Due to size constraints, this filing is being made in 5 related submissions. This submission is the fifth of the 5 related submissions. The accession number of the previous related submissions are as follows:

0000927730-13-000100

0000927730-13-000101

0000927730-13-000102

0000927730-13-000103

Accumulation Unit Values
Contract with Endorsements - 3.31%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$13.98	$15.28	$13.63	N/A	N/A	N/A	N/A
End of period	$15.01	$13.98	$15.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$9.39	$10.47	$9.22	$6.36	$13.47	N/A	N/A
End of period	$9.15	$9.39	$10.47	$9.22	$6.36	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	582	2,167	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$5.68	$8.14	$7.20	N/A	N/A	N/A	N/A
End of period	$6.78	$5.68	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$7.75	$8.12	$7.60	$6.04	$9.78	N/A	N/A
End of period	$8.69	$7.75	$8.12	$7.60	$6.04	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	405	409	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$6.67	$7.34	$7.09	$5.60	$9.75	N/A	N/A
End of period	$7.88	$6.67	$7.34	$7.09	$5.60	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.26	$7.56	$6.48	$4.39	N/A	N/A	N/A
End of period	$7.71	$6.26	$7.56	$6.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	176	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$10.77	$11.45	$9.33	$7.22	$11.16	N/A	N/A
End of period	$12.26	$10.77	$11.45	$9.33	$7.22	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	66	71	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$17.49	$17.02	$16.34	$14.80	$16.13	$15.58	N/A
End of period	$18.24	$17.49	$17.02	$16.34	$14.80	$16.13	N/A
Accumulation units outstanding at the end of period	-	1,164	1,164	1,164	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.83	$12.83	$11.42	N/A	N/A	N/A	N/A
End of period	$13.74	$11.83	$12.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,729	1,729	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$10.71	$11.85	$9.84	$7.67	$12.41	N/A	N/A
End of period	$12.23	$10.71	$11.85	$9.84	$7.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	63	65	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$10.18	$11.22	$9.90	$7.72	$12.42	$15.10	N/A
End of period	$12.63	$10.18	$11.22	$9.90	$7.72	$12.42	N/A
Accumulation units outstanding at the end of period	-	-	-	520	242	133	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$11.21	$12.44	$11.45	$8.64	$15.12	N/A	N/A
End of period	$12.55	$11.21	$12.44	$11.45	$8.64	N/A	N/A
Accumulation units outstanding at the end of period	-	418	418	-	-	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$9.49	$10.51	$9.25	$7.70	N/A	N/A	N/A
End of period	$10.33	$9.49	$10.51	$9.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$8.65	$10.25	$9.85	$7.82	$14.57	$13.45	N/A
End of period	$9.80	$8.65	$10.25	$9.85	$7.82	$14.57	N/A
Accumulation units outstanding at the end of period	-	-	-	958	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$16.72	$18.36	$15.11	$10.92	$20.32	$19.46	$17.95
End of period	$18.80	$16.72	$18.36	$15.11	$10.92	$20.32	$19.46
Accumulation units outstanding at the end of period	-	-	-	41	126	41	279

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.33	$12.98	$11.01	$6.62	$13.71	N/A	N/A
End of period	$12.21	$10.33	$12.98	$11.01	$6.62	N/A	N/A
Accumulation units outstanding at the end of period	-	1,238	1,238	648	849	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$14.42	$15.80	$13.27	$9.82	N/A	N/A	N/A
End of period	$15.03	$14.42	$15.80	$13.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	$12.06	$14.15	$11.88	N/A	N/A	N/A	N/A
End of period	$12.59	$12.06	$14.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,798	1,798	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$12.03	$11.42	$9.61	$6.49	$10.36	$11.02	$10.15
End of period	$13.69	$12.03	$11.42	$9.61	$6.49	$10.36	$11.02
Accumulation units outstanding at the end of period	-	547	637	718	2,827	3,280	3,170

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.64	$11.23	$10.97	$10.72	$10.68	$10.38	$10.35
End of period	$11.67	$11.64	$11.23	$10.97	$10.72	$10.68	$10.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	154

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.81	$6.84	$5.67	$5.06	$9.69	$9.92	$7.91
End of period	$8.40	$7.81	$6.84	$5.67	$5.06	$9.69	$9.92
Accumulation units outstanding at the end of period	-	845	1,067	1,210	3,900	4,137	4,177

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.39	$6.25	$5.76	$4.95	$10.11	$11.62	N/A
End of period	$6.90	$6.39	$6.25	$5.76	$4.95	$10.11	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,145	-	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$5.23	$6.20	$5.65	$4.92	N/A	N/A	N/A
End of period	$6.38	$5.23	$6.20	$5.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,546	1,546	-	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$10.27	$11.58	$10.43	$8.23	$16.52	$15.37	$11.34
End of period	$12.22	$10.27	$11.58	$10.43	$8.23	$16.52	$15.37
Accumulation units outstanding at the end of period	-	881	867	668	2,754	2,884	3,094

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	$8.53	$9.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.40	$8.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	287	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$11.07	$13.04	$12.62	$10.09	$18.28	$17.12	$14.09
End of period	$12.64	$11.07	$13.04	$12.62	$10.09	$18.28	$17.12
Accumulation units outstanding at the end of period	-	-	-	171	169	160	189

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.40	$9.92	$8.75	$7.29	$13.11	$13.37	$11.63
End of period	$10.73	$9.40	$9.92	$8.75	$7.29	$13.11	$13.37
Accumulation units outstanding at the end of period	-	59	64	594	6,527	10,181	26,950

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$7.76	$8.90	$8.09	$6.07	$11.64	N/A	N/A
End of period	$8.58	$7.76	$8.90	$8.09	$6.07	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	$5.73	$7.78	$7.86	$5.98	$11.42	N/A	N/A
End of period	$6.19	$5.73	$7.78	$7.86	$5.98	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	196	2,547	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$25.55	$25.57	$22.19	$19.10	$31.78	$24.29	$20.78
End of period	$25.79	$25.55	$25.57	$22.19	$19.10	$31.78	$24.29
Accumulation units outstanding at the end of period	-	107	107	28	906	2,692	2,666

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$6.12	$7.48	$6.94	$5.99	$12.29	$12.09	$11.94
End of period	$7.08	$6.12	$7.48	$6.94	$5.99	$12.29	$12.09
Accumulation units outstanding at the end of period	-	1,074	967	988	3,355	3,457	3,437

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$13.50	$14.26	$11.71	$8.77	$14.53	$13.98	$13.17
End of period	$15.31	$13.50	$14.26	$11.71	$8.77	$14.53	$13.98
Accumulation units outstanding at the end of period	-	376	376	106	116	114	113

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.06	$9.22	$8.33	$6.84	$11.33	$11.17	$10.03
End of period	$10.11	$9.06	$9.22	$8.33	$6.84	$11.33	$11.17
Accumulation units outstanding at the end of period	-	276	276	-	-	-	286

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$9.61	$10.77	$9.22	N/A	N/A	N/A	N/A
End of period	$10.59	$9.61	$10.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$10.34	$10.55	$9.46	$9.32	$16.08	$18.56	$17.52
End of period	$11.60	$10.34	$10.55	$9.46	$9.32	$16.08	$18.56
Accumulation units outstanding at the end of period	-	628	685	725	2,144	2,361	2,191

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$11.86	$12.82	$10.49	$8.51	$13.52	$14.28	$12.56
End of period	$13.30	$11.86	$12.82	$10.49	$8.51	$13.52	$14.28
Accumulation units outstanding at the end of period	-	-	-	350	122	124	112

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.45	$5.65	$5.21	$3.29	$6.00	N/A	N/A
End of period	$5.86	$5.45	$5.65	$5.21	$3.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	254	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$8.39	$11.26	$9.51	$8.57	$16.85	$14.58	$15.28
End of period	$8.86	$8.39	$11.26	$9.51	$8.57	$16.85	$14.58
Accumulation units outstanding at the end of period	-	-	-	573	197	189	4,870

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$9.40	$10.08	$9.04	$7.54	$13.62	$12.71	$11.71
End of period	$10.20	$9.40	$10.08	$9.04	$7.54	$13.62	$12.71
Accumulation units outstanding at the end of period	-	-	-	407	385	28,070	27,706

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$10.35	$11.66	$10.45	$7.74	$13.54	$13.16	$11.63
End of period	$12.07	$10.35	$11.66	$10.45	$7.74	$13.54	$13.16
Accumulation units outstanding at the end of period	-	-	-	-	438	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$14.56	$14.36	$13.80	$12.35	$12.72	$12.15	$12.13
End of period	$15.23	$14.56	$14.36	$13.80	$12.35	$12.72	$12.15
Accumulation units outstanding at the end of period	-	2,762	2,763	2,763	-	-	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.41	$12.25	$10.95	$7.74	$11.55	$12.07	N/A
End of period	$14.01	$12.41	$12.25	$10.95	$7.74	$11.55	N/A
Accumulation units outstanding at the end of period	-	-	-	180	-	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$10.99	$10.28	$9.43	N/A	N/A	N/A	N/A
End of period	$12.40	$10.99	$10.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$10.64	$10.32	$9.33	N/A	N/A	N/A	N/A
End of period	$11.75	$10.64	$10.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$10.76	$11.68	$10.31	$8.13	$13.81	$13.08	$11.70
End of period	$12.05	$10.76	$11.68	$10.31	$8.13	$13.81	$13.08
Accumulation units outstanding at the end of period	-	-	-	413	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.63	$10.65	$10.13	$9.22	$11.06	$10.75	$10.30
End of period	$11.19	$10.63	$10.65	$10.13	$9.22	$11.06	$10.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$11.18	$11.93	$10.62	$8.57	$13.70	$13.03	$11.80
End of period	$12.47	$11.18	$11.93	$10.62	$8.57	$13.70	$13.03
Accumulation units outstanding at the end of period	-	1,883	1,990	3,961	3,900	3,932	3,296

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.41	$11.94	$10.90	$9.13	$13.02	$12.39	$11.41
End of period	$12.55	$11.41	$11.94	$10.90	$9.13	$13.02	$12.39
Accumulation units outstanding at the end of period	-	636	654	664	718	729	722

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$34.64	$36.33	$29.37	$20.68	N/A	N/A	N/A
End of period	$38.06	$34.64	$36.33	$29.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.46	$9.65	$9.69	N/A	N/A	N/A	N/A
End of period	$9.38	$9.46	$9.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$11.41	$12.05	$10.74	$8.10	$14.07	N/A	N/A
End of period	$13.17	$11.41	$12.05	$10.74	$8.10	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$18.73	$19.21	N/A	N/A	N/A	N/A	N/A
End of period	$20.04	$18.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	265	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$21.23	$21.25	$19.82	$17.12	$22.32	$21.47	$19.52
End of period	$22.62	$21.23	$21.25	$19.82	$17.12	$22.32	$21.47
Accumulation units outstanding at the end of period	-	5,083	5,084	5,162	4,765	92	75

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.29	$9.60	$9.92	$10.24	$10.36	$10.23	$10.11
End of period	$8.99	$9.29	$9.60	$9.92	$10.24	$10.36	$10.23
Accumulation units outstanding at the end of period	-	-	-	461	-	3,477	13,423

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$16.22	$17.11	$15.56	$12.97	$20.12	$19.28	N/A
End of period	$18.25	$16.22	$17.11	$15.56	$12.97	$20.12	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 3.35%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$9.50	$10.46	$9.21	$6.35	$13.46	N/A	N/A
End of period	$9.24	$9.50	$10.46	$9.21	$6.35	N/A	N/A
Accumulation units outstanding at the end of period	-	0	-	418	443	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$10.21	$10.05	$9.23	$7.18	$10.57	N/A	N/A
End of period	$11.22	$10.21	$10.05	$9.23	$7.18	N/A	N/A
Accumulation units outstanding at the end of period	-	1	-	646	684	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.96	$14.08	$13.56	$13.53	N/A	N/A	N/A
End of period	$14.99	$14.96	$14.08	$13.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,266	1,343	1,423	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$11.23	$13.00	$12.58	$10.06	$18.23	N/A	N/A
End of period	$12.94	$11.23	$13.00	$12.58	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	-	1	-	546	578	N/A	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.45	$9.89	$8.74	$7.28	$13.10	N/A	N/A
End of period	$10.84	$9.45	$9.89	$8.74	$7.28	N/A	N/A
Accumulation units outstanding at the end of period	-	3	-	588	623	N/A	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$25.43	$25.46	$22.10	$19.03	$31.67	N/A	N/A
End of period	$25.66	$25.43	$25.46	$22.10	$19.03	N/A	N/A
Accumulation units outstanding at the end of period	-	593	629	545	577	N/A	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$8.98	$9.19	$8.31	$6.82	$11.31	N/A	N/A
End of period	$10.01	$8.98	$9.19	$8.31	$6.82	N/A	N/A
Accumulation units outstanding at the end of period	-	9	-	2,115	2,238	N/A	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$9.46	$10.06	$9.02	$7.53	$13.60	N/A	N/A
End of period	$10.30	$9.46	$10.06	$9.02	$7.53	N/A	N/A
Accumulation units outstanding at the end of period	-	3	-	1,402	1,484	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.76	$11.81	N/A	N/A	N/A	N/A	N/A
End of period	$13.38	$12.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,683	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$14.48	$14.28	N/A	N/A	N/A	N/A	N/A
End of period	$15.14	$14.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,405	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.23	$9.54	$9.87	$10.19	$10.31	N/A	N/A
End of period	$8.92	$9.23	$9.54	$9.87	$10.19	N/A	N/A
Accumulation units outstanding at the end of period	-	828	878	931	985	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$16.13	$17.03	$15.48	$12.96	$20.07	N/A	N/A
End of period	$18.15	$16.13	$17.03	$15.48	$12.96	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	7	7	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$17.96	$19.44	$17.99	$13.46	$24.20	$20.75	$18.94
End of period	$20.32	$17.96	$19.44	$17.99	$13.46	$24.20	$20.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$10.14	$11.19	$9.88	$7.71	$12.40	$15.09	$11.44
End of period	$12.58	$10.14	$11.19	$9.88	$7.71	$12.40	$15.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$11.12	$12.35	$11.37	$8.58	$15.03	$14.16	N/A
End of period	$12.44	$11.12	$12.35	$11.37	$8.58	$15.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$8.59	$10.19	$9.79	$7.78	$14.50	$13.39	$10.49
End of period	$9.73	$8.59	$10.19	$9.79	$7.78	$14.50	$13.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.30	$12.95	$10.99	$6.62	$13.70	$10.75	N/A
End of period	$12.17	$10.30	$12.95	$10.99	$6.62	$13.70	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.95	$11.35	$9.56	$6.46	$10.32	$10.98	$10.12
End of period	$13.60	$11.95	$11.35	$9.56	$6.46	$10.32	$10.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.58	$11.18	$10.92	$10.68	$10.65	$10.35	$10.33
End of period	$11.61	$11.58	$11.18	$10.92	$10.68	$10.65	$10.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.18	$4.46	$3.76	$3.10	$5.31	$5.27	N/A
End of period	$4.86	$4.18	$4.46	$3.76	$3.10	$5.31	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$9.45	$9.17	$7.73	$6.00	$9.04	$10.15	$9.25
End of period	$11.28	$9.45	$9.17	$7.73	$6.00	$9.04	$10.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.76	$6.80	$5.64	$5.04	$9.65	$9.88	$7.88
End of period	$8.35	$7.76	$6.80	$5.64	$5.04	$9.65	$9.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$5.20	$6.17	$5.62	$4.90	$10.27	$12.85	$11.20
End of period	$6.34	$5.20	$6.17	$5.62	$4.90	$10.27	$12.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$10.21	$11.51	$10.38	$8.19	$16.45	$15.31	$11.30
End of period	$12.13	$10.21	$11.51	$10.38	$8.19	$16.45	$15.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$11.02	$12.99	$12.57	$10.06	$18.22	$17.08	$14.06
End of period	$12.57	$11.02	$12.99	$12.57	$10.06	$18.22	$17.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.36	$9.89	$8.73	$7.27	$13.09	$13.35	$11.62
End of period	$10.69	$9.36	$9.89	$8.73	$7.27	$13.09	$13.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$9.87	$10.00	$8.83	$6.81	$12.04	$10.45	$10.32
End of period	$11.41	$9.87	$10.00	$8.83	$6.81	$12.04	$10.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$25.40	$25.43	$22.08	$19.01	$31.65	$24.20	$20.71
End of period	$25.62	$25.40	$25.43	$22.08	$19.01	$31.65	$24.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$6.08	$7.43	$6.90	$5.96	$12.23	$12.05	$11.90
End of period	$7.03	$6.08	$7.43	$6.90	$5.96	$12.23	$12.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$13.43	$14.20	$11.67	$8.74	$14.48	$13.94	$13.14
End of period	$15.23	$13.43	$14.20	$11.67	$8.74	$14.48	$13.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.01	$9.18	$8.30	$6.81	$11.30	$11.14	$10.01
End of period	$10.05	$9.01	$9.18	$8.30	$6.81	$11.30	$11.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$10.28	$10.49	$9.41	$9.28	$16.01	$18.49	$17.47
End of period	$11.52	$10.28	$10.49	$9.41	$9.28	$16.01	$18.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$11.81	$12.76	$10.45	$8.48	$13.48	$14.24	$12.54
End of period	$13.23	$11.81	$12.76	$10.45	$8.48	$13.48	$14.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.41	$5.62	$5.18	$3.27	$5.98	$5.40	$5.10
End of period	$5.82	$5.41	$5.62	$5.18	$3.27	$5.98	$5.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$8.36	$11.23	$9.48	$8.55	$16.82	$14.56	$15.27
End of period	$8.83	$8.36	$11.23	$9.48	$8.55	$16.82	$14.56
Accumulation units outstanding at the end of period	-	-	-	1,966	1,968	1,968	2,382

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$9.37	$10.05	$9.02	$7.52	$13.60	$12.70	$11.71
End of period	$10.15	$9.37	$10.05	$9.02	$7.52	$13.60	$12.70
Accumulation units outstanding at the end of period	-	-	-	2,211	2,213	2,213	2,679

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$10.29	$11.60	$10.39	$7.71	$13.48	$13.12	$11.60
End of period	$11.99	$10.29	$11.60	$10.39	$7.71	$13.48	$13.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$14.46	$14.27	$13.72	$12.29	$12.66	$12.09	$12.09
End of period	$15.11	$14.46	$14.27	$13.72	$12.29	$12.66	$12.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.32	$12.17	$10.88	$7.69	$11.49	$12.02	$11.25
End of period	$13.91	$12.32	$12.17	$10.88	$7.69	$11.49	$12.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$11.10	$11.85	$10.55	$8.52	$13.64	$12.97	$11.75
End of period	$12.38	$11.10	$11.85	$10.55	$8.52	$13.64	$12.97
Accumulation units outstanding at the end of period	-	-	-	2,257	2,261	2,264	2,266

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$21.21	$22.20	$19.66	$14.17	$25.64	$24.08	$21.90
End of period	$24.37	$21.21	$22.20	$19.66	$14.17	$25.64	$24.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$34.36	$36.05	$29.16	$20.54	$35.79	$31.58	$30.58
End of period	$37.73	$34.36	$36.05	$29.16	$20.54	$35.79	$31.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$11.35	$11.98	$10.69	$8.07	$14.01	$14.37	$12.38
End of period	$13.09	$11.35	$11.98	$10.69	$8.07	$14.01	$14.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$21.05	$21.08	$19.67	$17.00	$22.17	$21.34	$19.41
End of period	$22.41	$21.05	$21.08	$19.67	$17.00	$22.17	$21.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.21	$9.53	$9.85	$10.17	$10.30	$10.17	$10.06
End of period	$8.91	$9.21	$9.53	$9.85	$10.17	$10.30	$10.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$16.14	$17.04	$15.50	$12.93	$20.06	$19.24	N/A
End of period	$18.16	$16.14	$17.04	$15.50	$12.93	$20.06	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 3.41%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$8.78	$9.54	$9.05	$7.65	$11.03	$10.57	N/A
End of period	$9.59	$8.78	$9.54	$9.05	$7.65	$11.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$19.95	$21.13	$16.12	$12.31	$20.64	$19.05	$16.42
End of period	$21.95	$19.95	$21.13	$16.12	$12.31	$20.64	$19.05
Accumulation units outstanding at the end of period	-	133	145	153	134	143	232

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$10.70	$11.38	$9.29	$7.19	$11.13	$12.27	$10.78
End of period	$12.17	$10.70	$11.38	$9.29	$7.19	$11.13	$12.27
Accumulation units outstanding at the end of period	-	264	262	246	246	233	359

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$17.21	$16.75	$16.11	$14.60	$15.93	$15.41	$15.22
End of period	$17.92	$17.21	$16.75	$16.11	$14.60	$15.93	$15.41
Accumulation units outstanding at the end of period	-	144	135	140	172	187	264

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$10.55	$11.67	$9.72	$7.64	$12.38	$12.46	$11.14
End of period	$12.04	$10.55	$11.67	$9.72	$7.64	$12.38	$12.46
Accumulation units outstanding at the end of period	-	10	10	10	10	9	135

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$10.11	$11.16	$9.86	$7.69	$12.38	$15.08	N/A
End of period	$12.54	$10.11	$11.16	$9.86	$7.69	$12.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$11.03	$12.25	$11.29	$8.53	$14.94	$14.08	$11.88
End of period	$12.34	$11.03	$12.25	$11.29	$8.53	$14.94	$14.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$9.39	$10.42	$9.18	$7.64	$12.68	$11.34	$10.88
End of period	$10.21	$9.39	$10.42	$9.18	$7.64	$12.68	$11.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$12.33	$12.93	$10.60	$8.14	$13.97	$12.98	$11.73
End of period	$14.02	$12.33	$12.93	$10.60	$8.14	$13.97	$12.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$8.53	$10.12	$9.74	$7.74	$14.43	$13.33	$10.45
End of period	$9.65	$8.53	$10.12	$9.74	$7.74	$14.43	$13.33
Accumulation units outstanding at the end of period	-	283	269	237	236	208	340

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.81	$13.95	$13.45	$13.42	$13.03	$12.68	$12.70
End of period	$14.83	$14.81	$13.95	$13.45	$13.42	$13.03	$12.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$14.22	$15.60	$13.11	$9.72	$16.47	$17.50	$15.81
End of period	$14.81	$14.22	$15.60	$13.11	$9.72	$16.47	$17.50
Accumulation units outstanding at the end of period	-	178	170	178	170	154	156

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.88	$11.29	$9.51	$6.43	$10.28	$10.95	$10.09
End of period	$13.52	$11.88	$11.29	$9.51	$6.43	$10.28	$10.95
Accumulation units outstanding at the end of period	-	220	222	257	273	252	241

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.43	$11.08	$10.88	$10.67	$10.63	$10.33	$10.31
End of period	$11.41	$11.43	$11.08	$10.88	$10.67	$10.63	$10.33
Accumulation units outstanding at the end of period	-	8	9	9	10	12	150

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.15	$4.43	$3.74	$3.08	$5.29	$5.25	N/A
End of period	$4.83	$4.15	$4.43	$3.74	$3.08	$5.29	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.71	$6.76	$5.61	$5.01	$9.61	$9.85	$7.86
End of period	$8.29	$7.71	$6.76	$5.61	$5.01	$9.61	$9.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.36	$6.22	$5.74	$4.94	$10.09	$11.61	N/A
End of period	$6.85	$6.36	$6.22	$5.74	$4.94	$10.09	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$10.15	$11.45	$10.33	$8.15	$16.39	$15.26	$11.27
End of period	$12.06	$10.15	$11.45	$10.33	$8.15	$16.39	$15.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$10.05	$9.38	$9.34	$7.99	$10.76	$10.36	$10.08
End of period	$11.51	$10.05	$9.38	$9.34	$7.99	$10.76	$10.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.33	$9.86	$8.71	$7.26	$13.07	$13.34	N/A
End of period	$10.64	$9.33	$9.86	$8.71	$7.26	$13.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$25.29	$25.33	$22.01	$18.96	$31.57	$24.15	$20.69
End of period	$25.50	$25.29	$25.33	$22.01	$18.96	$31.57	$24.15
Accumulation units outstanding at the end of period	-	210	238	216	181	206	355

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$6.04	$7.39	$6.87	$5.93	$12.19	$12.01	$11.87
End of period	$6.99	$6.04	$7.39	$6.87	$5.93	$12.19	$12.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$8.98	$9.16	$8.28	$6.80	$11.28	$11.13	$10.01
End of period	$10.01	$8.98	$9.16	$8.28	$6.80	$11.28	$11.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$10.22	$10.43	$9.37	$9.24	$15.95	$18.43	$17.42
End of period	$11.45	$10.22	$10.43	$9.37	$9.24	$15.95	$18.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$11.73	$12.69	$10.39	$8.44	$13.42	$14.19	$12.50
End of period	$13.14	$11.73	$12.69	$10.39	$8.44	$13.42	$14.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$9.33	$10.02	$8.99	$7.51	$13.57	$12.68	$11.70
End of period	$10.11	$9.33	$10.02	$8.99	$7.51	$13.57	$12.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$10.27	$11.57	$10.38	$7.70	$13.48	$13.12	$11.60
End of period	$11.96	$10.27	$11.57	$10.38	$7.70	$13.48	$13.12
Accumulation units outstanding at the end of period	-	242	235	230	234	216	339

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$14.36	$14.18	$13.64	$12.22	$12.59	$12.04	$12.04
End of period	$15.00	$14.36	$14.18	$13.64	$12.22	$12.59	$12.04
Accumulation units outstanding at the end of period	-	350	325	338	427	486	799

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.23	$12.09	$10.82	$7.65	$11.43	$11.96	$11.20
End of period	$13.80	$12.23	$12.09	$10.82	$7.65	$11.43	$11.96
Accumulation units outstanding at the end of period	-	208	201	226	245	248	352

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$21.03	$22.02	$19.51	$14.07	$25.47	$23.94	$21.79
End of period	$24.16	$21.03	$22.02	$19.51	$14.07	$25.47	$23.94
Accumulation units outstanding at the end of period	-	372	383	381	362	348	551

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$34.07	$35.77	$28.95	$20.40	$35.56	$31.40	$30.41
End of period	$37.41	$34.07	$35.77	$28.95	$20.40	$35.56	$31.40
Accumulation units outstanding at the end of period	-	78	80	84	83	83	137

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$11.28	$11.92	$10.64	$8.03	$13.96	$14.32	$12.35
End of period	$13.01	$11.28	$11.92	$10.64	$8.03	$13.96	$14.32
Accumulation units outstanding at the end of period	-	704	686	666	637	593	924

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$18.43	$18.92	$17.37	$13.33	$23.34	$22.01	$21.77
End of period	$19.70	$18.43	$18.92	$17.37	$13.33	$23.34	$22.01
Accumulation units outstanding at the end of period	-	140	141	134	120	119	122

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$16.07	$16.97	$15.45	$12.89	$20.01	$19.20	N/A
End of period	$18.07	$16.07	$16.97	$15.45	$12.89	$20.01	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 3.445%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$9.33	$10.42	$9.18	$6.34	N/A	N/A	N/A
End of period	$9.08	$9.33	$10.42	$9.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	50	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$6.78	$8.91	$7.72	N/A	N/A	N/A	N/A
End of period	$8.03	$6.78	$8.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$7.70	$8.08	$7.57	N/A	N/A	N/A	N/A
End of period	$8.62	$7.70	$8.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$6.63	$7.30	$7.06	N/A	N/A	N/A	N/A
End of period	$7.81	$6.63	$7.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$10.68	$11.36	$9.27	N/A	N/A	N/A	N/A
End of period	$12.13	$10.68	$11.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$10.61	$11.75	$9.78	N/A	N/A	N/A	N/A
End of period	$12.10	$10.61	$11.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$10.10	$11.15	$9.85	$7.68	N/A	N/A	N/A
End of period	$12.52	$10.10	$11.15	$9.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$16.33	$17.96	$14.80	$10.72	$19.98	$19.16	$17.69
End of period	$18.34	$16.33	$17.96	$14.80	$10.72	$19.98	$19.16
Accumulation units outstanding at the end of period	-	-	-	-	15	-	156

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$14.15	$15.52	$13.06	$9.68	N/A	N/A	N/A
End of period	$14.73	$14.15	$15.52	$13.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$5.15	$6.12	$5.58	$4.86	N/A	N/A	N/A
End of period	$6.27	$5.15	$6.12	$5.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	67	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.31	$9.84	$8.69	$7.25	$13.06	$13.33	$11.61
End of period	$10.61	$9.31	$9.84	$8.69	$7.25	$13.06	$13.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,360

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$7.70	$8.84	$8.05	N/A	N/A	N/A	N/A
End of period	$8.51	$7.70	$8.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$25.18	$25.23	$21.92	$18.86	N/A	N/A	N/A
End of period	$25.38	$25.18	$25.23	$21.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	20	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.36	$5.56	$5.14	$3.25	N/A	N/A	N/A
End of period	$5.76	$5.36	$5.56	$5.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	92	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$10.58	$10.28	$9.30	N/A	N/A	N/A	N/A
End of period	$11.67	$10.58	$10.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$33.84	$35.55	$28.78	$20.30	N/A	N/A	N/A
End of period	$37.14	$33.84	$35.55	$28.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	30	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$11.23	$11.86	$10.60	N/A	N/A	N/A	N/A
End of period	$12.94	$11.23	$11.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.08	$9.40	$9.73	$10.06	$10.19	N/A	N/A
End of period	$8.78	$9.08	$9.40	$9.73	$10.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.47%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.29	$9.82	$8.68	$7.24	$13.05	$13.32	$11.60
End of period	$10.59	$9.29	$9.82	$8.68	$7.24	$13.05	$13.32
Accumulation units outstanding at the end of period	-	2,833	3,045	3,275	3,548	3,754	3,922

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.16	$11.70	$10.70	$8.97	$12.82	$12.21	$11.27
End of period	$12.26	$11.16	$11.70	$10.70	$8.97	$12.82	$12.21
Accumulation units outstanding at the end of period	-	2,346	2,521	2,712	2,938	3,108	3,248

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.51%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$9.29	$10.39	$9.16	$6.33	$13.44	N/A	N/A
End of period	$9.04	$9.29	$10.39	$9.16	$6.33	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$17.51	$18.99	$17.60	$13.19	$23.75	N/A	N/A
End of period	$19.79	$17.51	$18.99	$17.60	$13.19	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$19.65	$20.83	N/A	N/A	N/A	N/A	N/A
End of period	$21.59	$19.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$16.92	$16.49	$15.87	$14.40	$15.73	$15.23	$15.06
End of period	$17.61	$16.92	$16.49	$15.87	$14.40	$15.73	$15.23
Accumulation units outstanding at the end of period	-	-	-	-	-	605	-

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$10.04	$11.10	$9.81	$7.67	$12.35	$15.05	N/A
End of period	$12.44	$10.04	$11.10	$9.81	$7.67	$12.35	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$8.41	$9.99	$9.62	$7.66	$14.29	$13.22	$10.37
End of period	$9.51	$8.41	$9.99	$9.62	$7.66	$14.29	$13.22
Accumulation units outstanding at the end of period	-	-	-	-	-	415	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.57	$13.73	$13.25	$13.24	$12.87	$12.53	N/A
End of period	$14.57	$14.57	$13.73	$13.25	$13.24	$12.87	N/A
Accumulation units outstanding at the end of period	-	728	-	-	-	-	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.21	$12.86	$10.93	$6.59	$13.66	N/A	N/A
End of period	$12.05	$10.21	$12.86	$10.93	$6.59	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$14.03	$15.40	$12.96	$9.61	$16.31	$17.35	N/A
End of period	$14.59	$14.03	$15.40	$12.96	$9.61	$16.31	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	702	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.74	$11.16	$9.41	$6.37	$10.19	$10.86	$10.03
End of period	$13.34	$11.74	$11.16	$9.41	$6.37	$10.19	$10.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.41	$11.03	$10.79	$10.57	$10.56	$10.28	$10.27
End of period	$11.42	$11.41	$11.03	$10.79	$10.57	$10.56	$10.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.62	$6.69	$5.56	$4.97	$9.53	$9.77	$7.81
End of period	$8.18	$7.62	$6.69	$5.56	$4.97	$9.53	$9.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,000

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.32	$6.19	$5.72	$4.93	$10.08	N/A	N/A
End of period	$6.80	$6.32	$6.19	$5.72	$4.93	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$10.02	$11.31	$10.22	$8.08	$16.25	$15.15	$11.20
End of period	$11.89	$10.02	$11.31	$10.22	$8.08	$16.25	$15.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$10.85	$12.81	$12.42	$9.95	$18.06	$16.95	$13.98
End of period	$12.37	$10.85	$12.81	$12.42	$9.95	$18.06	$16.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.26	$9.80	$8.66	$7.23	$13.03	$13.31	$11.60
End of period	$10.56	$9.26	$9.80	$8.66	$7.23	$13.03	$13.31
Accumulation units outstanding at the end of period	-	-	-	-	-	3,735	3,086

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$7.68	$8.82	$8.03	$6.04	$11.61	N/A	N/A
End of period	$8.47	$7.68	$8.82	$8.03	$6.04	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$24.92	$24.99	$21.73	$18.75	$31.25	$23.93	$20.51
End of period	$25.11	$24.92	$24.99	$21.73	$18.75	$31.25	$23.93
Accumulation units outstanding at the end of period	-	-	-	-	-	400	562

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$5.97	$7.31	$6.79	$5.88	$12.08	$11.92	$11.79
End of period	$6.89	$5.97	$7.31	$6.79	$5.88	$12.08	$11.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	150

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$13.24	$14.01	$11.53	$8.65	$14.35	$13.84	$13.07
End of period	$14.98	$13.24	$14.01	$11.53	$8.65	$14.35	$13.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$8.88	$9.06	$8.20	$6.74	$11.20	$11.06	$9.95
End of period	$9.89	$8.88	$9.06	$8.20	$6.74	$11.20	$11.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-	323

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$10.09	$10.31	$9.27	$9.15	$15.81	$18.29	$17.30
End of period	$11.29	$10.09	$10.31	$9.27	$9.15	$15.81	$18.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$11.63	$12.59	$10.32	$8.39	$13.36	$14.14	$12.46
End of period	$13.01	$11.63	$12.59	$10.32	$8.39	$13.36	$14.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$8.27	$11.12	$9.41	$8.50	$16.74	$14.52	$15.24
End of period	$8.72	$8.27	$11.12	$9.41	$8.50	$16.74	$14.52
Accumulation units outstanding at the end of period	-	-	642	-	-	780	426

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$9.26	$9.96	$8.94	$7.47	$13.53	$12.66	$11.68
End of period	$10.03	$9.26	$9.96	$8.94	$7.47	$13.53	$12.66
Accumulation units outstanding at the end of period	-	-	-	-	-	690	12,342

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$10.14	$11.44	$10.27	$7.63	$13.36	$13.01	N/A
End of period	$11.79	$10.14	$11.44	$10.27	$7.63	$13.36	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.66	$11.74	$11.28	$9.97	N/A	N/A	N/A
End of period	$13.25	$12.66	$11.74	$11.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	641	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$14.17	$13.99	$13.47	$12.09	$12.47	$11.93	$11.94
End of period	$14.78	$14.17	$13.99	$13.47	$12.09	$12.47	$11.93
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.07	$11.94	$10.69	$7.57	$11.32	$11.86	$11.11
End of period	$13.60	$12.07	$11.94	$10.69	$7.57	$11.32	$11.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$8.84	$9.88	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	$8.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$7.72	$9.74	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	$7.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.10	$11.64	$10.65	$8.94	$12.77	$12.17	$11.24
End of period	$12.18	$11.10	$11.64	$10.65	$8.94	$12.77	$12.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$33.51	$35.22	N/A	N/A	N/A	N/A	N/A
End of period	$36.75	$33.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$11.15	$11.79	$10.54	$7.96	$13.85	$14.23	$12.28
End of period	$12.84	$11.15	$11.79	$10.54	$7.96	$13.85	$14.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	251

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$20.53	$20.59	$19.24	$16.65	$21.76	$20.97	N/A
End of period	$21.82	$20.53	$20.59	$19.24	$16.65	$21.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$8.99	$9.31	$9.64	$9.97	$10.10	N/A	N/A
End of period	$8.68	$8.99	$9.31	$9.64	$9.97	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$15.92	$16.83	$15.34	$12.81	$19.91	$19.12	N/A
End of period	$17.88	$15.92	$16.83	$15.34	$12.81	$19.91	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 3.61%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$13.87	$15.20	$13.60	N/A	N/A	N/A	N/A
End of period	$14.84	$13.87	$15.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$9.25	$10.35	$9.14	$6.32	$13.43	N/A	N/A
End of period	$8.99	$9.25	$10.35	$9.14	$6.32	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	398	240	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.53	$10.27	N/A	N/A	N/A	N/A	N/A
End of period	$10.07	$9.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$17.22	$18.70	$17.34	$13.01	$23.45	$20.15	$18.44
End of period	$19.44	$17.22	$18.70	$17.34	$13.01	$23.45	$20.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$19.35	$20.54	$15.70	$12.01	$20.18	$18.67	$16.11
End of period	$21.25	$19.35	$20.54	$15.70	$12.01	$20.18	$18.67
Accumulation units outstanding at the end of period	-	-	147	177	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$6.74	$8.86	$7.70	N/A	N/A	N/A	N/A
End of period	$7.96	$6.74	$8.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$5.61	$8.07	$7.15	N/A	N/A	N/A	N/A
End of period	$6.68	$5.61	$8.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$6.57	$7.26	$7.03	$5.57	$9.72	N/A	N/A
End of period	$7.74	$6.57	$7.26	$7.03	$5.57	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$10.56	$11.25	$9.20	N/A	N/A	N/A	N/A
End of period	$11.98	$10.56	$11.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$16.64	$16.24	$15.64	$14.20	$15.53	$15.05	N/A
End of period	$17.30	$16.64	$16.24	$15.64	$14.20	$15.53	N/A
Accumulation units outstanding at the end of period	-	-	-	166	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.72	$12.74	$11.38	N/A	N/A	N/A	N/A
End of period	$13.56	$11.72	$12.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	586	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$10.50	$11.65	$9.71	N/A	N/A	N/A	N/A
End of period	$11.95	$10.50	$11.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$9.98	$11.03	$9.76	$7.64	N/A	N/A	N/A
End of period	$12.35	$9.98	$11.03	$9.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	367	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$10.67	$11.87	$10.96	$8.30	$14.56	N/A	N/A
End of period	$11.91	$10.67	$11.87	$10.96	$8.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	744	-	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$9.20	$10.23	$9.03	$7.53	$12.53	$11.22	$10.79
End of period	$9.99	$9.20	$10.23	$9.03	$7.53	$12.53	$11.22
Accumulation units outstanding at the end of period	-	-	1,118	-	-	-	-

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$9.75	$10.92	N/A	N/A	N/A	N/A	N/A
End of period	$11.02	$9.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$8.29	$9.87	$9.51	$7.57	$14.15	$13.10	N/A
End of period	$9.37	$8.29	$9.87	$9.51	$7.57	$14.15	N/A
Accumulation units outstanding at the end of period	-	-	-	283	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$15.90	$17.51	$14.46	$10.48	$19.57	$18.79	$17.39
End of period	$17.82	$15.90	$17.51	$14.46	$10.48	$19.57	$18.79
Accumulation units outstanding at the end of period	-	-	-	-	151	-	526

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.32	$13.52	$13.06	$13.05	N/A	N/A	N/A
End of period	$14.32	$14.32	$13.52	$13.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.16	$12.80	$10.89	$6.57	$13.64	N/A	N/A
End of period	$11.97	$10.16	$12.80	$10.89	$6.57	N/A	N/A
Accumulation units outstanding at the end of period	-	-	601	575	-	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$13.83	$15.20	$12.81	$9.51	$16.15	$17.20	$15.56
End of period	$14.38	$13.83	$15.20	$12.81	$9.51	$16.15	$17.20
Accumulation units outstanding at the end of period	-	-	-	-	166	-	-

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.59	$11.04	$9.31	$6.31	$10.11	$10.78	$9.96
End of period	$13.16	$11.59	$11.04	$9.31	$6.31	$10.11	$10.78
Accumulation units outstanding at the end of period	-	-	-	866	-	-	-

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.30	$10.93	$10.70	N/A	N/A	N/A	N/A
End of period	$11.29	$11.30	$10.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.05	$4.33	$3.67	N/A	N/A	N/A	N/A
End of period	$4.70	$4.05	$4.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,223	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.52	$6.61	$5.50	$4.92	$9.45	$9.70	$7.76
End of period	$8.07	$7.52	$6.61	$5.50	$4.92	$9.45	$9.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.28	$6.16	$5.70	N/A	N/A	N/A	N/A
End of period	$6.75	$6.28	$6.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$5.04	$5.99	$5.48	$4.79	$10.05	$12.61	$11.02
End of period	$6.13	$5.04	$5.99	$5.48	$4.79	$10.05	$12.61
Accumulation units outstanding at the end of period	-	-	-	-	320	-	-

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$9.90	$11.19	$10.11	$8.00	$16.11	$15.03	$11.12
End of period	$11.74	$9.90	$11.19	$10.11	$8.00	$16.11	$15.03
Accumulation units outstanding at the end of period	-	-	724	268	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$9.78	$9.14	$9.13	N/A	N/A	N/A	N/A
End of period	$11.18	$9.78	$9.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	$8.41	$8.90	$7.97	N/A	N/A	N/A	N/A
End of period	$9.24	$8.41	$8.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.20	$9.74	$8.62	$7.20	$12.99	$13.28	$11.58
End of period	$10.47	$9.20	$9.74	$8.62	$7.20	$12.99	$13.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	8,458

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$7.63	$8.78	$8.00	$6.03	$11.59	N/A	N/A
End of period	$8.41	$7.63	$8.78	$8.00	$6.03	N/A	N/A
Accumulation units outstanding at the end of period	-	-	633	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$9.69	$9.85	$8.71	$6.73	$11.94	$10.40	$10.29
End of period	$11.18	$9.69	$9.85	$8.71	$6.73	$11.94	$10.40
Accumulation units outstanding at the end of period	-	-	285	-	-	-	-

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$24.61	$24.71	$21.51	$18.57	$30.98	$23.75	$20.38
End of period	$24.77	$24.61	$24.71	$21.51	$18.57	$30.98	$23.75
Accumulation units outstanding at the end of period	-	-	124	253	81	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$5.89	$7.23	$6.72	$5.82	$11.98	$11.83	$11.72
End of period	$6.80	$5.89	$7.23	$6.72	$5.82	$11.98	$11.83
Accumulation units outstanding at the end of period	-	-	-	791	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$9.48	$10.65	$9.14	N/A	N/A	N/A	N/A
End of period	$10.41	$9.48	$10.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$9.97	$10.19	$9.17	$9.07	$15.68	$18.16	$17.19
End of period	$11.14	$9.97	$10.19	$9.17	$9.07	$15.68	$18.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$11.51	$12.48	N/A	N/A	N/A	N/A	N/A
End of period	$12.87	$11.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.25	$5.46	$5.05	$3.19	$5.85	$5.30	$5.02
End of period	$5.63	$5.25	$5.46	$5.05	$3.19	$5.85	$5.30
Accumulation units outstanding at the end of period	-	-	1,025	548	470	2,838	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$8.21	$11.05	$9.36	$8.46	$16.69	$14.48	$15.22
End of period	$8.65	$8.21	$11.05	$9.36	$8.46	$16.69	$14.48
Accumulation units outstanding at the end of period	-	-	1,047	-	-	-	652

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$10.03	$11.33	$10.18	$7.57	$13.27	$12.94	$11.47
End of period	$11.66	$10.03	$11.33	$10.18	$7.57	$13.27	$12.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$13.97	$13.82	$13.31	N/A	N/A	N/A	N/A
End of period	$14.56	$13.97	$13.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$11.90	$11.79	$10.57	$7.49	$11.21	$11.76	N/A
End of period	$13.40	$11.90	$11.79	$10.57	$7.49	$11.21	N/A
Accumulation units outstanding at the end of period	-	-	427	-	-	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$10.86	$10.18	$9.38	N/A	N/A	N/A	N/A
End of period	$12.21	$10.86	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$10.51	$10.23	$9.27	N/A	N/A	N/A	N/A
End of period	$11.57	$10.51	$10.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$10.32	$11.24	$9.95	$7.87	$13.42	$12.74	$11.43
End of period	$11.53	$10.32	$11.24	$9.95	$7.87	$13.42	$12.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$10.73	$11.48	$10.25	$8.30	$13.31	$12.69	$11.53
End of period	$11.93	$10.73	$11.48	$10.25	$8.30	$13.31	$12.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,276

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$10.94	$11.49	$10.53	$8.84	$12.64	$12.07	$11.15
End of period	$12.01	$10.94	$11.49	$10.53	$8.84	$12.64	$12.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$20.35	$21.35	$18.95	$13.69	$24.84	$23.39	$21.33
End of period	$23.32	$20.35	$21.35	$18.95	$13.69	$24.84	$23.39
Accumulation units outstanding at the end of period	-	-	-	301	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$32.96	$34.67	$28.12	$19.85	$34.67	$30.67	$29.78
End of period	$36.11	$32.96	$34.67	$28.12	$19.85	$34.67	$30.67
Accumulation units outstanding at the end of period	-	-	-	98	80	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.30	$9.51	$9.58	N/A	N/A	N/A	N/A
End of period	$9.19	$9.30	$9.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$11.02	$11.67	$10.44	$7.89	$13.75	$14.13	$12.21
End of period	$12.68	$11.02	$11.67	$10.44	$7.89	$13.75	$14.13
Accumulation units outstanding at the end of period	-	-	-	785	-	-	-

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$17.82	$18.33	N/A	N/A	N/A	N/A	N/A
End of period	$19.01	$17.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$8.84	$9.16	$9.50	$9.83	$9.98	N/A	N/A
End of period	$8.52	$8.84	$9.16	$9.50	$9.83	N/A	N/A
Accumulation units outstanding at the end of period	-	5,621	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.91%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$18.48	$19.67	$15.08	$11.58	$19.50	$18.10	$15.67
End of period	$20.23	$18.48	$19.67	$15.08	$11.58	$19.50	$18.10
Accumulation units outstanding at the end of period	-	-	-	-	172	164	173

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$10.35	$11.07	$9.07	$7.06	$10.98	$12.17	$10.75
End of period	$11.71	$10.35	$11.07	$9.07	$7.06	$10.98	$12.17
Accumulation units outstanding at the end of period	-	-	-	-	280	266	255

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$15.83	$15.49	$14.97	$13.63	$14.95	$14.53	$14.43
End of period	$16.40	$15.83	$15.49	$14.97	$13.63	$14.95	$14.53
Accumulation units outstanding at the end of period	-	-	-	-	185	225	199

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$10.29	$11.45	$9.57	$7.50	$12.21	$12.35	$11.10
End of period	$11.68	$10.29	$11.45	$9.57	$7.50	$12.21	$12.35
Accumulation units outstanding at the end of period	-	-	-	-	277	256	249

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$10.15	$11.33	$10.49	$7.96	$14.02	$13.28	$11.27
End of period	$11.29	$10.15	$11.33	$10.49	$7.96	$14.02	$13.28
Accumulation units outstanding at the end of period	-	-	-	-	270	228	232

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$7.96	$9.49	$9.18	$7.33	$13.73	$12.76	$10.05
End of period	$8.96	$7.96	$9.49	$9.18	$7.33	$13.73	$12.76
Accumulation units outstanding at the end of period	-	-	-	-	283	234	249

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$10.97	$10.64	$10.45	$10.28	$10.31	$10.07	$10.11
End of period	$10.93	$10.97	$10.64	$10.45	$10.28	$10.31	$10.07
Accumulation units outstanding at the end of period	-	-	-	-	254	325	285

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$9.53	$10.80	$9.80	$7.77	$15.70	$14.69	$10.90
End of period	$11.26	$9.53	$10.80	$9.80	$7.77	$15.70	$14.69
Accumulation units outstanding at the end of period	-	-	-	-	256	192	212

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$23.71	$23.87	$20.84	$18.05	$30.20	$23.22	$19.99
End of period	$23.79	$23.71	$23.87	$20.84	$18.05	$30.20	$23.22
Accumulation units outstanding at the end of period	-	-	-	-	232	228	285

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$13.40	$13.29	$12.85	$11.57	$11.99	$11.52	$11.58
End of period	$13.93	$13.40	$13.29	$12.85	$11.57	$11.99	$11.52
Accumulation units outstanding at the end of period	-	-	-	-	896	1,128	994

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$19.36	$20.37	$18.14	$13.14	$23.91	$22.59	$20.66
End of period	$22.12	$19.36	$20.37	$18.14	$13.14	$23.91	$22.59
Accumulation units outstanding at the end of period	-	-	-	-	315	266	270

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$31.35	$33.08	$26.90	$19.05	$33.38	$29.62	$28.84
End of period	$34.24	$31.35	$33.08	$26.90	$19.05	$33.38	$29.62
Accumulation units outstanding at the end of period	-	-	-	-	108	95	102

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$10.64	$11.30	$10.14	$7.69	$13.43	$13.85	$12.00
End of period	$12.21	$10.64	$11.30	$10.14	$7.69	$13.43	$13.85
Accumulation units outstanding at the end of period	-	-	-	-	761	679	666

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2012

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Dynamic Risk Advantage - Aggressive Portfolio	Curian Dynamic Risk Advantage - Diversified Portfolio	Curian Dynamic Risk Advantage - Income Portfolio	Curian Guidance - Balanced Income Portfolio	Curian Guidance - Equity 100 Portfolio	Curian Guidance - Fixed 100 Portfolio	Curian Guidance - Institutional Alt 100 Portfolio	Curian Guidance - Institutional Alt 65 Portfolio	Curian Guidance - Maximize Income Portfolio	Curian Guidance - Maximum Growth Portfolio
Assets
Investments, at value (a)	$19,135,929	$98,448,086	$72,576,631	$47,534,777	$3,442,699	$6,019,762	$135,531,012	$46,330,618	$24,477,443	$20,322,352
Receivables:
Investment securities sold	1,644	316,804	444,462	4,218	270	528	65,262	4,204	2,160	155,433
Sub-account units sold	152,848	1,404,045	546,624	600,372	311,116	295,710	2,262,852	300,471	515,754	527,391
Total assets	19,290,421	100,168,935	73,567,717	48,139,367	3,754,085	6,316,000	137,859,126	46,635,293	24,995,357	21,005,176

Liabilities
Payables:
Investment securities purchased	152,848	1,404,045	546,624	600,372	311,116	295,710	2,262,852	300,471	515,754	527,391
Sub-account units redeemed	-	308,218	437,994	-	-	-	53,645	200	20	153,742
Insurance fees due to Jackson	1,644	8,586	6,468	4,218	270	528	11,617	4,004	2,140	1,691
Total liabilities	154,492	1,720,849	991,086	604,590	311,386	296,238	2,328,114	304,675	517,914	682,824
Net assets (Note 7)	$19,135,929	$98,448,086	$72,576,631	$47,534,777	$3,442,699	$6,019,762	$135,531,012	$46,330,618	$24,477,443	$20,322,352

(a) Investment shares	2,005,863	9,844,809	7,094,490	4,514,224	333,595	597,199	13,248,388	4,437,799	2,304,844	1,957,837
Investments at cost	$19,423,726	$98,859,662	$71,938,859	$46,492,438	$3,373,257	$6,015,101	$132,752,870	$44,932,874	$23,870,942	$19,751,433

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Guidance - Moderate Growth Portfolio	Curian Guidance - Rising Income Portfolio	Curian Guidance - Tactical Maximum Growth Portfolio	Curian Guidance - Tactical Moderate Growth Portfolio	Curian Tactical Advantage 35 Portfolio	Curian Tactical Advantage 60 Portfolio	Curian Tactical Advantage 75 Portfolio	Curian/ American Funds Growth Portfolio	Curian/ DFA U.S. Micro Cap Portfolio	Curian/Epoch Global Shareholder Yield Portfolio
Assets
Investments, at value (a)	$65,696,834	$16,286,228	$19,798,259	$69,876,900	$16,474,040	$23,235,946	$21,517,298	$9,870,365	$507,732	$1,647,561
Receivables:
Investment securities sold	5,522	1,485	1,701	5,879	12,245	23,334	1,795	816	45	4,870
Sub-account units sold	2,188,100	88,998	48,404	1,879,102	63,408	126,476	840,123	54,052	8,678	38,637
Total assets	67,890,456	16,376,711	19,848,364	71,761,881	16,549,693	23,385,756	22,359,216	9,925,233	516,455	1,691,068

Liabilities
Payables:
Investment securities purchased	2,188,100	88,998	48,404	1,879,102	63,408	126,476	840,123	54,052	8,678	38,637
Sub-account units redeemed	-	20	-	-	10,791	21,298	-	-	-	4,730
Insurance fees due to Jackson	5,522	1,465	1,701	5,879	1,454	2,036	1,795	816	45	140
Total liabilities	2,193,622	90,483	50,105	1,884,981	75,653	149,810	841,918	54,868	8,723	43,507
Net assets (Note 7)	$65,696,834	$16,286,228	$19,798,259	$69,876,900	$16,474,040	$23,235,946	$21,517,298	$9,870,365	$507,732	$1,647,561

(a) Investment shares	6,239,016	1,552,548	1,929,655	6,757,921	1,593,234	2,229,937	2,051,220	924,191	50,221	155,724
Investments at cost	$63,690,078	$15,918,316	$19,154,486	$68,079,719	$16,231,318	$22,704,789	$20,984,751	$9,570,521	$492,144	$1,619,389

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian/ FAMCO Flex Core Covered Call Portfolio	Curian/ Franklin Templeton Frontier Markets Portfolio	Curian/ Franklin Templeton Natural Resources Portfolio	Curian/ Neuberger Berman Currency Portfolio	Curian/ Nicholas Convertible Arbitrage Portfolio	Curian/ PIMCO Credit Income Portfolio	Curian/ Pinebridge Merger Arbitrage Portfolio	Curian/The Boston Company Equity Income Portfolio	Curian/The Boston Company Multi-Alpha Market Neutral Equity Portfolio	Curian/ Van Eck International Gold Portfolio
Assets
Investments, at value (a)	$14,885,142	$497,493	$6,510,301	$3,768,025	$12,035,041	$12,981,551	$26,942,221	$3,063,433	$9,910,870	$5,077,899
Receivables:
Investment securities sold	1,320	40	1,148	62,866	5,141	2,671	2,345	268	69,462	1,299
Sub-account units sold	177,153	3,724	136,500	106,377	195,770	94,030	364,305	14,707	120,008	123,059
Total assets	15,063,615	501,257	6,647,949	3,937,268	12,235,952	13,078,252	27,308,871	3,078,408	10,100,340	5,202,257

Liabilities
Payables:
Investment securities purchased	177,153	3,724	136,500	106,377	195,770	94,030	364,305	14,707	120,008	123,059
Sub-account units redeemed	19	-	601	62,535	4,105	1,525	-	-	68,601	873
Insurance fees due to Jackson	1,301	40	547	331	1,036	1,146	2,345	268	861	426
Total liabilities	178,473	3,764	137,648	169,243	200,911	96,701	366,650	14,975	189,470	124,358
Net assets (Note 7)	$14,885,142	$497,493	$6,510,301	$3,768,025	$12,035,041	$12,981,551	$26,942,221	$3,063,433	$9,910,870	$5,077,899

(a) Investment shares	1,459,328	47,653	739,807	373,072	1,173,006	1,231,646	2,672,839	286,302	974,520	562,960
Investments at cost	$14,960,738	$482,422	$6,436,898	$3,777,713	$11,906,641	$12,873,708	$26,829,476	$2,921,033	$9,988,750	$5,446,786

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/ American Funds Balanced Allocation Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio
Assets
Investments, at value (a)	$299,068,849	$710,905,979	$766,027,023	$1,348,029,107	$1,954,019,344	$2,705,104,036	$868,139,725	$142,837,578	$658,754,170	$445,074,008
Receivables:
Investment securities sold	106,309	365,266	656,697	1,534,353	2,125,039	1,733,804	1,036,999	147,105	269,573	255,120
Sub-account units sold	291,391	261,850	835,442	1,413,137	1,785,283	5,752,568	20,300	265,313	1,685,244	393,923
Total assets	299,466,549	711,533,095	767,519,162	1,350,976,597	1,957,929,666	2,712,590,408	869,197,024	143,249,996	660,708,987	445,723,051

Liabilities
Payables:
Investment securities purchased	291,391	261,850	835,442	1,413,137	1,785,283	5,752,568	20,300	265,313	1,685,244	393,923
Sub-account units redeemed	69,962	278,572	564,811	1,375,208	1,889,497	1,402,238	930,016	129,229	190,163	199,580
Insurance fees due to Jackson	36,347	86,694	91,886	159,145	235,542	331,566	106,983	17,876	79,410	55,540
Total liabilities	397,700	627,116	1,492,139	2,947,490	3,910,322	7,486,372	1,057,299	412,418	1,954,817	649,043
Net assets (Note 7)	$299,068,849	$710,905,979	$766,027,023	$1,348,029,107	$1,954,019,344	$2,705,104,036	$868,139,725	$142,837,578	$658,754,170	$445,074,008

(a) Investment shares	33,192,991	66,940,299	78,486,375	90,960,129	127,797,210	173,738,217	56,630,119	13,708,021	57,432,796	39,916,951
Investments at cost	$280,065,567	$662,369,274	$705,234,922	$1,267,588,412	$1,854,224,506	$2,606,821,551	$862,362,937	$137,497,547	$610,331,132	$437,829,936

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/ American Funds Global Small Capitalization Portfolio	JNL/ American Funds Growth Allocation Portfolio	JNL/ American Funds Growth- Income Portfolio	JNL/ American Funds International Portfolio	JNL/ American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/ BlackRock Global Allocation Portfolio	JNL/ Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Assets
Investments, at value (a)	$192,196,308	$100,620,278	$815,499,141	$340,653,242	$443,042,554	$20,519,911	$891,760,261	$1,525,570,362	$100,565,052	$394,420,593
Receivables:
Investment securities sold	222,543	122,006	552,268	267,414	369,844	270,076	727,591	758,317	33,696	323,286
Sub-account units sold	112,348	664,265	1,007,181	6,161,849	428,608	399,203	996,186	3,782,475	690,235	260,847
Total assets	192,531,199	101,406,549	817,058,590	347,082,505	443,841,006	21,189,190	893,484,038	1,530,111,154	101,288,983	395,004,726

Liabilities
Payables:
Investment securities purchased	112,348	664,265	1,007,181	6,161,849	428,608	399,203	996,186	3,782,475	690,235	260,847
Sub-account units redeemed	199,231	109,852	454,434	227,489	315,822	268,318	616,310	573,394	21,864	274,563
Insurance fees due to Jackson	23,312	12,154	97,834	39,925	54,022	1,758	111,281	184,923	11,832	48,723
Total liabilities	334,891	786,271	1,559,449	6,429,263	798,452	669,279	1,723,777	4,540,792	723,931	584,133
Net assets (Note 7)	$192,196,308	$100,620,278	$815,499,141	$340,653,242	$443,042,554	$20,519,911	$891,760,261	$1,525,570,362	$100,565,052	$394,420,593

(a) Investment shares	18,480,414	9,637,958	69,110,097	31,807,025	39,451,697	2,054,045	87,171,091	140,476,092	8,182,673	39,680,140
Investments at cost	$187,119,305	$96,139,436	$739,354,997	$323,419,595	$416,879,390	$19,645,188	$880,323,349	$1,455,413,556	$94,604,244	$370,453,603

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/ Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/ Eastspring Investments Asia ex-Japan Portfolio	JNL/ Eastspring Investments China-India Portfolio	JNL/ Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/ Franklin Templeton Global Multisector Bond Portfolio	JNL/ Franklin Templeton Income Portfolio	JNL/ Franklin Templeton International Small Cap Growth Portfolio
Assets
Investments, at value (a)	$329,409,224	$181,722,508	$712,882,647	$140,464,249	$347,086,792	$1,153,797,670	$230,043,936	$297,966,454	$1,127,678,844	$241,752,024
Receivables:
Investment securities sold	299,191	83,190	935,339	149,718	558,999	1,087,646	280,051	176,410	835,067	236,913
Sub-account units sold	52,731	321,231	621,677	214,983	412,663	404,907	260,658	1,365,768	555,778	278,518
Total assets	329,761,146	182,126,929	714,439,663	140,828,950	348,058,454	1,155,290,223	230,584,645	299,508,632	1,129,069,689	242,267,455

Liabilities
Payables:
Investment securities purchased	52,731	321,231	621,677	214,983	412,663	404,907	260,658	1,365,768	555,778	278,518
Sub-account units redeemed	258,354	61,082	846,925	131,980	515,545	941,268	251,382	138,775	694,004	206,722
Insurance fees due to Jackson	40,837	22,108	88,414	17,738	43,454	146,378	28,669	37,635	141,063	30,191
Total liabilities	351,922	404,421	1,557,016	364,701	971,662	1,492,553	540,709	1,542,178	1,390,845	515,431
Net assets (Note 7)	$329,409,224	$181,722,508	$712,882,647	$140,464,249	$347,086,792	$1,153,797,670	$230,043,936	$297,966,454	$1,127,678,844	$241,752,024

(a) Investment shares	12,963,763	22,297,240	31,307,977	17,088,108	47,030,731	118,459,720	25,419,219	25,166,086	105,686,864	27,948,211
Investments at cost	$282,163,244	$168,142,485	$656,854,125	$138,723,213	$347,465,188	$1,045,078,205	$205,363,066	$279,511,934	$1,070,637,234	$209,292,637

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/ Franklin Templeton Mutual Shares Portfolio	JNL/ Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/ Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/ Goldman Sachs U.S. Equity Flex Portfolio	JNL/ Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/ Invesco Large Cap Growth Portfolio	JNL/ Invesco Small Cap Growth Portfolio
Assets
Investments, at value (a)	$391,902,433	$326,695,398	$732,593,079	$317,363,963	$370,054,496	$122,758,090	$722,380,805	$368,672,837	$328,821,354	$220,180,073
Receivables:
Investment securities sold	237,278	359,035	534,365	317,930	295,147	75,380	710,360	287,884	1,354,693	2,239,944
Sub-account units sold	191,323	316,751	2,854,397	222,586	437,523	2,263,251	1,282,680	402,022	771,588	220,815
Total assets	392,331,034	327,371,184	735,981,841	317,904,479	370,787,166	125,096,721	724,373,845	369,362,743	330,947,635	222,640,832

Liabilities
Payables:
Investment securities purchased	191,323	316,751	2,854,397	222,586	437,523	2,263,251	1,282,680	402,022	771,588	220,815
Sub-account units redeemed	189,068	318,274	442,302	278,819	248,954	60,225	620,152	242,912	1,313,675	2,212,268
Insurance fees due to Jackson	48,210	40,761	92,063	39,111	46,193	15,155	90,208	44,972	41,018	27,676
Total liabilities	428,601	675,786	3,388,762	540,516	732,670	2,338,631	1,993,040	689,906	2,126,281	2,460,759
Net assets (Note 7)	$391,902,433	$326,695,398	$732,593,079	$317,363,963	$370,054,496	$122,758,090	$722,380,805	$368,672,837	$328,821,354	$220,180,073

(a) Investment shares	42,551,839	26,073,057	58,890,119	22,476,201	33,458,815	14,093,925	73,115,466	33,854,255	25,669,114	15,397,208
Investments at cost	$353,378,832	$274,734,916	$730,911,506	$296,932,914	$335,896,423	$108,196,066	$630,914,090	$340,759,985	$315,838,962	$202,635,178

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/ JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Assets
Investments, at value (a)	$1,950,723,274	$312,525,312	$277,545,638	$825,483,488	$714,703,864	$202,355,869	$65,953,400	$38,756,701	$278,793,866	$601,581,156
Receivables:
Investment securities sold	1,540,054	520,801	274,219	698,301	830,759	207,284	83,492	46,768	798,569	1,150,864
Sub-account units sold	1,962,128	503,869	2,418,599	1,890,161	100,787	147,456	85,021	2,417,333	118,881	250,594
Total assets	1,954,225,456	313,549,982	280,238,456	828,071,950	715,635,410	202,710,609	66,121,913	41,220,802	279,711,316	602,982,614

Liabilities
Payables:
Investment securities purchased	1,962,128	503,869	2,418,599	1,890,161	100,787	147,456	85,021	2,417,333	118,881	250,594
Sub-account units redeemed	1,298,949	481,538	239,979	593,440	742,204	182,067	75,019	42,234	764,548	1,074,921
Insurance fees due to Jackson	241,105	39,263	34,240	104,861	88,555	25,217	8,473	4,534	34,021	75,943
Total liabilities	3,502,182	1,024,670	2,692,818	2,588,462	931,546	354,740	168,513	2,464,101	917,450	1,401,458
Net assets (Note 7)	$1,950,723,274	$312,525,312	$277,545,638	$825,483,488	$714,703,864	$202,355,869	$65,953,400	$38,756,701	$278,793,866	$601,581,156

(a) Investment shares	157,697,920	43,955,740	12,673,317	58,586,479	62,310,712	17,339,835	4,828,214	3,278,909	31,325,153	39,551,687
Investments at cost	$1,773,374,494	$328,760,493	$251,735,225	$810,488,346	$662,083,752	$192,718,338	$67,072,652	$37,867,568	$245,648,007	$506,637,343

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio
Assets
Investments, at value (a)	$594,553,333	$92,759,523	$215,722,874	$462,836,482	$357,333,420	$6,762,214	$208,650,359	$28,206,333	$216,488,446	$419,858,116
Receivables:
Investment securities sold	489,922	115,797	452,037	624,355	394,489	2,288	221,557	157,912	871,641	916,514
Sub-account units sold	1,010,354	52,062	336,483	415,059	393,967	47,973	1,421,949	20,739	357,430	636,927
Total assets	596,053,609	92,927,382	216,511,394	463,875,896	358,121,876	6,812,475	210,293,865	28,384,984	217,717,517	421,411,557

Liabilities
Payables:
Investment securities purchased	1,010,354	52,062	336,483	415,059	393,967	47,973	1,421,949	20,739	357,430	636,927
Sub-account units redeemed	414,751	103,665	424,082	565,532	348,910	1,383	195,504	154,394	843,743	862,794
Insurance fees due to Jackson	75,171	12,132	27,955	58,823	45,579	905	26,053	3,518	27,898	53,720
Total liabilities	1,500,276	167,859	788,520	1,039,414	788,456	50,261	1,643,506	178,651	1,229,071	1,553,441
Net assets (Note 7)	$594,553,333	$92,759,523	$215,722,874	$462,836,482	$357,333,420	$6,762,214	$208,650,359	$28,206,333	$216,488,446	$419,858,116

(a) Investment shares	48,654,119	24,156,126	17,148,082	35,223,477	48,288,300	661,665	19,554,860	2,776,214	27,897,996	21,982,100
Investments at cost	$580,711,467	$87,895,896	$196,536,976	$385,959,250	$353,069,628	$6,552,993	$194,357,644	$29,732,262	$194,656,940	$351,318,597

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
	Global	Healthcare	JNL/MCM	International	JNL/MCM	JNL	JNL/MCM	NYSE	Oil & Gas	Pacific
	Alpha	Sector	Index 5	Index	JNL 5	Optimized	Nasdaq 25	International	Sector	Rim 30
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$46,258,808	$405,053,630	$492,250,212	$519,992,878	$2,718,583,763	$340,857,655	$239,760,325	$71,565,169	$841,333,051	$53,928,364
Receivables:
Investment securities sold	29,212	2,031,153	627,640	594,715	4,635,078	461,583	2,657,318	126,986	786,506	27,134
Sub-account units sold	198,679	583,555	644,343	2,275,065	831,346	58,760	370,022	156,006	1,618,028	6,896
Total assets	46,486,699	407,668,338	493,522,195	522,862,658	2,724,050,187	341,377,998	242,787,665	71,848,161	843,737,585	53,962,394

Liabilities
Payables:
Investment securities purchased	198,679	583,555	644,343	2,275,065	831,346	58,760	370,022	156,006	1,618,028	6,896
Sub-account units redeemed	23,745	1,979,336	568,056	529,805	4,284,777	417,670	2,626,117	117,683	678,167	20,547
Insurance fees due to Jackson	5,467	51,817	59,584	64,910	350,301	43,913	31,201	9,303	108,339	6,587
Total liabilities	227,891	2,614,708	1,271,983	2,869,780	5,466,424	520,343	3,027,340	282,992	2,404,534	34,030
Net assets (Note 7)	$46,258,808	$405,053,630	$492,250,212	$519,992,878	$2,718,583,763	$340,857,655	$239,760,325	$71,565,169	$841,333,051	$53,928,364

(a) Investment shares	4,535,177	27,705,447	48,449,824	42,552,609	288,290,961	39,089,181	17,323,723	12,233,362	29,823,929	4,219,747
Investments at cost	$47,284,966	$360,208,844	$442,809,692	$512,677,553	$2,859,935,495	$347,872,296	$217,701,654	$81,919,942	$808,612,454	$51,985,950

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio
Assets
Investments, at value (a)	$264,824,168	$63,316,970	$607,048,491	$1,285,268,988	$181,031,361	$250,923,240	$559,726,962	$393,846,584	$357,999,234	$230,849,820
Receivables:
Investment securities sold	729,272	46,554	2,456,205	5,692,359	418,040	450,486	428,918	1,185,296	674,355	202,388
Sub-account units sold	139,669	58,165	467,343	1,864,923	99,843	100,761	789,831	433,829	492,620	141,473
Total assets	265,693,109	63,421,689	609,972,039	1,292,826,270	181,549,244	251,474,487	560,945,711	395,465,709	359,166,209	231,193,681

Liabilities
Payables:
Investment securities purchased	139,669	58,165	467,343	1,864,923	99,843	100,761	789,831	433,829	492,620	141,473
Sub-account units redeemed	695,092	38,665	2,378,902	5,531,466	394,904	418,597	357,569	1,135,025	627,444	172,959
Insurance fees due to Jackson	34,180	7,889	77,303	160,893	23,136	31,889	71,349	50,271	46,911	29,429
Total liabilities	868,941	104,719	2,923,548	7,557,282	517,883	551,247	1,218,749	1,619,125	1,166,975	343,861
Net assets (Note 7)	$264,824,168	$63,316,970	$607,048,491	$1,285,268,988	$181,031,361	$250,923,240	$559,726,962	$393,846,584	$357,999,234	$230,849,820

(a) Investment shares	23,922,689	5,835,665	41,981,223	108,736,801	17,356,794	19,496,755	43,660,449	53,294,531	32,427,467	31,753,758
Investments at cost	$268,463,402	$61,800,313	$558,138,396	$1,167,751,978	$176,093,181	$261,326,036	$517,513,824	$393,071,712	$413,638,757	$247,963,716

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Morgan Stanley Mid	JNL/ Neuberger Berman	JNL/ Oppenheimer	JNL/PIMCO	JNL/PIMCO Total	JNL/PPM America Floating	JNL/PPM America High	JNL/PPM America	JNL/PPM America	JNL/PPM America
	Cap	Strategic	Global	Real	Return	Rate	Yield	Mid Cap	Small Cap	Value
	Growth	Income	Growth	Return	Bond	Income	Bond	Value	Value	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$11,507,693	$66,681,136	$375,827,906	$2,175,078,995	$4,251,064,074	$278,372,496	$1,362,795,543	$115,388,032	$94,059,329	$112,313,637
Receivables:
Investment securities sold	3,087	35,775	468,511	1,791,136	8,736,641	309,036	1,103,012	384,343	382,481	419,306
Sub-account units sold	79,996	273,993	187,057	2,853,184	7,835,085	742,343	1,351,812	68,193	108,433	45,057
Total assets	11,590,776	66,990,904	376,483,474	2,179,723,315	4,267,635,800	279,423,875	1,365,250,367	115,840,568	94,550,243	112,778,000

Liabilities
Payables:
Investment securities purchased	79,996	273,993	187,057	2,853,184	7,835,085	742,343	1,351,812	68,193	108,433	45,057
Sub-account units redeemed	1,688	27,318	421,470	1,513,914	8,196,289	274,043	928,295	369,599	370,516	405,193
Insurance fees due to Jackson	1,399	8,457	47,041	277,222	540,352	34,993	174,717	14,744	11,965	14,113
Total liabilities	83,083	309,768	655,568	4,644,320	16,571,726	1,051,379	2,454,824	452,536	490,914	464,363
Net assets (Note 7)	$11,507,693	$66,681,136	$375,827,906	$2,175,078,995	$4,251,064,074	$278,372,496	$1,362,795,543	$115,388,032	$94,059,329	$112,313,637

(a) Investment shares	1,204,994	6,326,483	32,967,360	168,741,582	325,502,609	26,261,556	189,014,638	10,844,740	9,657,015	8,666,176
Investments at cost	$11,213,206	$64,893,091	$339,240,613	$2,172,346,853	$4,178,840,219	$274,750,210	$1,306,907,113	$113,735,703	$90,784,608	$104,871,717

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/ Red Rocks Listed		JNL/S&P	JNL/S&P Dividend	JNL/S&P	JNL/S&P Managed	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P Managed
	Private		Competitive	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate
	Equity	JNL/S&P 4	Advantage	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$346,531,159	$1,217,211,551	$293,492,476	$822,731,477	$230,391,627	$988,005,021	$1,688,160,049	$3,014,830,685	$2,671,615,114	$4,454,811,297
Receivables:
Investment securities sold	497,745	1,020,289	401,181	977,169	342,630	1,760,558	1,214,808	2,873,944	2,981,779	4,350,521
Sub-account units sold	221,394	926,866	268,331	469,176	64,850	327,452	1,479,228	1,529,685	1,085,719	3,873,583
Total assets	347,250,298	1,219,158,706	294,161,988	824,177,822	230,799,107	990,093,031	1,690,854,085	3,019,234,314	2,675,682,612	4,463,035,401

Liabilities
Payables:
Investment securities purchased	221,394	926,866	268,331	469,176	64,850	327,452	1,479,228	1,529,685	1,085,719	3,873,583
Sub-account units redeemed	455,201	866,263	363,670	873,184	313,156	1,639,918	999,019	2,506,203	2,649,122	3,802,445
Insurance fees due to Jackson	42,544	154,026	37,511	103,985	29,474	120,640	215,789	367,741	332,657	548,076
Total liabilities	719,139	1,947,155	669,512	1,446,345	407,480	2,088,010	2,694,036	4,403,629	4,067,498	8,224,104
Net assets (Note 7)	$346,531,159	$1,217,211,551	$293,492,476	$822,731,477	$230,391,627	$988,005,021	$1,688,160,049	$3,014,830,685	$2,671,615,114	$4,454,811,297

(a) Investment shares	37,141,603	101,434,296	23,404,504	72,232,790	21,078,831	74,735,629	146,668,988	254,630,970	225,643,168	363,955,171
Investments at cost	$339,634,051	$1,060,847,560	$272,163,243	$777,757,726	$221,329,258	$881,906,053	$1,640,662,641	$2,799,324,086	$2,557,881,873	$4,218,490,106

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Assets
Investments, at value (a)	$112,891,002	$1,325,286,320	$1,472,006,525	$647,090,687	$570,473,227	$444,454,611	$2,294,283,336	$1,195,107,544	$430,498,430
Receivables:
Investment securities sold	197,345	971,072	1,380,589	480,925	1,239,199	247,250	1,386,628	5,832,005	492,405
Sub-account units sold	120,683	1,193,272	1,322,943	14,510,875	714,004	238,885	1,613,775	3,917,006	377,204
Total assets	113,209,030	1,327,450,664	1,474,710,057	662,082,487	572,426,430	444,940,746	2,297,283,739	1,204,856,555	431,368,039

Liabilities
Payables:
Investment securities purchased	120,683	1,193,272	1,322,943	14,510,875	714,004	238,885	1,613,775	3,917,006	377,204
Sub-account units redeemed	182,684	808,277	1,199,249	400,578	1,167,933	193,293	1,111,217	5,678,901	439,377
Insurance fees due to Jackson	14,661	162,795	181,340	80,347	71,266	53,957	275,411	153,104	53,028
Total liabilities	318,028	2,164,344	2,703,532	14,991,800	1,953,203	486,135	3,000,403	9,749,011	869,609
Net assets (Note 7)	$112,891,002	$1,325,286,320	$1,472,006,525	$647,090,687	$570,473,227	$444,454,611	$2,294,283,336	$1,195,107,544	$430,498,430

(a) Investment shares	10,896,815	53,181,634	50,514,980	64,323,130	46,229,597	20,653,095	126,406,795	1,195,107,544	23,219,980
Investments at cost	$104,662,893	$1,136,229,514	$1,405,915,424	$644,210,775	$508,650,098	$416,441,984	$2,086,127,198	$1,195,107,544	$394,530,556

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Dynamic Risk	Curian Dynamic Risk	Curian Dynamic Risk	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -
	Advantage -	Advantage -	Advantage -	Balanced	Equity	Fixed	Institutional	Institutional	Maximize	Maximum
	Aggressive	Diversified	Income	Income	100	100	Alt 100	Alt 65	Income	Growth
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Investment income
Dividends	$-	$-	$755,325	$-	$-	$-	$-	$-	$-	$-

Expenses
Insurance charges (Note 3)	66,000	321,085	239,231	147,604	3,311	7,272	386,232	151,654	86,113	57,782
Total expenses	66,000	321,085	239,231	147,604	3,311	7,272	386,232	151,654	86,113	57,782
Net investment income (loss)	(66,000)	(321,085)	516,094	(147,604)	(3,311)	(7,272)	(386,232)	(151,654)	(86,113)	(57,782)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	921,739	206,726	-	-	-	-	-	-	-
Investments	(21,910)	54,716	79,296	48,959	364	564	46,175	39,837	68,604	12,779
Net change in unrealized appreciation (depreciation) on investments	(287,797)	(411,576)	637,772	1,042,339	69,442	4,661	2,778,142	1,397,744	606,501	570,919
Net realized and unrealized gain (loss)	(309,707)	564,879	923,794	1,091,298	69,806	5,225	2,824,317	1,437,581	675,105	583,698

Net increase (decrease) in net assets
from operations	$(375,707)	$243,794	$1,439,888	$943,694	$66,495	$(2,047)	$2,438,085	$1,285,927	$588,992	$525,916

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/American Funds Growth Portfolio(a)	Curian/DFA U.S. Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)
Investment income
Dividends	$-	$-	$-	$-	$126,271	$196,872	$186,783	$-	$-	$19,841

Expenses
Insurance charges (Note 3)	196,146	60,526	68,956	208,647	54,170	80,164	72,798	22,386	524	5,143
Total expenses	196,146	60,526	68,956	208,647	54,170	80,164	72,798	22,386	524	5,143
Net investment income (loss)	(196,146)	(60,526)	(68,956)	(208,647)	72,101	116,708	113,985	(22,386)	(524)	14,698

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	25,046	42,588	72,460	-	-	-
Investments	95,320	25,220	29,492	71,125	11,490	20,921	74,934	570	(10)	4,682
Net change in unrealized appreciation (depreciation) on investments	2,006,756	367,912	643,773	1,797,181	242,722	531,157	532,547	299,844	15,588	28,172
Net realized and unrealized gain (loss)	2,102,076	393,132	673,265	1,868,306	279,258	594,666	679,941	300,414	15,578	32,854

Net increase (decrease) in net assets
from operations	$1,905,930	$332,606	$604,309	$1,659,659	$351,359	$711,374	$793,926	$278,028	$15,054	$47,552

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian/ FAMCO Flex Core	Curian/Franklin Templeton	Curian/ Franklin	Curian/Templeton Neuberger	Curian/Nicholas	Curian/PIMCO Credit	Curian/ Pinebridge	Curian/The Boston Company	Curian/The Boston Company Mult-	Curian/Van Eck
	Covered	Frontier	Natural	Berman	Convertible	Credit	Merger	Equity	Neutral	International
	Call	Markets	Resources	Currency	Arbitrage	Income	Arbitrage	Income	Equity	Gold
	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)
Investment income
Dividends	$117,407	$-	$29,194	$-	$-	$125,516	$-	$31,852	$-	$-

Expenses
Insurance charges (Note 3)	43,769	394	20,123	4,699	35,536	49,882	81,047	10,339	29,659	7,174
Total expenses	43,769	394	20,123	4,699	35,536	49,882	81,047	10,339	29,659	7,174
Net investment income (loss)	73,638	(394)	9,071	(4,699)	(35,536)	75,634	(81,047)	21,513	(29,659)	(7,174)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	11,498	-	-	22,600	-	9,334	-	-
Investments	5,109	4	4,263	(205)	7,744	83,927	456	4,555	(1,617)	(16,566)
Net change in unrealized appreciation (depreciation) on investments	(75,596)	15,071	73,403	(9,688)	128,400	107,843	112,745	142,400	(77,880)	(368,887)
Net realized and unrealized gain (loss)	(70,487)	15,075	89,164	(9,893)	136,144	214,370	113,201	156,289	(79,497)	(385,453)

Net increase (decrease) in net assets from operations	$3,151	$14,681	$98,235	$(14,592)	$100,608	$290,004	$32,154	$177,802	$(109,156)	$(392,627)

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Balanced Allocation Portfolio(a)	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio
Investment income
Dividends	$3,026,976	$9,310,813	$9,219,993	$18,337,595	$29,753,574	$42,563,159	$21,879,683	$-	$5,470,132	$7,942,990

Expenses
Insurance charges (Note 3)	3,528,653	8,532,217	9,172,289	16,265,914	24,645,150	33,999,441	13,995,983	723,366	7,949,244	5,921,372
Total expenses	3,528,653	8,532,217	9,172,289	16,265,914	24,645,150	33,999,441	13,995,983	723,366	7,949,244	5,921,372
Net investment income (loss)	(501,677)	778,596	47,704	2,071,681	5,108,424	8,563,718	7,883,700	(723,366)	(2,479,112)	2,021,618

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,660,808	20,819,874	22,034,544	28,126,884	52,260,664	66,553,734	49,225,651	-	683,851	3,387,535
Investments	2,561,531	8,157,959	7,575,277	9,339,206	14,164,072	19,789,384	9,650,183	394,469	8,267,972	3,573,626
Net change in unrealized appreciation (depreciation) on investments	16,890,762	30,244,235	41,451,055	58,406,944	77,062,787	90,730,640	15,628,815	5,340,031	44,866,398	5,773,605
Net realized and unrealized gain (loss)	27,113,101	59,222,068	71,060,876	95,873,034	143,487,523	177,073,758	74,504,649	5,734,500	53,818,221	12,734,766

Net increase (decrease) in net assets from operations	$26,611,424	$60,000,664	$71,108,580	$97,944,715	$148,595,947	$185,637,476	$82,388,349	$5,011,134	$51,339,109	$14,756,384

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth Allocation Portfolio(a)	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Investment income
Dividends	$1,180,573	$-	$5,388,908	$3,202,774	$3,802,079	$-	$-	$-	$26,918	$7,734,592

Expenses
Insurance charges (Note 3)	2,397,293	458,951	9,356,350	3,910,734	5,253,233	55,706	13,020,837	15,346,902	608,550	5,729,464
Total expenses	2,397,293	458,951	9,356,350	3,910,734	5,253,233	55,706	13,020,837	15,346,902	608,550	5,729,464
Net investment income (loss)	(1,216,720)	(458,951)	(3,967,442)	(707,960)	(1,451,154)	(55,706)	(13,020,837)	(15,346,902)	(581,632)	2,005,128

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,453,298	-	650,060	569,812	1,529,778	-	-	-	-	-
Investments	(1,584,198)	314,444	7,794,577	(999,889)	(677,088)	15,126	1,484,365	3,675,401	575,978	2,321,402
Net change in unrealized appreciation (depreciation) on investments	23,319,327	4,480,842	76,337,359	39,847,189	51,129,173	874,723	3,182,984	78,815,900	5,938,639	35,717,543
Net realized and unrealized gain (loss)	23,188,427	4,795,286	84,781,996	39,417,112	51,981,863	889,849	4,667,349	82,491,301	6,514,617	38,038,945

Net increase (decrease) in net assets from operations	$21,971,707	$4,336,335	$80,814,554	$38,709,152	$50,530,709	$834,143	$(8,353,488)	$67,144,399	$5,932,985	$40,044,073

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Investment income
Dividends	$3,790,442	$1,511,190	$-	$814,624	$2,360,738	$23,818,301	$3,056,437	$475,721	$47,503,731	$3,013,456

Expenses
Insurance charges (Note 3)	4,717,401	2,414,751	10,940,317	1,992,046	4,876,777	16,889,531	2,802,321	2,158,421	15,074,409	2,880,450
Total expenses	4,717,401	2,414,751	10,940,317	1,992,046	4,876,777	16,889,531	2,802,321	2,158,421	15,074,409	2,880,450
Net investment income (loss)	(926,959)	(903,561)	(10,940,317)	(1,177,422)	(2,516,039)	6,928,770	254,116	(1,682,700)	32,429,322	133,006

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	5,403,878	5,511,182	-	-	-	8,811	-	-
Investments	6,449,043	2,929,074	14,453,836	(3,299,885)	(16,590,938)	11,650,405	1,779,209	2,643,066	11,728,280	2,414,327
Net change in unrealized appreciation (depreciation) on investments	38,077,645	15,087,215	62,395,493	19,815,407	77,004,425	124,035,221	32,316,360	18,448,252	51,305,480	41,373,949
Net realized and unrealized gain (loss)	44,526,688	18,016,289	82,253,207	22,026,704	60,413,487	135,685,626	34,095,569	21,100,129	63,033,760	43,788,276

Net increase (decrease) in net assets from operations	$43,599,729	$17,112,728	$71,312,890	$20,849,282	$57,897,448	$142,614,396	$34,349,685	$19,417,429	$95,463,082	$43,921,282

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Investment income
Dividends	$5,496,136	$707,784	$15,924,140	$-	$3,640,501	$432,341	$4,367,697	$5,745,800	$-	$-

Expenses
Insurance charges (Note 3)	5,356,032	4,420,006	10,116,618	4,849,105	4,966,970	1,708,384	8,581,668	4,922,911	5,318,663	3,299,483
Total expenses	5,356,032	4,420,006	10,116,618	4,849,105	4,966,970	1,708,384	8,581,668	4,922,911	5,318,663	3,299,483
Net investment income (loss)	140,104	(3,712,222)	5,807,522	(4,849,105)	(1,326,469)	(1,276,043)	(4,213,971)	822,889	(5,318,663)	(3,299,483)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	363,925	24,792,768	7,008,294	3,518,075	-	-	-	9,496,552	7,099,813
Investments	4,697,598	14,223,750	6,352,242	182,478	6,547,421	3,361,312	9,567,842	2,386,773	10,970,235	9,249,628
Net change in unrealized appreciation (depreciation) on investments	34,341,480	31,633,715	1,592,641	51,488,989	38,502,148	14,691,909	119,288,693	38,442,074	15,675,838	14,141,026
Net realized and unrealized gain (loss)	39,039,078	46,221,390	32,737,651	58,679,761	48,567,644	18,053,221	128,856,535	40,828,847	36,142,625	30,490,467

Net increase (decrease) in net assets from operations	$39,179,182	$42,509,168	$38,545,173	$53,830,656	$47,241,175	$16,777,178	$124,642,564	$41,651,736	$30,823,962	$27,190,984

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Investment income
Dividends	$1,837,516	$13,290,726	$-	$17,660,180	$14,016,535	$530,271	$704,758	$356,721	$6,322,531	$12,158,530

Expenses
Insurance charges (Note 3)	25,399,840	4,392,118	4,071,180	11,978,308	11,173,945	3,165,525	993,545	499,845	3,968,731	8,532,120
Total expenses	25,399,840	4,392,118	4,071,180	11,978,308	11,173,945	3,165,525	993,545	499,845	3,968,731	8,532,120
Net investment income (loss)	(23,562,324)	8,898,608	(4,071,180)	5,681,872	2,842,590	(2,635,254)	(288,787)	(143,124)	2,353,800	3,626,410

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	16,919,717	-	1,692,654	62,305	2,539,727	2,814,888
Investments	10,802,176	(11,812,340)	10,331,563	19,013,404	7,800,307	4,245,966	(624,897)	(487,333)	5,958,124	27,960,402
Net change in unrealized appreciation (depreciation) on investments	239,535,428	43,737,776	21,361,580	(10,756,373)	110,427,293	11,131,217	2,050,256	4,402,475	24,190,560	45,982,488
Net realized and unrealized gain (loss)	250,337,604	31,925,436	31,693,143	8,257,031	135,147,317	15,377,183	3,118,013	3,977,447	32,688,411	76,757,778

Net increase (decrease) in net assets from operations	$226,775,280	$40,824,044	$27,621,963	$13,938,903	$137,989,907	$12,741,929	$2,829,226	$3,834,323	$35,042,211	$80,384,188

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(a)	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio
Investment income
Dividends	$12,978,571	$1,911,961	$801,406	$-	$9,944,252	$-	$72,775	$902,846	$1,991,840	$-

Expenses
Insurance charges (Note 3)	9,660,373	1,205,946	2,582,040	7,473,817	5,184,534	31,676	1,787,193	355,585	3,171,246	6,509,391
Total expenses	9,660,373	1,205,946	2,582,040	7,473,817	5,184,534	31,676	1,787,193	355,585	3,171,246	6,509,391
Net investment income (loss)	3,318,198	706,015	(1,780,634)	(7,473,817)	4,759,718	(31,676)	(1,714,418)	547,261	(1,179,406)	(6,509,391)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,533,366	-	6,037,448	-	-	-	-	399,185	-	-
Investments	10,858,690	4,552,653	11,408,159	38,161,306	(2,537,851)	(79,714)	(2,947,275)	(1,145,963)	5,809,098	12,805,493
Net change in unrealized appreciation (depreciation) on investments	(4,471,426)	5,917,884	11,539,986	11,993,986	28,250,396	209,221	14,275,419	1,777,461	32,735,537	72,235,524
Net realized and unrealized gain (loss)	8,920,630	10,470,537	28,985,593	50,155,292	25,712,545	129,507	11,328,144	1,030,683	38,544,635	85,041,017

Net increase (decrease) in net assets from operations	$12,238,828	$11,176,552	$27,204,959	$42,681,475	$30,472,263	$97,831	$9,613,726	$1,577,944	$37,365,229	$78,531,626

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio
Investment income
Dividends	$-	$3,004,475	$6,948,105	$12,879,343	$79,459,879	$9,588,655	$486,111	$2,744,899	$9,120,970	$915,586

Expenses
Insurance charges (Note 3)	697,186	5,270,613	6,518,591	7,107,979	43,500,011	5,347,719	3,066,959	1,103,245	13,125,287	729,142
Total expenses	697,186	5,270,613	6,518,591	7,107,979	43,500,011	5,347,719	3,066,959	1,103,245	13,125,287	729,142
Net investment income (loss)	(697,186)	(2,266,138)	429,514	5,771,364	35,959,868	4,240,936	(2,580,848)	1,641,654	(4,004,317)	186,444

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	763,626	1,837,482	13,425,458	-	-	-	1,632,365	-	2,955,734	1,146,125
Investments	200,402	16,298,253	7,007,922	(7,738,033)	(68,378,128)	(4,114,178)	11,878,796	(9,258,240)	14,640,212	684,025
Net change in unrealized appreciation (depreciation) on investments	(1,865,753)	31,309,250	28,628,814	72,147,737	442,018,342	39,532,257	15,052,524	13,819,668	5,043,137	2,675,707
Net realized and unrealized gain (loss)	(901,725)	49,444,985	49,062,194	64,409,704	373,640,214	35,418,079	28,563,685	4,561,428	22,639,083	4,505,857

Net increase (decrease) in net assets from operations	$(1,598,911)	$47,178,847	$49,491,708	$70,181,068	$409,600,082	$39,659,015	$25,982,837	$6,203,082	$18,634,766	$4,692,301

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM	JNL/MCM	JNL/MCM S&P 400 MidCap	JNL/MCM S&P 500	JNL/MCM S&P	JNL/MCM	JNL/MCM Small Cap	JNL/MCM Technology	JNL/MCM	JNL/MCM
	S&P 10	S&P 24	Index	Index	SMid	Select Small-Cap	Index	Sector	Value Line 30	VIP
	Portfolio	Portfolio	Portfolio	Portfolio	60 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$-	$295,953	$5,864,645	$19,226,835	$1,419,352	$354,284	$8,651,397	$1,092,539	$238,226	$4,756,856

Expenses
Insurance charges (Note 3)	4,211,319	959,490	8,486,007	16,927,289	2,637,458	3,870,966	7,430,220	6,247,347	6,125,846	3,790,373
Total expenses	4,211,319	959,490	8,486,007	16,927,289	2,637,458	3,870,966	7,430,220	6,247,347	6,125,846	3,790,373
Net investment income (loss)	(4,211,319)	(663,537)	(2,621,362)	2,299,546	(1,218,106)	(3,516,682)	1,221,177	(5,154,808)	(5,887,620)	966,483

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	4,968,940	16,246,378	10,251,438	12,337,999	-	15,166,109	20,878,201	-	-
Investments	(4,370,527)	3,285,484	14,293,296	46,108,858	4,549,541	(10,190,457)	17,524,125	18,293,488	(21,216,073)	(8,565,692)
Net change in unrealized appreciation (depreciation) on investments	44,629,571	(2,141,843)	46,675,932	69,884,206	3,275,867	45,510,630	27,382,455	(12,390,947)	54,119,842	31,575,588
Net realized and unrealized gain (loss)	40,259,044	6,112,581	77,215,606	126,244,502	20,163,407	35,320,173	60,072,689	26,780,742	32,903,769	23,009,896

Net increase (decrease) in net assets from operations	$36,047,725	$5,449,044	$74,594,244	$128,544,048	$18,945,301	$31,803,491	$61,293,866	$21,625,934	$27,016,149	$23,976,379

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Morgan	JNL/Neuberger	JNL/		JNL/PIMCO	JNL/PPM America	JNL/ PPM America	JNL/ PPM	JNL/PPM	JNL/PPM
	Stanley	Berman	Oppenheimer	JNL/PIMCO	Total	Floating	High	America	America	America
	Mid Cap	Strategic	Global	Real	Return	Rate	Yield	Mid Cap	Small Cap	Value
	Growth	Income	Growth	Return	Bond	Income	Bond	Value	Value	Equity
	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$42,884	$-	$3,524,089	$38,562,460	$78,117,465	$6,210,375	$70,804,929	$472,232	$923,117	$1,535,155

Expenses
Insurance charges (Note 3)	63,140	363,102	5,034,298	29,175,857	55,494,033	2,908,261	17,864,533	2,073,011	1,471,862	1,781,944
Total expenses	63,140	363,102	5,034,298	29,175,857	55,494,033	2,908,261	17,864,533	2,073,011	1,471,862	1,781,944
Net investment income (loss)	(20,256)	(363,102)	(1,510,209)	9,386,603	22,623,432	3,302,114	52,940,396	(1,600,779)	(548,745)	(246,789)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	120,790,892	81,275,787	-	-	6,929,408	2,324,056	-
Investments	(52,847)	227,813	1,550,320	34,722,094	32,404,137	4,563,477	29,445,975	2,993,736	(769,429)	3,464,475
Net change in unrealized appreciation (depreciation) on investments	294,487	1,788,045	56,317,458	(51,845,655)	75,240,129	2,894,616	70,701,814	4,988,769	11,846,610	10,764,454
Net realized and unrealized gain (loss)	241,640	2,015,858	57,867,778	103,667,331	188,920,053	7,458,093	100,147,789	14,911,913	13,401,237	14,228,929

Net increase (decrease) in net assets from operations	$221,384	$1,652,756	$56,357,569	$113,053,934	$211,543,485	$10,760,207	$153,088,185	$13,311,134	$12,852,492	$13,982,140

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/ Red Rocks Listed		JNL/S&P	JNL/S&P Dividend	JNL/S&P	JNL/ S&P Managed	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P Managed
	Private		Competitive	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate
	Equity	JNL/S&P 4	Advantage	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$-	$21,075,018	$1,544,904	$12,112,734	$2,160,366	$8,361,439	$36,749,379	$34,155,456	$44,460,849	$60,820,695

Expenses
Insurance charges (Note 3)	5,013,650	17,336,901	3,720,663	11,263,399	3,724,394	13,277,347	22,167,101	40,126,540	36,195,633	59,215,825
Total expenses	5,013,650	17,336,901	3,720,663	11,263,399	3,724,394	13,277,347	22,167,101	40,126,540	36,195,633	59,215,825
Net investment income (loss)	(5,013,650)	3,738,117	(2,175,759)	849,335	(1,564,028)	(4,915,908)	14,582,278	(5,971,084)	8,265,216	1,604,870

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	4,024,977	44,513,828	3,800,062	34,169,440	5,215,337	-	21,408,442	87,511,198	76,204,191	139,211,596
Investments	(7,506,012)	46,110,056	11,556,527	26,376,862	3,150,199	15,450,779	16,889,547	36,002,706	26,804,380	37,910,268
Net change in unrealized appreciation (depreciation) on investments	90,491,521	47,326,942	15,049,155	5,824,561	17,175,075	101,436,168	41,052,771	211,567,112	87,551,868	247,589,613
Net realized and unrealized gain (loss)	87,010,486	137,950,826	30,405,744	66,370,863	25,540,611	116,886,947	79,350,760	335,081,016	190,560,439	424,711,477

Net increase (decrease) in net assets from operations	$81,996,836	$141,688,943	$28,229,985	$67,220,198	$23,976,583	$111,971,039	$93,933,038	$329,109,932	$198,825,655	$426,316,347

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/S&P	JNL/ T. Rowe Price	JNL/ T. Rowe Price	JNL/T. Rowe Price	JNL/T. Rowe	JNL/UBS Large Cap		JNL/WMC
	Total	Established	Mid-Cap	Short-Term	Price	Select	JNL/WMC	Money	JNL/WMC
	Yield	Growth	Growth	Bond	Value	Growth	Balanced	Market	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$949,341	$-	$2,824,763	$5,632,469	$6,663,252	$669,706	$27,142,713	$9,415	$9,238,844

Expenses
Insurance charges (Note 3)	1,575,234	17,929,818	20,610,073	8,523,202	7,754,943	6,639,230	30,146,304	16,683,402	6,092,524
Total expenses	1,575,234	17,929,818	20,610,073	8,523,202	7,754,943	6,639,230	30,146,304	16,683,402	6,092,524
Net investment income (loss)	(625,893)	(17,929,818)	(17,785,310)	(2,890,733)	(1,091,691)	(5,969,524)	(3,003,591)	(16,673,987)	3,146,320

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,086,449	-	63,183,552	-	-	37,103,590	16,578,790	3,531	13,854,441
Investments	2,777,864	50,798,582	20,858,679	1,825,977	14,362,296	15,189,541	34,621,210	-	13,151,594
Net change in unrealized appreciation (depreciation) on investments	13,093,396	123,329,406	76,025,678	5,142,715	65,775,963	(9,296,256)	109,316,668	-	23,358,376
Net realized and unrealized gain (loss)	16,957,709	174,127,988	160,067,909	6,968,692	80,138,259	42,996,875	160,516,668	3,531	50,364,411

Net increase (decrease) in net assets from operations	$16,331,816	$156,198,170	$142,282,599	$4,077,959	$79,046,568	$37,027,351	$157,513,077	$(16,670,456)	$53,510,731

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Dynamic Risk Advantage - Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance - Balanced Income Portfolio(a)	Curian Guidance - Equity 100 Portfolio(b)	Curian Guidance - Fixed 100 Portfolio(b)	Curian Guidance - Institutional Alt 100 Portfolio(a)	Curian Guidance - Institutional Alt 65 Portfolio(a)	Curian Guidance -Maximize Income Portfolio(a)	Curian Guidance -Maximum Growth Portfolio(a)
Operations
Net investment income (loss)	$(66,000)	$(321,085)	$516,094	$(147,604)	$(3,311)	$(7,272)	$(386,232)	$(151,654)	$(86,113)	$(57,782)
Net realized gain (loss) on investments	(21,910)	976,455	286,022	48,959	364	564	46,175	39,837	68,604	12,779
Net change in unrealized appreciation (depreciation) on investments	(287,797)	(411,576)	637,772	1,042,339	69,442	4,661	2,778,142	1,397,744	606,501	570,919
Net increase (decrease) in net assets from operations	(375,707)	243,794	1,439,888	943,694	66,495	(2,047)	2,438,085	1,285,927	588,992	525,916

Contract transactions 1
Purchase payments (Note 4)	19,655,591	99,356,997	72,080,232	46,489,871	3,117,060	5,760,218	131,494,025	44,532,913	22,496,203	19,218,315
Surrenders and terminations	(91,963)	(1,043,918)	(597,349)	(502,247)	(32,855)	(56,496)	(751,049)	(438,408)	(285,713)	(80,618)
Transfers between portfolios	(51,793)	(104,683)	(344,538)	604,431	292,015	318,522	2,351,802	955,497	1,678,756	661,268
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(199)	(4,104)	(1,602)	(972)	(16)	(435)	(1,851)	(5,311)	(795)	(2,529)
Net increase (decrease) in net assets from contract transactions	19,511,636	98,204,292	71,136,743	46,591,083	3,376,204	6,021,809	133,092,927	45,044,691	23,888,451	19,796,436

Net increase (decrease) in net assets	19,135,929	98,448,086	72,576,631	47,534,777	3,442,699	6,019,762	135,531,012	46,330,618	24,477,443	20,322,352

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$19,135,929	$98,448,086	$72,576,631	$47,534,777	$3,442,699	$6,019,762	$135,531,012	$46,330,618	$24,477,443	$20,322,352

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	2,242,686	10,371,753	7,490,820	4,807,087	338,394	623,382	13,737,768	4,692,514	2,460,466	2,066,896
Units Redeemed	(217,706)	(531,556)	(423,383)	(248,104)	(3,722)	(24,117)	(362,134)	(212,155)	(132,895)	(90,659)
Units Outstanding at December 31, 2012	2,024,980	9,840,197	7,067,437	4,558,983	334,672	599,265	13,375,634	4,480,359	2,327,571	1,976,237

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S. Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)
Operations
Net investment income (loss)	$(196,146)	$(60,526)	$(68,956)	$(208,647)	$72,101	$116,708	$113,985	$(22,386)	$(524)	$14,698
Net realized gain (loss) on investments	95,320	25,220	29,492	71,125	36,536	63,509	147,394	570	(10)	4,682
Net change in unrealized appreciation (depreciation) on investments	2,006,756	367,912	643,773	1,797,181	242,722	531,157	532,547	299,844	15,588	28,172
Net increase (decrease) in net assets from operations	1,905,930	332,606	604,309	1,659,659	351,359	711,374	793,926	278,028	15,054	47,552

Contract transactions 1
Purchase payments (Note 4)	65,048,258	16,152,750	20,776,178	67,417,626	15,246,875	22,728,193	20,479,108	9,694,283	393,042	1,606,340
Surrenders and terminations	(907,513)	(219,297)	(616,560)	(483,277)	(221,211)	(304,367)	(133,654)	(50,257)	(242)	(24,971)
Transfers between portfolios	(343,753)	20,489	(965,472)	1,285,217	1,097,163	101,760	379,995	(51,502)	99,878	18,702
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(6,088)	(320)	(196)	(2,325)	(146)	(1,014)	(2,077)	(187)	-	(62)
Net increase (decrease) in net assets from contract transactions	63,790,904	15,953,622	19,193,950	68,217,241	16,122,681	22,524,572	20,723,372	9,592,337	492,678	1,600,009

Net increase (decrease) in net assets	65,696,834	16,286,228	19,798,259	69,876,900	16,474,040	23,235,946	21,517,298	9,870,365	507,732	1,647,561

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$65,696,834	$16,286,228	$19,798,259	$69,876,900	$16,474,040	$23,235,946	$21,517,298	$9,870,365	$507,732	$1,647,561

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	6,751,025	1,690,700	2,209,122	7,102,083	1,675,488	2,342,977	2,288,604	996,051	52,327	167,251
Units Redeemed	(452,236)	(122,660)	(261,162)	(279,577)	(82,150)	(115,290)	(244,608)	(63,387)	(1,938)	(12,014)
Units Outstanding at December 31, 2012	6,298,789	1,568,040	1,947,960	6,822,506	1,593,338	2,227,687	2,043,996	932,664	50,389	155,237

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/Franklin Templeton Frontier Markets Portfolio(b)	Curian/Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/ Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)
Operations
Net investment income (loss)	$73,638	$(394)	$9,071	$(4,699)	$(35,536)	$75,634	$(81,047)	$21,513	$(29,659)	$(7,174)
Net realized gain (loss) on investments	5,109	4	15,761	(205)	7,744	106,527	456	13,889	(1,617)	(16,566)
Net change in unrealized appreciation (depreciation) on investments	(75,596)	15,071	73,403	(9,688)	128,400	107,843	112,745	142,400	(77,880)	(368,887)
Net increase (decrease) in net assets from operations	3,151	14,681	98,235	(14,592)	100,608	290,004	32,154	177,802	(109,156)	(392,627)

Contract transactions 1
Purchase payments (Note 4)	13,476,514	424,580	6,551,470	3,343,579	11,488,270	13,765,617	24,914,990	2,749,139	9,481,941	3,885,203
Surrenders and terminations	(64,872)	(17)	(29,813)	(31,632)	(44,526)	(527,279)	(113,466)	(58,927)	(32,090)	(34,792)
Transfers between portfolios	1,470,364	58,249	(109,576)	470,670	490,698	(546,791)	2,108,734	195,562	570,185	1,620,115
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(15)	-	(15)	-	(9)	-	(191)	(143)	(10)	-
Net increase (decrease) in net assets from contract transactions	14,881,991	482,812	6,412,066	3,782,617	11,934,433	12,691,547	26,910,067	2,885,631	10,020,026	5,470,526

Net increase (decrease) in net assets	14,885,142	497,493	6,510,301	3,768,025	12,035,041	12,981,551	26,942,221	3,063,433	9,910,870	5,077,899

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$14,885,142	$497,493	$6,510,301	$3,768,025	$12,035,041	$12,981,551	$26,942,221	$3,063,433	$9,910,870	$5,077,899

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	1,487,263	47,798	786,929	385,116	1,230,967	1,466,823	2,870,599	299,594	1,026,740	583,441
Units Redeemed	(25,775)	(2)	(45,090)	(10,803)	(46,644)	(238,065)	(171,773)	(14,499)	(42,842)	(18,669)
Units Outstanding at December 31, 2012	1,461,488	47,796	741,839	374,313	1,184,323	1,228,758	2,698,826	285,095	983,898	564,772

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/ American Funds Balanced Allocation Portfolio(a)	JNL/ American Funds Blue Chip Income and Growth Portfolio	JNL/ American Funds Global Bond Portfolio
Operations
Net investment income (loss)	$(501,677)	$778,596	$47,704	$2,071,681	$5,108,424	$8,563,718	$7,883,700	$(723,366)	$(2,479,112)	$2,021,618
Net realized gain (loss) on investments	10,222,339	28,977,833	29,609,821	37,466,090	66,424,736	86,343,118	58,875,834	394,469	8,951,823	6,961,161
Net change in unrealized appreciation (depreciation) on investments	16,890,762	30,244,235	41,451,055	58,406,944	77,062,787	90,730,640	15,628,815	5,340,031	44,866,398	5,773,605
Net increase (decrease) in net assets from operations	26,611,424	60,000,664	71,108,580	97,944,715	148,595,947	185,637,476	82,388,349	5,011,134	51,339,109	14,756,384

Contract transactions 1
Purchase payments (Note 4)	91,504,811	213,255,344	226,480,789	342,963,789	456,383,523	718,733,144	68,294	104,520,806	215,162,347	98,431,610
Surrenders and terminations	(6,869,570)	(28,012,654)	(26,791,076)	(34,787,928)	(53,935,471)	(69,951,204)	(36,857,387)	(2,487,878)	(18,151,824)	(18,730,066)
Transfers between portfolios	21,748,044	44,488,170	27,973,319	83,860,256	74,497,944	138,316,476	(108,977,948)	36,315,905	36,860,252	32,095,804
Net annuitization transactions	(64,701)	3,483	(59,508)	(120,483)	(711,955)	(157,267)	(181,429)	-	(145,125)	(318,666)
Policyholder charges (Note 3)	(2,561,260)	(5,870,816)	(6,677,596)	(13,722,947)	(20,123,676)	(26,613,080)	(11,213,120)	(522,389)	(6,291,096)	(4,147,945)
Net increase (decrease) in net assets from contract transactions	103,757,324	223,863,527	220,925,928	378,192,687	456,110,365	760,328,069	(157,161,590)	137,826,444	227,434,554	107,330,737

Net increase (decrease) in net assets	130,368,748	283,864,191	292,034,508	476,137,402	604,706,312	945,965,545	(74,773,241)	142,837,578	278,773,663	122,087,121

Net assets beginning of period	168,700,101	427,041,788	473,992,515	871,891,705	1,349,313,032	1,759,138,491	942,912,966	-	379,980,507	322,986,887

Net assets end of period	$299,068,849	$710,905,979	$766,027,023	$1,348,029,107	$1,954,019,344	$2,705,104,036	$868,139,725	$142,837,578	$658,754,170	$445,074,008

1 Contract unit transactions
Units Outstanding at December 31, 2011	20,489,685	44,150,353	53,139,214	64,683,060	96,467,649	123,288,463	64,231,310	-	37,953,296	30,387,404

Units Issued	15,033,886	27,039,038	29,047,893	32,124,013	39,101,991	66,205,183	481,290	15,091,428	27,963,379	17,201,062
Units Redeemed	(3,355,039)	(5,447,645)	(5,929,392)	(5,529,652)	(8,238,753)	(15,970,554)	(10,637,838)	(1,242,404)	(7,045,540)	(7,386,203)
Units Outstanding at December 31, 2012	32,168,532	65,741,746	76,257,715	91,277,421	127,330,887	173,523,092	54,074,762	13,849,024	58,871,135	40,202,262

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/ American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth Allocation Portfolio(a)	JNL/ American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/ BlackRock Commodity Securities Portfolio	JNL/ BlackRock Global Allocation Portfolio	JNL/ Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Operations
Net investment income (loss)	$(1,216,720)	$(458,951)	$(3,967,442)	$(707,960)	$(1,451,154)	$(55,706)	$(13,020,837)	$(15,346,902)	$(581,632)	$2,005,128
Net realized gain (loss) on investments	(130,900)	314,444	8,444,637	(430,077)	852,690	15,126	1,484,365	3,675,401	575,978	2,321,402
Net change in unrealized appreciation (depreciation) on investments	23,319,327	4,480,842	76,337,359	39,847,189	51,129,173	874,723	3,182,984	78,815,900	5,938,639	35,717,543
Net increase (decrease) in net assets from operations	21,971,707	4,336,335	80,814,554	38,709,152	50,530,709	834,143	(8,353,488)	67,144,399	5,932,985	40,044,073

Contract transactions 1
Purchase payments (Note 4)	49,801,042	67,807,916	294,298,565	88,860,530	113,941,984	18,331,306	141,962,802	768,725,415	44,668,454	43,248,743
Surrenders and terminations	(5,084,161)	(690,625)	(20,721,501)	(7,605,582)	(10,641,196)	(60,840)	(41,331,429)	(30,773,171)	(1,256,297)	(26,301,559)
Transfers between portfolios	6,231,860	29,439,867	38,268,583	23,129,042	31,325,567	1,415,407	10,716,331	237,775,044	50,613,446	(10,503,456)
Net annuitization transactions	(224,770)	-	(73,784)	(138,215)	(39,936)	-	(455,170)	(291,982)	(4,309)	(296,199)
Policyholder charges (Note 3)	(1,898,786)	(273,215)	(7,373,222)	(3,115,970)	(4,049,730)	(105)	(8,046,051)	(11,134,162)	(370,417)	(3,339,137)
Net increase (decrease) in net assets from contract transactions	48,825,185	96,283,943	304,398,641	101,129,805	130,536,689	19,685,768	102,846,483	964,301,144	93,650,877	2,808,392

Net increase (decrease) in net assets	70,796,892	100,620,278	385,213,195	139,838,957	181,067,398	20,519,911	94,492,995	1,031,445,543	99,583,862	42,852,465

Net assets beginning of period	121,399,416	-	430,285,946	200,814,285	261,975,156	-	797,267,266	494,124,819	981,190	351,568,128

Net assets end of period	$192,196,308	$100,620,278	$815,499,141	$340,653,242	$443,042,554	$20,519,911	$891,760,261	$1,525,570,362	$100,565,052	$394,420,593

1 Contract unit transactions
Units Outstanding at December 31, 2011	13,852,765	-	43,194,539	22,149,701	27,587,021	-	77,839,402	50,563,049	94,783	32,123,854

Units Issued	8,046,918	10,666,255	32,866,475	12,914,605	17,224,234	2,161,618	23,110,245	101,237,073	8,930,082	4,867,148
Units Redeemed	(3,023,599)	(932,205)	(5,024,188)	(2,601,989)	(4,471,616)	(78,358)	(13,332,911)	(7,254,382)	(719,531)	(4,662,686)
Units Outstanding at December 31, 2012	18,876,084	9,734,050	71,036,826	32,462,317	40,339,639	2,083,260	87,616,736	144,545,740	8,305,334	32,328,316

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Operations
Net investment income (loss)	$(926,959)	$(903,561)	$(10,940,317)	$(1,177,422)	$(2,516,039)	$6,928,770	$254,116	$(1,682,700)	$32,429,322	$133,006
Net realized gain (loss) on investments	6,449,043	2,929,074	19,857,714	2,211,297	(16,590,938)	11,650,405	1,779,209	2,651,877	11,728,280	2,414,327
Net change in unrealized appreciation (depreciation) on investments	38,077,645	15,087,215	62,395,493	19,815,407	77,004,425	124,035,221	32,316,360	18,448,252	51,305,480	41,373,949
Net increase (decrease) in net assets from operations	43,599,729	17,112,728	71,312,890	20,849,282	57,897,448	142,614,396	34,349,685	19,417,429	95,463,082	43,921,282

Contract transactions 1
Purchase payments (Note 4)	30,865,668	38,111,822	146,512,983	23,670,984	47,427,514	131,381,340	34,182,811	112,194,775	213,978,081	33,302,292
Surrenders and terminations	(17,382,022)	(8,334,791)	(35,664,205)	(5,594,334)	(14,683,677)	(75,624,487)	(9,101,948)	(6,008,526)	(58,028,720)	(7,908,231)
Transfers between portfolios	(11,034,999)	(325,416)	(86,648,914)	2,263,170	(12,546,661)	(36,717,258)	22,370,439	170,526,875	55,498,193	14,920,200
Net annuitization transactions	(236,702)	(132,206)	(533,796)	(70,421)	(228,229)	(933,414)	(166,596)	(124,122)	(793,298)	(120,891)
Policyholder charges (Note 3)	(2,574,128)	(1,502,165)	(6,734,564)	(1,308,945)	(3,513,401)	(9,658,806)	(1,787,343)	(1,249,058)	(8,549,936)	(1,893,718)
Net increase (decrease) in net assets from contract transactions	(362,183)	27,817,244	16,931,504	18,960,454	16,455,546	8,447,375	45,497,363	275,339,944	202,104,320	38,299,652

Net increase (decrease) in net assets	43,237,546	44,929,972	88,244,394	39,809,736	74,352,994	151,061,771	79,847,048	294,757,373	297,567,402	82,220,934

Net assets beginning of period	286,171,678	136,792,536	624,638,253	100,654,513	272,733,798	1,002,735,899	150,196,888	3,209,081	830,111,442	159,531,090

Net assets end of period	$329,409,224	$181,722,508	$712,882,647	$140,464,249	$347,086,792	$1,153,797,670	$230,043,936	$297,966,454	$1,127,678,844	$241,752,024

1 Contract unit transactions
Units Outstanding at December 31, 2011	12,111,006	8,441,992	23,616,990	13,732,292	44,631,576	118,696,635	20,585,952	319,236	75,201,908	23,702,846

Units Issued	1,666,466	3,415,762	8,271,898	9,890,112	15,126,369	16,294,608	9,706,894	29,530,612	28,801,448	10,086,555
Units Redeemed	(1,723,922)	(1,860,691)	(7,997,976)	(7,748,514)	(13,067,997)	(15,477,929)	(4,040,093)	(4,314,426)	(11,662,214)	(5,142,340)
Units Outstanding at December 31, 2012	12,053,550	9,997,063	23,890,911	15,873,890	46,689,948	119,513,314	26,252,753	25,535,422	92,341,143	28,647,061

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Operations
Net investment income (loss)	$140,104	$(3,712,222)	$5,807,522	$(4,849,105)	$(1,326,469)	$(1,276,043)	$(4,213,971)	$822,889	$(5,318,663)	$(3,299,483)
Net realized gain (loss) on investments	4,697,598	14,587,675	31,145,010	7,190,772	10,065,496	3,361,312	9,567,842	2,386,773	20,466,787	16,349,441
Net change in unrealized appreciation (depreciation) on investments	34,341,480	31,633,715	1,592,641	51,488,989	38,502,148	14,691,909	119,288,693	38,442,074	15,675,838	14,141,026
Net increase (decrease) in net assets from operations	39,179,182	42,509,168	38,545,173	53,830,656	47,241,175	16,777,178	124,642,564	41,651,736	30,823,962	27,190,984

Contract transactions 1
Purchase payments (Note 4)	63,995,404	61,963,670	124,282,389	10,746,032	65,060,439	14,760,197	130,064,232	54,093,712	70,563,762	41,581,788
Surrenders and terminations	(16,068,843)	(15,372,499)	(51,460,788)	(15,979,696)	(16,820,627)	(5,634,360)	(26,914,086)	(17,968,951)	(19,683,497)	(12,487,603)
Transfers between portfolios	(2,186,712)	(20,865,818)	50,845,486	(53,675,209)	(4,304,898)	4,979,541	91,492,686	10,319,128	(51,332,310)	(935,833)
Net annuitization transactions	(67,539)	(238,138)	(780,058)	(244,115)	(123,918)	(24,048)	(343,702)	(429,968)	(308,671)	(193,913)
Policyholder charges (Note 3)	(3,505,646)	(2,876,715)	(5,642,623)	(3,097,965)	(3,265,669)	(995,740)	(5,512,871)	(2,943,505)	(3,072,753)	(1,983,228)
Net increase (decrease) in net assets from contract transactions	42,166,664	22,610,500	117,244,406	(62,250,953)	40,545,327	13,085,590	188,786,259	43,070,416	(3,833,469)	25,981,211

Net increase (decrease) in net assets	81,345,846	65,119,668	155,789,579	(8,420,297)	87,786,502	29,862,768	313,428,823	84,722,152	26,990,493	53,172,195

Net assets beginning of period	310,556,587	261,575,730	576,803,500	325,784,260	282,267,994	92,895,322	408,951,982	283,950,685	301,830,861	167,007,878

Net assets end of period	$391,902,433	$326,695,398	$732,593,079	$317,363,963	$370,054,496	$122,758,090	$722,380,805	$368,672,837	$328,821,354	$220,180,073

1 Contract unit transactions
Units Outstanding at December 31, 2011	38,323,494	21,600,271	24,659,897	26,007,616	23,437,019	12,224,464	35,710,505	18,827,225	26,625,604	11,220,423

Units Issued	9,522,029	9,013,087	10,845,848	920,026	8,122,563	4,701,629	20,978,133	6,256,406	11,440,669	7,121,261
Units Redeemed	(4,658,884)	(7,369,322)	(6,049,872)	(5,527,309)	(5,164,345)	(3,211,034)	(6,803,749)	(3,744,850)	(11,981,653)	(5,618,634)
Units Outstanding at December 31, 2012	43,186,639	23,244,036	29,455,873	21,400,333	26,395,237	13,715,059	49,884,889	21,338,781	26,084,620	12,723,050

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/ JPMorgan MidCap Growth Portfolio	JNL/ JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Operations
Net investment income (loss)	$(23,562,324)	$8,898,608	$(4,071,180)	$5,681,872	$2,842,590	$(2,635,254)	$(288,787)	$(143,124)	$2,353,800	$3,626,410
Net realized gain (loss) on investments	10,802,176	(11,812,340)	10,331,563	19,013,404	24,720,024	4,245,966	1,067,757	(425,028)	8,497,851	30,775,290
Net change in unrealized appreciation (depreciation) on investments	239,535,428	43,737,776	21,361,580	(10,756,373)	110,427,293	11,131,217	2,050,256	4,402,475	24,190,560	45,982,488
Net increase (decrease) in net assets from operations	226,775,280	40,824,044	27,621,963	13,938,903	137,989,907	12,741,929	2,829,226	3,834,323	35,042,211	80,384,188

Contract transactions 1
Purchase payments (Note 4)	430,431,337	38,511,840	56,143,107	141,894,322	5,594,172	35,062,089	11,105,067	6,559,121	29,963,694	80,581,377
Surrenders and terminations	(59,340,502)	(17,061,191)	(15,804,293)	(64,364,114)	(34,878,564)	(14,557,113)	(2,622,562)	(1,275,214)	(17,841,069)	(46,436,506)
Transfers between portfolios	48,974,573	(10,341,214)	12,216,153	25,471,945	(125,228,668)	(35,048,712)	1,278,200	1,144,499	(10,624,566)	(9,629,687)
Net annuitization transactions	(392,229)	(296,131)	(244,676)	(911,874)	(453,472)	(418,015)	(9,809)	(9,856)	(77,758)	(1,646,911)
Policyholder charges (Note 3)	(18,544,270)	(2,369,865)	(2,338,915)	(6,479,221)	(7,058,983)	(1,671,992)	(645,698)	(342,967)	(2,599,108)	(3,655,120)
Net increase (decrease) in net assets from contract transactions	401,128,909	8,443,439	49,971,376	95,611,058	(162,025,515)	(16,633,743)	9,105,198	6,075,583	(1,178,807)	19,213,153

Net increase (decrease) in net assets	627,904,189	49,267,483	77,593,339	109,549,961	(24,035,608)	(3,891,814)	11,934,424	9,909,906	33,863,404	99,597,341

Net assets beginning of period	1,322,819,085	263,257,829	199,952,299	715,933,527	738,739,472	206,247,683	54,018,976	28,846,795	244,930,462	501,983,815

Net assets end of period	$1,950,723,274	$312,525,312	$277,545,638	$825,483,488	$714,703,864	$202,355,869	$65,953,400	$38,756,701	$278,793,866	$601,581,156

1 Contract unit transactions
Units Outstanding at December 31, 2011	129,611,697	23,695,580	9,357,399	35,865,916	64,677,817	11,307,912	4,232,576	2,639,385	29,258,892	33,587,354

Units Issued	52,252,944	5,659,295	5,743,695	22,287,078	972,772	3,058,639	2,020,736	1,278,265	4,486,416	8,877,756
Units Redeemed	(16,469,402)	(5,021,053)	(3,914,961)	(17,929,544)	(13,733,396)	(3,975,263)	(1,386,390)	(781,606)	(4,622,712)	(7,863,586)
Units Outstanding at December 31, 2012	165,395,239	24,333,822	11,186,133	40,223,450	51,917,193	10,391,288	4,866,922	3,136,044	29,122,596	34,601,524

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(a)	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio
Operations
Net investment income (loss)	$3,318,198	$706,015	$(1,780,634)	$(7,473,817)	$4,759,718	$(31,676)	$(1,714,418)	$547,261	$(1,179,406)	$(6,509,391)
Net realized gain (loss) on investments	13,392,056	4,552,653	17,445,607	38,161,306	(2,537,851)	(79,714)	(2,947,275)	(746,778)	5,809,098	12,805,493
Net change in unrealized appreciation (depreciation) on investments	(4,471,426)	5,917,884	11,539,986	11,993,986	28,250,396	209,221	14,275,419	1,777,461	32,735,537	72,235,524
Net increase (decrease) in net assets from operations	12,238,828	11,176,552	27,204,959	42,681,475	30,472,263	97,831	9,613,726	1,577,944	37,365,229	78,531,626

Contract transactions 1
Purchase payments (Note 4)	84,710,549	14,782,533	43,334,068	55,314,928	61,943,649	3,674,462	81,239,457	5,434,488	34,709,750	15,881,069
Surrenders and terminations	(50,631,159)	(4,833,308)	(9,700,442)	(43,833,812)	(21,382,291)	(16,849)	(5,088,954)	(917,410)	(12,233,865)	(45,420,340)
Transfers between portfolios	(43,295,821)	19,168,797	49,267,401	(78,589,539)	(7,312,145)	3,023,927	120,604,172	2,579,517	7,398,070	(26,251,376)
Net annuitization transactions	(898,359)	(34,756)	(65,399)	(1,600,781)	(344,196)	-	(11,276)	-	(98,964)	(1,307,809)
Policyholder charges (Note 3)	(4,730,543)	(685,313)	(1,506,375)	(3,004,066)	(2,721,397)	(17,157)	(1,081,437)	(260,938)	(1,942,437)	(2,007,597)
Net increase (decrease) in net assets from contract transactions	(14,845,333)	28,397,953	81,329,253	(71,713,270)	30,183,620	6,664,383	195,661,962	6,835,657	27,832,554	(59,106,053)

Net increase (decrease) in net assets	(2,606,505)	39,574,505	108,534,212	(29,031,795)	60,655,883	6,762,214	205,275,688	8,413,601	65,197,783	19,425,573

Net assets beginning of period	597,159,838	53,185,018	107,188,662	491,868,277	296,677,537	-	3,374,671	19,792,732	151,290,663	400,432,543

Net assets end of period	$594,553,333	$92,759,523	$215,722,874	$462,836,482	$357,333,420	$6,762,214	$208,650,359	$28,206,333	$216,488,446	$419,858,116

1 Contract unit transactions
Units Outstanding at December 31, 2011	43,197,120	10,225,094	9,081,999	50,814,404	41,856,854	-	373,656	1,805,556	23,420,826	31,453,060

Units Issued	12,413,508	11,734,325	10,768,265	9,635,642	14,028,122	989,296	25,455,743	1,537,000	15,089,498	3,087,742
Units Redeemed	(13,592,562)	(6,910,908)	(4,803,896)	(16,996,194)	(10,006,437)	(320,304)	(5,876,787)	(937,607)	(11,665,759)	(7,384,542)
Units Outstanding at December 31, 2012	42,018,066	15,048,511	15,046,368	43,453,852	45,878,539	668,992	19,952,612	2,404,949	26,844,565	27,156,260

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio
Operations
Net investment income (loss)	$(697,186)	$(2,266,138)	$429,514	$5,771,364	$35,959,868	$4,240,936	$(2,580,848)	$1,641,654	$(4,004,317)	$186,444
Net realized gain (loss) on investments	964,028	18,135,735	20,433,380	(7,738,033)	(68,378,128)	(4,114,178)	13,511,161	(9,258,240)	17,595,946	1,830,150
Net change in unrealized appreciation (depreciation) on investments	(1,865,753)	31,309,250	28,628,814	72,147,737	442,018,342	39,532,257	15,052,524	13,819,668	5,043,137	2,675,707
Net increase (decrease) in net assets from operations	(1,598,911)	47,178,847	49,491,708	70,181,068	409,600,082	39,659,015	25,982,837	6,203,082	18,634,766	4,692,301

Contract transactions 1
Purchase payments (Note 4)	7,250,296	83,233,125	78,673,152	60,594,325	104,364,257	19,956,694	37,392,510	5,362,036	138,065,452	9,351,807
Surrenders and terminations	(2,182,694)	(20,108,266)	(16,369,982)	(35,043,542)	(232,647,225)	(22,574,421)	(11,475,547)	(4,838,584)	(50,154,737)	(1,865,296)
Transfers between portfolios	(7,339,123)	45,126,797	4,809,428	20,645,564	(204,654,737)	(19,075,357)	42,457,271	(989,866)	(52,567,251)	948,821
Net annuitization transactions	(964)	(121,727)	(32,605)	(502,042)	(6,495,351)	(310,858)	(128,049)	(53,926)	(739,116)	(7,283)
Policyholder charges (Note 3)	(491,660)	(3,140,522)	(4,644,892)	(3,387,028)	(18,366,868)	(2,477,010)	(1,744,863)	(524,423)	(8,108,540)	(536,149)
Net increase (decrease) in net assets from contract transactions	(2,764,145)	104,989,407	62,435,101	42,307,277	(357,799,924)	(24,480,952)	66,501,322	(1,044,763)	26,495,808	7,891,900

Net increase (decrease) in net assets	(4,363,056)	152,168,254	111,926,809	112,488,345	51,800,158	15,178,063	92,484,159	5,158,319	45,130,574	12,584,201

Net assets beginning of period	50,621,864	252,885,376	380,323,403	407,504,533	2,666,783,605	325,679,592	147,276,166	66,406,850	796,202,477	41,344,163

Net assets end of period	$46,258,808	$405,053,630	$492,250,212	$519,992,878	$2,718,583,763	$340,857,655	$239,760,325	$71,565,169	$841,333,051	$53,928,364

1 Contract unit transactions
Units Outstanding at December 31, 2011	4,864,593	20,055,622	40,955,602	30,833,422	250,691,885	38,067,524	13,156,362	10,686,471	25,205,201	3,287,635

Units Issued	876,935	13,882,542	10,346,469	8,135,489	11,103,787	3,060,672	10,886,307	4,465,240	7,533,736	1,768,647
Units Redeemed	(1,154,620)	(6,470,188)	(4,097,398)	(5,187,530)	(42,255,649)	(5,763,135)	(5,908,649)	(4,670,347)	(6,916,832)	(1,172,325)
Units Outstanding at December 31, 2012	4,586,908	27,467,976	47,204,673	33,781,381	219,540,023	35,365,061	18,134,020	10,481,364	25,822,105	3,883,957

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio
Operations
Net investment income (loss)	$(4,211,319)	$(663,537)	$(2,621,362)	$2,299,546	$(1,218,106)	$(3,516,682)	$1,221,177	$(5,154,808)	$(5,887,620)	$966,483
Net realized gain (loss) on investments	(4,370,527)	8,254,424	30,539,674	56,360,296	16,887,540	(10,190,457)	32,690,234	39,171,689	(21,216,073)	(8,565,692)
Net change in unrealized appreciation (depreciation) on investments	44,629,571	(2,141,843)	46,675,932	69,884,206	3,275,867	45,510,630	27,382,455	(12,390,947)	54,119,842	31,575,588
Net increase (decrease) in net assets from operations	36,047,725	5,449,044	74,594,244	128,544,048	18,945,301	31,803,491	61,293,866	21,625,934	27,016,149	23,976,379

Contract transactions 1
Purchase payments (Note 4)	19,426,302	6,372,112	92,875,647	235,404,695	23,001,448	15,163,113	71,026,691	79,537,932	17,360,423	8,230,349
Surrenders and terminations	(31,350,943)	(3,037,128)	(41,502,663)	(75,785,649)	(9,991,692)	(28,095,702)	(38,405,663)	(21,811,331)	(30,954,280)	(22,576,607)
Transfers between portfolios	36,972,732	1,198,679	22,037,406	115,612,752	(7,697,667)	(5,090,551)	58,805,715	4,624,642	(18,241,442)	(21,347,107)
Net annuitization transactions	(978,801)	(110,566)	(687,728)	(1,663,561)	(112,212)	(853,136)	(705,501)	(90,743)	(1,006,733)	(400,508)
Policyholder charges (Note 3)	(1,166,661)	(533,871)	(4,238,807)	(8,875,753)	(1,441,149)	(1,198,835)	(3,452,398)	(3,913,074)	(2,410,440)	(1,506,546)
Net increase (decrease) in net assets from contract transactions	22,902,629	3,889,226	68,483,855	264,692,484	3,758,728	(20,075,111)	87,268,844	58,347,426	(35,252,472)	(37,600,419)

Net increase (decrease) in net assets	58,950,354	9,338,270	143,078,099	393,236,532	22,704,029	11,728,380	148,562,710	79,973,360	(8,236,323)	(13,624,040)

Net assets beginning of period	205,873,814	53,978,700	463,970,392	892,032,456	158,327,332	239,194,860	411,164,252	313,873,224	366,235,557	244,473,860

Net assets end of period	$264,824,168	$63,316,970	$607,048,491	$1,285,268,988	$181,031,361	$250,923,240	$559,726,962	$393,846,584	$357,999,234	$230,849,820

1 Contract unit transactions
Units Outstanding at December 31, 2011	27,136,745	5,443,686	28,873,542	81,632,307	15,191,152	18,646,238	29,011,148	46,393,976	38,659,511	22,971,539

Units Issued	12,999,652	2,771,761	10,334,311	45,563,165	6,148,071	3,700,333	14,444,265	25,297,747	3,989,628	1,760,016
Units Redeemed	(10,534,069)	(2,413,292)	(6,553,529)	(23,481,312)	(5,856,636)	(5,271,137)	(8,843,817)	(18,653,864)	(7,556,784)	(5,134,908)
Units Outstanding at December 31, 2012	29,602,328	5,802,155	32,654,324	103,714,160	15,482,587	17,075,434	34,611,596	53,037,859	35,092,355	19,596,647

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)	JNL/ Neuberger Berman Strategic Income Portfolio(a)	JNL/ Oppenheimer Global Growth Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America HighYield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio
Operations
Net investment income (loss)	$(20,256)	$(363,102)	$(1,510,209)	$9,386,603	$22,623,432	$3,302,114	$52,940,396	$(1,600,779)	$(548,745)	$(246,789)
Net realized gain (loss) on investments	(52,847)	227,813	1,550,320	155,512,986	113,679,924	4,563,477	29,445,975	9,923,144	1,554,627	3,464,475
Net change in unrealized appreciation (depreciation) on investments	294,487	1,788,045	56,317,458	(51,845,655)	75,240,129	2,894,616	70,701,814	4,988,769	11,846,610	10,764,454
Net increase (decrease) in net assets from operations	221,384	1,652,756	56,357,569	113,053,934	211,543,485	10,760,207	153,088,185	13,311,134	12,852,492	13,982,140

Contract transactions 1
Purchase payments (Note 4)	7,998,004	31,629,731	53,853,574	440,827,240	795,617,961	95,754,370	241,039,412	22,924,538	16,592,953	11,146,377
Surrenders and terminations	(95,610)	(1,508,316)	(19,279,153)	(118,304,214)	(260,098,281)	(13,059,601)	(73,911,456)	(7,072,995)	(4,827,585)	(9,428,105)
Transfers between portfolios	3,421,848	35,188,702	3,513,509	230,540,471	559,577,226	57,601,098	182,301,271	(282,050)	5,251,458	431,849
Net annuitization transactions	-	(48,649)	(290,377)	(1,270,864)	(3,741,353)	(61,746)	(1,138,784)	(114,177)	(66,927)	(242,544)
Policyholder charges (Note 3)	(37,933)	(233,088)	(2,992,838)	(16,006,227)	(32,761,812)	(1,832,148)	(9,411,352)	(1,264,276)	(938,335)	(729,653)
Net increase (decrease) in net assets from contract transactions	11,286,309	65,028,380	34,804,715	535,786,406	1,058,593,741	138,401,973	338,879,091	14,191,040	16,011,564	1,177,924

Net increase (decrease) in net assets	11,507,693	66,681,136	91,162,284	648,840,340	1,270,137,226	149,162,180	491,967,276	27,502,174	28,864,056	15,160,064

Net assets beginning of period	-	-	284,665,622	1,526,238,655	2,980,926,848	129,210,316	870,828,267	87,885,858	65,195,273	97,153,573

Net assets end of period	$11,507,693	$66,681,136	$375,827,906	$2,175,078,995	$4,251,064,074	$278,372,496	$1,362,795,543	$115,388,032	$94,059,329	$112,313,637

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	22,759,643	109,600,037	161,303,994	13,037,911	55,801,756	9,254,818	6,963,988	6,103,849

Units Issued	1,499,668	7,304,508	6,556,788	58,498,943	83,069,793	26,772,542	45,849,009	11,210,728	8,734,231	2,660,189
Units Redeemed	(287,216)	(911,899)	(4,024,596)	(21,961,066)	(28,621,309)	(13,372,554)	(26,059,474)	(9,878,279)	(7,185,776)	(2,599,905)
Units Outstanding at December 31, 2012	1,212,452	6,392,609	25,291,835	146,137,914	215,752,478	26,437,899	75,591,291	10,587,267	8,512,443	6,164,133

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio
Operations
Net investment income (loss)	$(5,013,650)	$3,738,117	$(2,175,759)	$849,335	$(1,564,028)	$(4,915,908)	$14,582,278	$(5,971,084)	$8,265,216	$1,604,870
Net realized gain (loss) on investments	(3,481,035)	90,623,884	15,356,589	60,546,302	8,365,536	15,450,779	38,297,989	123,513,904	103,008,571	177,121,864
Net change in unrealized appreciation (depreciation) on investments	90,491,521	47,326,942	15,049,155	5,824,561	17,175,075	101,436,168	41,052,771	211,567,112	87,551,868	247,589,613
Net increase (decrease) in net assets from operations	81,996,836	141,688,943	28,229,985	67,220,198	23,976,583	111,971,039	93,933,038	329,109,932	198,825,655	426,316,347

Contract transactions 1
Purchase payments (Note 4)	12,923,756	189,519,903	62,602,441	207,771,542	46,614,702	199,991,556	328,863,049	542,085,605	582,367,871	908,123,000
Surrenders and terminations	(14,297,104)	(53,975,944)	(14,452,577)	(35,168,198)	(13,413,629)	(49,654,320)	(104,823,488)	(130,781,386)	(143,026,976)	(202,578,702)
Transfers between portfolios	(39,079,102)	(5,311,629)	65,945,130	61,046,842	(21,919,743)	(14,604,156)	197,225,981	29,824,526	116,517,180	125,037,444
Net annuitization transactions	(103,450)	(380,479)	(138,673)	(231,459)	(153,669)	(588,899)	(1,390,264)	(2,577,867)	(1,837,790)	(3,017,810)
Policyholder charges (Note 3)	(3,566,602)	(10,443,667)	(2,092,090)	(6,976,189)	(2,152,546)	(7,976,549)	(13,261,910)	(25,885,934)	(23,644,948)	(39,617,010)
Net increase (decrease) in net assets from contract transactions	(44,122,502)	119,408,184	111,864,231	226,442,538	8,975,115	127,167,632	406,613,368	412,664,944	530,375,337	787,946,922

Net increase (decrease) in net assets	37,874,334	261,097,127	140,094,216	293,662,736	32,951,698	239,138,671	500,546,406	741,774,876	729,200,992	1,214,263,269

Net assets beginning of period	308,656,825	956,114,424	153,398,260	529,068,741	197,439,929	748,866,350	1,187,613,643	2,273,055,809	1,942,414,122	3,240,548,028

Net assets end of period	$346,531,159	$1,217,211,551	$293,492,476	$822,731,477	$230,391,627	$988,005,021	$1,688,160,049	$3,014,830,685	$2,671,615,114	$4,454,811,297

1 Contract unit transactions
Units Outstanding at December 31, 2011	37,523,580	87,824,159	12,986,732	47,428,906	17,292,909	54,284,777	98,524,848	158,754,245	157,317,544	222,293,166

Units Issued	1,895,895	26,537,287	15,197,136	32,548,886	9,429,857	17,553,019	50,520,615	44,436,651	58,771,316	72,072,587
Units Redeemed	(6,625,761)	(16,742,610)	(6,529,560)	(13,605,213)	(8,774,173)	(9,119,282)	(18,350,489)	(18,201,173)	(18,248,555)	(22,166,404)
Units Outstanding at December 31, 2012	32,793,714	97,618,836	21,654,308	66,372,579	17,948,593	62,718,514	130,694,974	184,989,723	197,840,305	272,199,349

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$(625,893)	$(17,929,818)	$(17,785,310)	$(2,890,733)	$(1,091,691)	$(5,969,524)	$(3,003,591)	$(16,673,987)	$3,146,320
Net realized gain (loss)on investments	3,864,313	50,798,582	84,042,231	1,825,977	14,362,296	52,293,131	51,200,000	3,531	27,006,035
Net change in unrealized appreciation (depreciation) on investments	13,093,396	123,329,406	76,025,678	5,142,715	65,775,963	(9,296,256)	109,316,668	-	23,358,376
Net increase (decrease) in net assets from operations	16,331,816	156,198,170	142,282,599	4,077,959	79,046,568	37,027,351	157,513,077	(16,670,456)	53,510,731

Contract transactions 1
Purchase payments (Note 4)	18,982,152	239,673,335	254,322,874	123,474,103	83,086,675	41,410,260	479,630,911	704,841,882	55,715,106
Surrenders and terminations	(7,225,102)	(76,703,371)	(73,706,991)	(44,508,750)	(38,428,099)	(21,860,054)	(108,371,222)	(193,628,257)	(24,454,750)
Transfers between portfolios	5,700,220	115,394,576	(13,941,465)	75,690,932	19,427,672	(32,374,212)	78,337,294	(297,498,998)	(12,692,875)
Net annuitization transactions	(87,012)	(983,030)	(1,021,945)	(417,686)	(708,562)	(452,706)	(1,940,433)	(1,537,593)	(331,428)
Policyholder charges (Note 3)	(825,784)	(9,887,382)	(12,419,497)	(4,702,577)	(3,922,328)	(4,019,708)	(20,697,239)	(11,192,003)	(3,381,594)
Net increase (decrease) in net assets from contract transactions	16,544,474	267,494,128	153,232,976	149,536,022	59,455,358	(17,296,420)	426,959,311	200,985,031	14,854,459

Net increase (decrease) in net assets	32,876,290	423,692,298	295,515,575	153,613,981	138,501,926	19,730,931	584,472,388	184,314,575	68,365,190

Net assets beginning of period	80,014,712	901,594,022	1,176,490,950	493,476,706	431,971,301	424,723,680	1,709,810,948	1,010,792,969	362,133,240

Net assets end of period	$112,891,002	$1,325,286,320	$1,472,006,525	$647,090,687	$570,473,227	$444,454,611	$2,294,283,336	$1,195,107,544	$430,498,430

1 Contract unit transactions
Units Outstanding at December 31, 2011	8,850,829	31,868,359	25,681,421	47,267,776	30,832,016	17,110,625	59,618,057	82,014,961	18,923,330

Units Issued	6,668,313	15,094,042	7,314,988	28,843,930	11,436,545	2,457,886	20,823,640	96,305,793	4,792,814
Units Redeemed	(5,104,320)	(7,239,709)	(4,469,684)	(14,810,274)	(7,729,334)	(3,189,953)	(6,837,849)	(80,414,075)	(4,113,014)
Units Outstanding at December 31, 2012	10,414,822	39,722,692	28,526,725	61,301,432	34,539,227	16,378,558	73,603,848	97,906,679	19,603,130

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/ American Funds Global Bond Portfolio	JNL/ American Funds Global Small Capitalization Portfolio
Operations
Net investment income (loss)	$(620,034)	$(651,421)	$(1,500,562)	$(3,273,110)	$(6,830,611)	$(9,087,800)	$(7,403,565)	$(2,132,721)	$(1,111,580)	$(1,191,877)
Net realized gain (loss) on investments	3,572,468	5,386,294	6,125,351	8,839,850	14,563,095	20,534,899	16,099,540	504,903	2,445,777	(96,008)
Net change in unrealized appreciation (depreciation) on investments	(11,794,460)	(9,394,309)	(17,535,212)	(41,964,351)	(82,671,160)	(116,292,737)	(91,624,919)	(7,738,861)	571,000	(25,548,658)
Net increase (decrease) in net assets from operations	(8,842,026)	(4,659,436)	(12,910,423)	(36,397,611)	(74,938,676)	(104,845,638)	(82,928,944)	(9,366,679)	1,905,197	(26,836,543)

Contract transactions 1
Purchase payments (Note 4)	59,296,889	112,373,938	147,223,826	292,273,273	498,116,382	700,054,602	322,886,987	206,652,463	128,704,968	71,703,643
Surrenders and terminations	(5,489,782)	(18,019,897)	(17,265,925)	(23,419,243)	(31,718,489)	(43,179,291)	(29,827,829)	(8,766,715)	(9,760,057)	(3,871,959)
Transfers between portfolios	(3,323,022)	18,456,006	10,194,085	55,844,885	103,306,241	176,445,206	55,772,290	54,651,900	104,632,751	6,979,688
Net annuitization transactions	-	(148,034)	(4,064)	(57,937)	(140,189)	(165,712)	(12,540)	-	(38,917)	(9,323)
Policyholder charges (Note 3)	(1,457,889)	(3,549,089)	(4,234,444)	(8,291,235)	(12,008,235)	(14,472,429)	(9,335,527)	(2,802,789)	(1,971,391)	(1,053,589)
Net increase (decrease) in net assets from contract transactions	49,026,196	109,112,924	135,913,478	316,349,743	557,555,710	818,682,376	339,483,381	249,734,859	221,567,354	73,748,460

Net increase (decrease) in net assets	40,184,170	104,453,488	123,003,055	279,952,132	482,617,034	713,836,738	256,554,437	240,368,180	223,472,551	46,911,917

Net assets beginning of period	128,515,931	322,588,300	350,989,460	591,939,573	866,695,998	1,045,301,753	686,358,529	139,612,327	99,514,336	74,487,499

Net assets end of period	$168,700,101	$427,041,788	$473,992,515	$871,891,705	$1,349,313,032	$1,759,138,491	$942,912,966	$379,980,507	$322,986,887	$121,399,416

1 Contract unit transactions	14,918,939	33,094,425	38,463,113	42,185,248	58,740,930	68,822,452	43,557,555	13,567,703	9,619,088	6,747,710
Units Outstanding at December 31, 2010

Units Issued	9,853,352	16,201,714	18,769,682	26,413,853	45,090,362	63,280,048	29,485,451	28,102,396	26,926,080	9,442,843
Units Redeemed	(4,282,606)	(5,145,786)	(4,093,581)	(3,916,041)	(7,363,643)	(8,814,037)	(8,811,696)	(3,716,803)	(6,157,764)	(2,337,788)

Units Outstanding at December 31, 2011	20,489,685	44,150,353	53,139,214	64,683,060	96,467,649	123,288,463	64,231,310	37,953,296	30,387,404	13,852,765

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Operations
Net investment income (loss)	$(2,901,838)	$(1,184,708)	$(1,782,616)	$(7,971,409)	$(2,483,515)	$(399)	$(1,556,455)	$(1,720,303)	$(4,703,856)	$(1,176,763)
Net realized gain (loss) on investments	1,049,178	(613,447)	(1,020,217)	25,601,623	249,619	289	1,396,155	5,719,008	12,763,201	535,049
Net change in unrealized appreciation (depreciation) on investments	(13,642,326)	(30,346,697)	(33,970,481)	(104,708,374)	(12,017,840)	22,169	(23,051,421)	(22,846,681)	(11,885,971)	(3,153,413)
Net increase (decrease) in net assets from operations	(15,494,986)	(32,144,852)	(36,773,314)	(87,078,160)	(14,251,736)	22,059	(23,211,721)	(18,847,976)	(3,826,626)	(3,795,127)

Contract transactions 1
Purchase payments (Note 4)	255,371,468	119,476,488	133,363,620	232,230,476	235,171,864	217,311	65,079,013	40,397,139	75,688,295	41,320,708
Surrenders and terminations	(10,789,540)	(4,679,645)	(5,199,804)	(44,013,459)	(11,060,620)	(583)	(24,060,967)	(17,651,305)	(21,476,967)	(9,141,866)
Transfers between portfolios	39,702,283	21,889,400	44,264,324	17,151,901	115,022,485	742,548	(2,979,390)	(5,438,510)	(17,981,993)	(518,664)
Net annuitization transactions	-	-	-	(56,803)	(11,762)	-	(45,482)	(201,932)	(152,396)	(53,244)
Policyholder charges (Note 3)	(3,152,747)	(1,643,760)	(1,964,168)	(6,589,266)	(2,781,408)	(145)	(2,526,179)	(2,075,210)	(3,203,558)	(871,433)
Net increase (decrease) in net assets from contract transactions	281,131,464	135,042,483	170,463,972	198,722,849	336,340,559	959,131	35,466,995	15,030,182	32,873,381	30,735,501

Net increase (decrease) in net assets	265,636,478	102,897,631	133,690,658	111,644,689	322,088,823	981,190	12,255,274	(3,817,794)	29,046,755	26,940,374

Net assets beginning of period	164,649,468	97,916,654	128,284,498	685,622,577	172,035,996	-	339,312,854	289,989,472	395,676,925	109,852,162

Net assets end of period	$430,285,946	$200,814,285	$261,975,156	$797,267,266	$494,124,819	$981,190	$351,568,128	$286,171,678	$424,723,680	$136,792,536

1 Contract unit transactions
Units Outstanding at December 31, 2010	15,914,490	9,113,437	11,407,446	61,152,359	16,678,369	-	29,149,270	11,595,019	15,939,333	6,677,327

Units Issued	31,541,305	14,785,933	19,234,983	31,680,096	41,004,310	94,854	6,108,826	2,144,986	3,934,098	4,111,732
Units Redeemed	(4,261,256)	(1,749,669)	(3,055,408)	(14,993,053)	(7,119,630)	(71)	(3,134,242)	(1,628,999)	(2,762,806)	(2,347,067)

Units Outstanding at December 31, 2011	43,194,539	22,149,701	27,587,021	77,839,402	50,563,049	94,783	32,123,854	12,111,006	17,110,625	8,441,992

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(8,683,707)	$(1,116,013)	$(796,629)	$(1,417)	$20,732,084	$(21,107)	$3,085,126	$(3,167,754)	$2,879,757	$11,469,247
Net realized gain (loss) on investments	62,913,195	4,483,644	1,063,103	30	11,492,218	5,435,099	3,293,661	9,212,655	26,577,548	20,451,772
Net change in unrealized appreciation (depreciation) on investments	(82,870,232)	(35,103,309)	(13,647,319)	6,268	(27,336,572)	(32,633,737)	(14,641,324)	(21,295,070)	(7,471,550)	(58,162,357)
Net increase (decrease) in net assets from operations	(28,640,744)	(31,735,678)	(13,380,845)	4,881	4,887,730	(27,219,745)	(8,262,537)	(15,250,169)	21,985,755	(26,241,338)

Contract transactions 1
Purchase payments (Note 4)	181,873,285	164,815,206	43,121,414	918,770	192,664,107	42,418,478	87,664,762	70,525,071	108,550,423	87,373,019
Surrenders and terminations	(33,481,900)	(62,602,000)	(7,465,304)	(4,576)	(48,348,521)	(6,777,575)	(12,830,254)	(14,497,788)	(44,364,000)	(19,480,881)
Transfers between portfolios	94,282,353	(39,986,241)	8,204,756	2,290,999	39,263,754	5,004,431	4,397,343	(13,236,806)	22,770,743	(76,421,905)
Net annuitization transactions	(102,319)	(117,859)	(44,807)	-	(320,974)	(1,384)	(43,527)	(35,380)	(271,540)	(67,897)
Policyholder charges (Note 3)	(4,116,309)	(7,807,821)	(1,229,727)	(993)	(5,738,125)	(1,369,836)	(2,460,785)	(1,925,429)	(3,412,094)	(3,181,414)

Net increase (decrease) in net assets from contract transactions	238,455,110	54,301,285	42,586,332	3,204,200	177,520,241	39,274,114	76,727,539	40,829,668	83,273,532	(11,779,078)

Net increase (decrease) in net assets	209,814,366	22,565,607	29,205,487	3,209,081	182,407,971	12,054,369	68,465,002	25,579,499	105,259,287	(38,020,416)

Net assets beginning of period	414,823,887	980,170,292	120,991,401	-	647,703,471	147,476,721	242,091,585	235,996,231	471,544,213	363,804,676

Net assets end of period	$624,638,253	$1,002,735,899	$150,196,888	$3,209,081	$830,111,442	$159,531,090	$310,556,587	$261,575,730	$576,803,500	$325,784,260

1 Contract unit transactions
Units Outstanding at December 31, 2010	15,142,152	112,772,596	15,358,004	-	59,310,951	18,483,528	29,259,274	18,697,509	21,206,321	27,288,795

Units Issued	14,799,126	18,631,633	8,470,710	319,791	25,425,010	11,169,520	13,357,633	10,394,296	9,284,291	10,819,514
Units Redeemed	(6,324,288)	(12,707,594)	(3,242,762)	(555)	(9,534,053)	(5,950,202)	(4,293,413)	(7,491,534)	(5,830,715)	(12,100,693)

Units Outstanding at December 31, 2011	23,616,990	118,696,635	20,585,952	319,236	75,201,908	23,702,846	38,323,494	21,600,271	24,659,897	26,007,616

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(2,528,602)	$(1,433,739)	$4,919,714	$(2,401,908)	$(4,383,489)	$(2,873,049)	$(16,380,898)	$3,535,819	$(3,133,400)	$6,866,159
Net realized gain (loss) on investments	15,069,845	2,439,616	369,017	2,949,454	10,537,363	8,894,339	6,815,912	(15,001,637)	8,229,209	13,283,320
Net change in unrealized appreciation (depreciation) on investments	(38,018,459)	(13,894,641)	(42,497,046)	(26,745,659)	(34,207,428)	(19,998,073)	(132,792,229)	(35,245,478)	(27,720,347)	18,928,528
Net increase (decrease) in net assets from operations	(25,477,216)	(12,888,764)	(37,208,315)	(26,198,113)	(28,053,554)	(13,976,783)	(142,357,215)	(46,711,296)	(22,624,538)	39,078,007

Contract transactions 1
Purchase payments (Note 4)	84,038,079	12,024,020	115,661,081	65,505,057	65,482,978	46,228,148	504,252,800	55,996,572	53,941,474	108,991,707
Surrenders and terminations	(17,031,015)	(5,179,587)	(21,516,642)	(18,906,442)	(23,942,706)	(11,668,057)	(47,471,787)	(20,373,270)	(13,802,447)	(51,236,614)
Transfers between portfolios	7,246,613	(9,782,514)	(406,797)	(7,751,435)	24,004,877	8,035,180	176,228,341	(26,004,398)	12,410,102	131,731,946
Net annuitization transactions	(40,856)	-	(15,721)	(69,798)	(11,911)	(7,586)	(122,280)	(5,203)	(171,480)	(155,009)
Policyholder charges (Note 3)	(2,189,599)	(875,885)	(3,142,171)	(2,086,506)	(2,111,055)	(1,357,380)	(11,338,754)	(1,869,877)	(1,340,870)	(3,580,157)
Net increase (decrease) in net assets from contract transactions	72,023,222	(3,813,966)	90,579,750	36,690,876	63,422,183	41,230,305	621,548,320	7,743,824	51,036,779	185,751,873

Net increase (decrease) in net assets	46,546,006	(16,702,730)	53,371,435	10,492,763	35,368,629	27,253,522	479,191,105	(38,967,472)	28,412,241	224,829,880

Net assets beginning of period	235,721,988	109,598,052	355,580,547	273,457,922	266,462,232	139,754,356	843,627,980	302,225,301	171,540,058	491,103,647

Net assets end of period	$282,267,994	$92,895,322	$408,951,982	$283,950,685	$301,830,861	$167,007,878	$1,322,819,085	$263,257,829	$199,952,299	$715,933,527

1 Contract unit transactions
Units Outstanding at December 31, 2010	18,038,420	12,702,181	28,707,620	16,716,111	21,671,174	9,143,942	75,383,973	23,387,960	7,588,013	26,521,608

Units Issued	9,980,638	2,343,469	13,839,006	5,787,764	13,253,558	8,240,420	66,465,579	7,259,073	5,474,649	22,205,055
Units Redeemed	(4,582,039)	(2,821,186)	(6,836,121)	(3,676,650)	(8,299,128)	(6,163,939)	(12,237,855)	(6,951,453)	(3,705,263)	(12,860,747)

Units Outstanding at December 31, 2011	23,437,019	12,224,464	35,710,505	18,827,225	26,625,604	11,220,423	129,611,697	23,695,580	9,357,399	35,865,916

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio
Operations
Net investment income (loss)	$(4,877,360)	$(1,791,159)	$(706,291)	$(225,873)	$(51,557)	$4,922,461	$7,441,675	$616,868	$(817,540)	$(6,182,921)
Net realized gain (loss) on investments	29,070,786	3,527,274	1,713,528	1,930,011	4,155,388	26,519,660	15,057,602	1,517,614	5,872,911	14,856,051
Net change in unrealized appreciation (depreciation) on investments	(214,681,740)	(17,024,421)	(9,381,582)	(6,157,657)	(13,212,735)	2,173,778	6,271,641	(5,752,979)	(1,726,478)	51,904,589
Net increase (decrease) in net assets from operations	(190,488,314)	(15,288,306)	(8,374,345)	(4,453,519)	(9,108,904)	33,615,899	28,770,918	(3,618,497)	3,328,893	60,577,719

Contract transactions 1
Purchase payments (Note 4)	192,515,370	44,622,485	16,321,061	8,297,406	46,190,536	63,346,876	74,107,842	13,781,871	21,714,232	38,549,588
Surrenders and terminations	(45,103,065)	(16,608,208)	(2,112,988)	(1,160,290)	(13,283,495)	(43,763,559)	(47,786,680)	(3,737,889)	(4,940,366)	(38,364,381)
Transfers between portfolios	(183,900,198)	(1,794,744)	6,426,662	4,319,906	(5,463,653)	(36,256,687)	12,326,278	(12,205,016)	12,905,194	56,031,463
Net annuitization transactions	(72,607)	98,554	(9,380)	-	-	(106,444)	(166,022)	(12,430)	(4,219)	(116,833)
Policyholder charges (Note 3)	(7,282,346)	(1,177,782)	(453,029)	(266,147)	(2,030,332)	(2,384,190)	(3,497,526)	(411,390)	(579,187)	(1,684,588)
Net increase (decrease) in net assets from contract transactions	(43,842,846)	25,140,305	20,172,326	11,190,875	25,413,056	(19,164,004)	34,983,892	(2,584,854)	29,095,654	54,415,249

Net increase (decrease) in net assets	(234,331,160)	9,851,999	11,797,981	6,737,356	16,304,152	14,451,895	63,754,810	(6,203,351)	32,424,547	114,992,968

Net assets beginning of period	973,070,632	196,395,684	42,220,995	22,109,439	228,626,310	487,531,920	533,405,028	59,388,369	74,764,115	376,875,309

Net assets end of period	$738,739,472	$206,247,683	$54,018,976	$28,846,795	$244,930,462	$501,983,815	$597,159,838	$53,185,018	$107,188,662	$491,868,277

1 Contract unit transactions
Units Outstanding at December 31, 2010	69,140,279	10,055,145	2,869,515	1,761,007	26,355,512	35,166,622	40,776,333	10,912,092	6,641,312	45,319,632

Units Issued	18,507,106	4,732,858	2,625,855	1,495,887	7,169,730	8,061,097	11,537,754	5,169,551	5,965,073	17,484,156
Units Redeemed	(22,969,568)	(3,480,091)	(1,262,794)	(617,509)	(4,266,350)	(9,640,365)	(9,116,967)	(5,856,549)	(3,524,386)	(11,989,384)

Units Outstanding at December 31, 2011	64,677,817	11,307,912	4,232,576	2,639,385	29,258,892	33,587,354	43,197,120	10,225,094	9,081,999	50,814,404

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio
Operations
Net investment income (loss)	$3,973,443	$(1,166)	$90,776	$(1,330,931)	$(7,492,783)	$(396,123)	$(1,388,143)	$(1,596,042)	$4,759,257	$44,562,604
Net realized gain (loss) on investments	(11,680,581)	21	1,203,074	223,188	9,648,569	1,366,758	2,980,516	8,517,815	(3,967,210)	(125,700,271)
Net change in unrealized appreciation (depreciation) on investments	19,155,724	17,296	(3,887,517)	(23,832,451)	(46,590,424)	(399,766)	9,701,112	(22,384,803)	(65,558,379)	(25,127,135)
Net increase (decrease) in net assets from operations	11,448,586	16,151	(2,593,667)	(24,940,194)	(44,434,638)	570,869	11,293,485	(15,463,030)	(64,766,332)	(106,264,802)

Contract transactions 1
Purchase payments (Note 4)	48,412,913	866,994	6,112,173	33,711,861	22,374,008	15,366,721	46,451,207	102,234,262	64,230,067	136,755,669
Surrenders and terminations	(17,207,551)	(762)	(979,443)	(10,910,968)	(48,570,905)	(2,000,914)	(13,999,131)	(12,963,812)	(37,847,601)	(210,027,971)
Transfers between portfolios	1,988,274	2,492,920	577,003	(18,143,541)	(49,949,160)	(1,477,818)	51,550,663	7,631,535	(25,311,931)	(288,984,257)
Net annuitization transactions	(32,378)	-	-	2,767	(158,687)	-	(8,619)	(211,899)	(88,537)	(393,586)
Policyholder charges (Note 3)	(1,696,413)	(632)	(210,459)	(1,263,240)	(1,779,074)	(443,130)	(1,587,983)	(3,275,427)	(2,664,572)	(14,783,125)
Net increase (decrease) in net assets from contract transactions	31,464,845	3,358,520	5,499,274	3,396,879	(78,083,818)	11,444,859	82,406,137	93,414,659	(1,682,574)	(377,433,270)

Net increase (decrease) in net assets	42,913,431	3,374,671	2,905,607	(21,543,315)	(122,518,456)	12,015,728	93,699,622	77,951,629	(66,448,906)	(483,698,072)

Net assets beginning of period	253,764,106	-	16,887,125	172,833,978	522,950,999	38,606,136	159,185,754	302,371,774	473,953,439	3,150,481,677

Net assets end of period	$296,677,537	$3,374,671	$19,792,732	$151,290,663	$400,432,543	$50,621,864	$252,885,376	$380,323,403	$407,504,533	$2,666,783,605

1 Contract unit transactions
Units Outstanding at December 31, 2010	37,320,721	-	1,405,635	22,948,511	37,238,005	3,759,223	13,809,605	31,427,186	31,091,992	285,783,945

Units Issued	11,401,393	373,811	1,958,978	9,476,611	1,791,404	4,343,070	12,561,452	14,332,958	5,727,282	3,175,070
Units Redeemed	(6,865,260)	(155)	(1,559,057)	(9,004,296)	(7,576,349)	(3,237,700)	(6,315,435)	(4,804,542)	(5,985,852)	(38,267,130)

Units Outstanding at December 31, 2011	41,856,854	373,656	1,805,556	23,420,826	31,453,060	4,864,593	20,055,622	40,955,602	30,833,422	250,691,885

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio
Operations
Net investment income (loss)	$842,998	$(1,348,472)	$363,209	$(6,605,885)	$(1,472)	$(3,949,222)	$(538,836)	$(4,720,825)	$2,379,429	$(1,393,665)
Net realized gain (loss) on investments	(3,579,929)	8,483,162	(5,822,493)	24,526,751	2,415,778	(15,214,404)	2,854,089	45,543,755	37,764,637	17,268,999
Net change in unrealized appreciation (depreciation) on investments	(39,484,234)	(8,655,479)	(21,031,088)	(28,296,063)	(3,767,774)	(25,669,504)	(2,832,652)	(63,720,094)	(42,818,485)	(32,508,098)
Net increase (decrease) in net assets from operations	(42,221,165)	(1,520,789)	(26,490,372)	(10,375,197)	(1,353,468)	(44,833,130)	(517,399)	(22,897,164)	(2,674,419)	(16,632,764)

Contract transactions 1
Purchase payments (Note 4)	31,690,615	25,351,435	11,550,868	189,579,686	11,555,545	8,919,915	10,041,466	90,815,169	165,949,084	30,868,008
Surrenders and terminations	(25,030,074)	(6,713,341)	(5,492,933)	(49,807,167)	(1,395,180)	(28,178,312)	(2,814,639)	(42,839,498)	(69,941,091)	(9,185,198)
Transfers between portfolios	(45,017,994)	17,231,962	(7,979,908)	79,316,497	(2,657,586)	(18,792,963)	2,302,537	(23,899,380)	(6,949,197)	(20,375,830)
Net annuitization transactions	(25,162)	(4,382)	-	(61,852)	(12,835)	(62,409)	(17,581)	(80,773)	(174,826)	(24,411)
Policyholder charges (Note 3)	(2,417,100)	(908,604)	(546,894)	(5,748,708)	(341,093)	(730,161)	(390,610)	(2,932,835)	(5,178,294)	(1,070,506)
Net increase (decrease) in net assets from contract transactions	(40,799,715)	34,957,070	(2,468,867)	213,278,456	7,148,851	(38,843,930)	9,121,173	21,062,683	83,705,676	212,063

Net increase (decrease) in net assets	(83,020,880)	33,436,281	(28,959,239)	202,903,259	5,795,383	(83,677,060)	8,603,774	(1,834,481)	81,031,257	(16,420,701)

Net assets beginning of period	408,700,472	113,839,885	95,366,089	593,299,218	35,548,780	289,550,874	45,374,926	465,804,873	811,001,199	174,748,033

Net assets end of period	$325,679,592	$147,276,166	$66,406,850	$796,202,477	$41,344,163	$205,873,814	$53,978,700	$463,970,392	$892,032,456	$158,327,332

1 Contract unit transactions
Units Outstanding at December 31, 2010	42,418,848	10,220,326	11,519,445	19,158,826	2,735,275	31,892,585	4,730,275	27,995,758	74,195,565	15,265,745

Units Issued	3,287,438	8,027,906	6,294,812	12,424,051	2,095,111	2,838,508	4,151,953	9,407,530	25,697,354	6,624,924
Units Redeemed	(7,638,762)	(5,091,870)	(7,127,786)	(6,377,676)	(1,542,751)	(7,594,348)	(3,438,542)	(8,529,746)	(18,260,612)	(6,699,517)

Units Outstanding at December 31, 2011	38,067,524	13,156,362	10,686,471	25,205,201	3,287,635	27,136,745	5,443,686	28,873,542	81,632,307	15,191,152

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio
Operations
Net investment income (loss)	$(1,549,818)	$(3,537,680)	$(4,276,937)	$(7,745,507)	$(787,452)	$(2,609,866)	$(1,417,274)	$(3,915,795)	$(7,043,857)	$43,471,540
Net realized gain (loss) on investments	(23,580,986)	37,328,766	25,388,467	(14,998,903)	(11,812,723)	221,224	13,527,632	22,834,719	87,587,147	13,871,538
Net change in unrealized appreciation (depreciation) on investments	25,106,161	(61,192,565)	(30,635,866)	(96,327,138)	(1,275,734)	(29,553,222)	(42,633,423)	(125,975,949)	26,056,046	21,250,622
Net increase (decrease) in net assets from operations	(24,643)	(27,401,479)	(9,524,336)	(119,071,548)	(13,875,909)	(31,941,864)	(30,523,065)	(107,057,025)	106,599,336	78,593,700

Contract transactions 1
Purchase payments (Note 4)	13,287,140	65,376,371	69,862,848	30,374,975	20,433,453	75,519,032	31,931,872	89,233,069	302,559,262	655,491,829
Surrenders and terminations	(27,316,232)	(40,148,329)	(17,934,994)	(35,341,011)	(20,134,391)	(20,509,624)	(6,509,708)	(15,003,138)	(81,875,417)	(212,433,565)
Transfers between portfolios	(24,678,838)	(28,783,524)	1,157,481	(54,877,555)	(25,740,706)	16,210,842	(34,400,895)	(54,434,523)	235,756,061	(19,850,083)
Net annuitization transactions	(27,383)	35,962	(24,090)	(75,475)	(165,365)	16,101	(6,872)	(26,601)	(287,649)	(1,108,597)
Policyholder charges (Note 3)	(968,345)	(2,425,551)	(2,415,334)	(2,251,437)	(1,295,398)	(1,958,156)	(934,467)	(2,885,794)	(9,092,673)	(19,871,034)
Net increase (decrease) in net assets from contract transactions	(39,703,658)	(5,945,071)	50,645,911	(62,170,503)	(26,902,407)	69,278,195	(9,920,070)	16,883,013	447,059,584	402,228,550

Net increase (decrease) in net assets	(39,728,301)	(33,346,550)	41,121,575	(181,242,051)	(40,778,316)	37,336,331	(40,443,135)	(90,174,012)	553,658,920	480,822,250

Net assets beginning of period	278,923,161	444,510,802	272,751,649	547,477,608	285,252,176	247,329,291	141,097,648	362,907,810	972,579,735	2,500,104,598

Net assets end of period	$239,194,860	$411,164,252	$313,873,224	$366,235,557	$244,473,860	$284,665,622	$100,654,513	$272,733,798	$1,526,238,655	$2,980,926,848

1 Contract unit transactions
Units Outstanding at December 31, 2010	21,759,412	29,614,502	39,671,083	43,841,066	25,456,148	17,907,134	14,943,811	42,195,812	76,830,940	140,075,503

Units Issued	1,250,825	7,673,168	25,023,260	5,357,433	1,192,686	8,604,221	5,959,792	16,879,852	51,060,045	56,260,368
Units Redeemed	(4,363,999)	(8,276,522)	(18,300,367)	(10,538,988)	(3,677,295)	(3,751,712)	(7,171,311)	(14,444,088)	(18,290,948)	(35,031,877)

Units Outstanding at December 31, 2011	18,646,238	29,011,148	46,393,976	38,659,511	22,971,539	22,759,643	13,732,292	44,631,576	109,600,037	161,303,994

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio
Operations
Net investment income (loss)	$(892,220)	$43,681,888	$(1,577,307)	$(984,940)	$(444,460)	$26,494,984	$29,439,421	$(539,565)	$978,915	$(937,930)
Net realized gain (loss) on investments	(979,323)	33,871,368	3,153,009	5,271,938	159,361	19,404,459	47,699,666	15,129,763	17,346,174	14,741,519
Net change in unrealized appreciation (depreciation) on investments	727,670	(53,312,026)	(15,500,672)	(14,059,198)	(9,035,759)	(136,194,950)	(43,842,978)	(5,095,398)	18,982,334	(13,625,913)
Net increase (decrease) in net assets from operations	(1,143,873)	24,241,230	(13,924,970)	(9,772,200)	(9,320,858)	(90,295,507)	33,296,109	9,494,800	37,307,423	177,676

Contract transactions 1
Purchase payments (Note 4)	51,480,667	196,422,794	28,660,712	20,036,725	17,550,344	107,940,017	159,225,954	23,790,774	112,426,130	37,580,008
Surrenders and terminations	(5,971,950)	(67,272,469)	(6,649,069)	(4,808,523)	(10,484,034)	(16,255,729)	(42,886,739)	(5,893,638)	(20,508,488)	(9,173,314)
Transfers between portfolios	85,277,200	1,471,630	(2,618,931)	2,015,586	(6,689,663)	30,733,413	16,246,427	43,242,414	186,335,268	64,475,864
Net annuitization transactions	-	(288,974)	-	-	(178,609)	(56,723)	(59,877)	-	(11,396)	(9,523)
Policyholder charges (Note 3)	(431,728)	(5,355,774)	(857,898)	(598,031)	(542,752)	(3,298,334)	(6,970,856)	(643,726)	(2,676,415)	(1,151,402)
Net increase (decrease) in net assets from contract transactions	130,354,189	124,977,207	18,534,814	16,645,757	(344,714)	119,062,644	125,554,909	60,495,824	275,565,099	91,721,633

Net increase (decrease) in net assets	129,210,316	149,218,437	4,609,844	6,873,557	(9,665,572)	28,767,137	158,851,018	69,990,624	312,872,522	91,899,309

Net assets beginning of period	-	721,609,830	83,276,014	58,321,716	106,819,145	279,889,688	797,263,406	83,407,636	216,196,219	105,540,620

Net assets end of period	$129,210,316	$870,828,267	$87,885,858	$65,195,273	$97,153,573	$308,656,825	$956,114,424	$153,398,260	$529,068,741	$197,439,929

1 Contract unit transactions
Units Outstanding at December 31, 2010	-	47,902,284	8,008,758	5,650,322	6,282,650	27,500,615	76,365,227	7,688,721	21,451,619	9,700,079

Units Issued	19,156,288	38,332,808	8,841,121	6,223,818	2,679,886	21,940,911	24,966,531	8,798,773	33,067,340	14,373,177
Units Redeemed	(6,118,377)	(30,433,336)	(7,595,061)	(4,910,152)	(2,858,687)	(11,917,946)	(13,507,599)	(3,500,762)	(7,090,053)	(6,780,347)

Units Outstanding at December 31, 2011	13,037,911	55,801,756	9,254,818	6,963,988	6,103,849	37,523,580	87,824,159	12,986,732	47,428,906	17,292,909

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Operations
Net investment income (loss)	$(6,336,118)	$8,343,327	$(16,955,916)	$7,658,906	$3,621,888	$(253,015)	$(13,238,389)	$(17,290,584)	$(1,173,699)	$(812,390)
Net realized gain (loss) on investments	13,311,715	28,977,287	33,895,764	35,189,474	87,057,923	5,335,154	27,711,857	140,357,614	1,010,047	3,102,219
Net change in unrealized appreciation (depreciation) on investments	(60,089,470)	(23,254,846)	(131,808,284)	(61,564,342)	(189,817,685)	(9,552,230)	(44,647,287)	(171,994,360)	(1,372,538)	(20,409,752)
Net increase (decrease) in net assets from operations	(53,113,873)	14,065,768	(114,868,436)	(18,715,962)	(99,137,874)	(4,470,091)	(30,173,819)	(48,927,330)	(1,536,190)	(18,119,923)

Contract transactions 1
Purchase payments (Note 4)	181,014,647	261,306,590	587,210,611	481,929,674	858,566,779	13,198,146	188,967,000	294,669,353	131,519,506	76,259,026
Surrenders and terminations	(63,500,637)	(80,076,010)	(135,216,420)	(107,125,408)	(178,008,595)	(4,913,991)	(67,040,257)	(73,861,774)	(35,558,654)	(37,232,939)
Transfers between portfolios	(4,033,236)	114,582,102	6,681,345	86,612,076	55,496,133	11,690,978	33,194,251	31,161,350	68,379,469	2,130,420
Net annuitization transactions	(632,819)	(366,486)	(194,042)	(459,641)	(360,044)	-	(516,332)	(323,125)	(279,059)	(119,630)
Policyholder charges (Note 3)	(5,425,384)	(7,933,096)	(16,874,356)	(14,671,571)	(25,587,654)	(445,919)	(5,608,419)	(8,020,863)	(3,145,948)	(2,455,119)
Net increase (decrease) in net assets from contract transactions	107,422,571	287,513,100	441,607,138	446,285,130	710,106,619	19,529,214	148,996,243	243,624,941	160,915,314	38,581,758

Net increase (decrease) in net assets	54,308,698	301,578,868	326,738,702	427,569,168	610,968,745	15,059,123	118,822,424	194,697,611	159,379,124	20,461,835

Net assets beginning of period	694,557,652	886,034,775	1,946,317,107	1,514,844,954	2,629,579,283	64,955,589	782,771,598	981,793,339	334,097,582	411,509,466

Net assets end of period	$748,866,350	$1,187,613,643	$2,273,055,809	$1,942,414,122	$3,240,548,028	$80,014,712	$901,594,022	$1,176,490,950	$493,476,706	$431,971,301

1 Contract unit transactions
Units Outstanding at December 31, 2010	47,392,228	74,750,429	130,135,256	122,022,557	176,005,520	6,691,015	27,157,875	21,009,160	31,934,742	28,398,368

Units Issued	17,006,144	36,641,255	44,552,979	46,899,383	64,382,357	4,743,329	9,885,919	9,432,772	29,309,145	8,692,326
Units Redeemed	(10,113,595)	(12,866,836)	(15,933,990)	(11,604,396)	(18,094,711)	(2,583,515)	(5,175,435)	(4,760,511)	(13,976,111)	(6,258,678)

Units Outstanding at December 31, 2011	54,284,777	98,524,848	158,754,245	157,317,544	222,293,166	8,850,829	31,868,359	25,681,421	47,267,776	30,832,016

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(4,326,911)	$(13,883,421)	$(1,820,527)
Net realized gain (loss) on investments	18,280,982	8,225	7,716,798
Net change in unrealized appreciation (depreciation) on investments	8,658,030	-	(19,747,706)
Net increase (decrease) in net assets from operations	22,612,101	(13,875,196)	(13,851,435)

Contract transactions 1
Purchase payments (Note 4)	485,297,172	632,439,188	72,595,838
Surrenders and terminations	(88,241,644)	(204,737,209)	(23,254,928)
Transfers between portfolios	74,996,231	(70,805,973)	(24,104,717)
Net annuitization transactions	(411,304)	(750,172)	43,682
Policyholder charges (Note 3)	(12,589,475)	(8,391,858)	(2,372,211)
Net increase (decrease) in net assets from contract transactions	459,050,980	347,753,976	22,907,664

Net increase (decrease) in net assets	481,663,081	333,878,780	9,056,229

Net assets beginning of period	1,228,147,867	676,914,189	353,077,011

Net assets end of period	$1,709,810,948	$1,010,792,969	$362,133,240

1 Contract unit transactions
Units Outstanding at December 31, 2010	43,833,564	54,427,966	17,860,550

Units Issued	20,581,507	113,883,524	4,958,265
Units Redeemed	(4,797,014)	(86,296,529)	(3,895,485)

Units Outstanding at December 31, 2011	59,618,057	82,014,961	18,923,330

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains one hundred thirty-nine (139) sub-accounts (“Portfolios”) as of December 31, 2012. These Portfolios each invest in the following mutual funds (collectively, the “Funds”):

Curian Variable Series Trust
Curian Dynamic Risk Advantage – Aggressive Fund	Curian Guidance – Moderate Growth Fund(1)	Curian/FAMCO Flex Core Covered Call Fund
Curian Dynamic Risk Advantage – Diversified Fund	Curian Guidance – Rising Income Fund(1)	Curian/Franklin Templeton Frontier Markets Fund
Curian Dynamic Risk Advantage – Income Fund	Curian Guidance – Tactical Maximum Growth Fund(1)	Curian/Franklin Templeton Natural Resources Fund
Curian Guidance – Balanced Income Fund(1)	Curian Guidance – Tactical Moderate Growth Fund(1)	Curian/Neuberger Berman Currency Fund
Curian Guidance – Equity 100 Fund(1)	Curian Tactical Advantage 35 Fund	Curian/Nicholas Convertible Arbitrage Fund
Curian Guidance – Fixed Income 100 Fund(1)	Curian Tactical Advantage 60 Fund	Curian/PIMCO Credit Income Fund
Curian Guidance – Institutional Alt 65 Fund(1)	Curian Tactical Advantage 75 Fund	Curian/PineBridge Merger Arbitrage Fund
Curian Guidance – Institutional Alt 100 Fund(1)	Curian/American Funds Growth Fund	Curian/The Boston Company Equity Income Fund
Curian Guidance – Maximize Income Fund(1)	Curian/DFA U.S. Micro Cap Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Curian Guidance – Maximum Growth Fund(1)	Curian/Epoch Global Shareholder Yield Fund	Curian/Van Eck International Gold Fund

JNL Series Trust
JNL Disciplined Growth Fund(1)	JNL/BlackRock Global Allocation Fund	JNL/Goldman Sachs Mid Cap Value Fund
JNL Disciplined Moderate Fund(1)	JNL/Brookfield Global Infrastructure Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL Disciplined Moderate Growth Fund(1)	JNL/Capital Guardian Global Balanced Fund	JNL/Invesco Global Real Estate Fund
JNL Institutional Alt 20 Fund(1)	JNL/Capital Guardian Global Diversified Research Fund	JNL/Invesco International Growth Fund
JNL Institutional Alt 35 Fund(1)	JNL/DFA U.S. Core Equity Fund	JNL/Invesco Large Cap Growth Fund
JNL Institutional Alt 50 Fund(1)	JNL/Eagle SmallCap Equity Fund	JNL/Invesco Small Cap Growth Fund
JNL Institutional Alt 65 Fund(1) (2)	JNL/Eastspring Investments Asia ex-Japan Fund(1)	JNL/Ivy Asset Strategy Fund
JNL/American Funds Balanced Allocation Fund(1)	JNL/Eastspring Investments China-India Fund(1)	JNL/JPMorgan International Value Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Franklin Templeton Founding Strategy Fund(1)	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds Global Bond Fund	JNL/Franklin Templeton Global Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Lazard Emerging Markets Fund
JNL/American Funds Growth Allocation Fund(1)	JNL/Franklin Templeton Income Fund	JNL/Lazard Mid Cap Equity Fund
JNL/American Funds Growth-Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/M&G Global Basics Fund(1)
JNL/American Funds International Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/M&G Global Leaders Fund(1)
JNL/American Funds New World Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/MCM 10 x 10 Fund(1) (3)
JNL/AQR Managed Futures Strategy Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/MCM Bond Index Fund(3)
JNL/BlackRock Commodity Securities Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund(3)

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 – Organization (continued)

JNL Series Trust (continued)
JNL/MCM Emerging Markets Index Fund(3)	JNL/PIMCO Total Return Bond Fund	JNL/S&P Managed Growth Fund
JNL/MCM European 30 Fund(3)	JNL/PPM America Floating Rate Income Fund(1)	JNL/S&P Managed Moderate Fund
JNL/MCM Global Alpha Fund(3)	JNL/PPM America High Yield Bond Fund(1)	JNL/S&P Managed Moderate Growth Fund
JNL/MCM Index 5 Fund(1) (3)	JNL/PPM America Mid Cap Value Fund(1)	JNL/S&P Total Yield Fund
JNL/MCM International Index Fund(3)	JNL/PPM America Small Cap Value Fund(1)	JNL/T. Rowe Price Established Growth Fund
JNL/MCM Pacific Rim 30 Fund(3)	JNL/PPM America Value Equity Fund(1)	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM S&P 400 MidCap Index Fund(3)	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/MCM S&P 500 Index Fund(3)	JNL/S&P 4 Fund(1)	JNL/T. Rowe Price Value Fund
JNL/MCM Small Cap Index Fund(3)	JNL/S&P Competitive Advantage Fund	JNL/UBS Large Cap Select Growth Fund
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/S&P Dividend Income & Growth Fund	JNL/WMC Balanced Fund
JNL/Neuberger Berman Strategic Income Fund	JNL/S&P Intrinsic Value Fund	JNL/WMC Money Market Fund
JNL/Oppenheimer Global Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/WMC Value Fund
JNL/PIMCO Real Return Fund	JNL/S&P Managed Conservative Fund

JNL Variable Fund LLC
JNL/MCM 25 Fund(3)	JNL/MCM Healthcare Sector Fund(3)	JNL/MCM S&P® 24 Fund(3)
JNL/MCM Communications Sector Fund(3)	JNL/MCM JNL 5 Fund(3)	JNL/MCM S&P® SMid 60 Fund(3)
JNL/MCM Consumer Brands Sector Fund(3)	JNL/MCM JNL Optimized 5 Fund(3)	JNL/MCM Select Small-Cap Fund(3)
JNL/MCM Dow SM 10 Fund(3)	JNL/MCM Nasdaq®25 Fund(3)	JNL/MCM Technology Sector Fund(3)
JNL/MCM Dow SM Dividend Fund(3)	JNL/MCM NYSE® International 25 Fund(3)	JNL/MCM Value Line® 30 Fund(3)
JNL/MCM Financial Sector Fund(3)	JNL/MCM Oil & Gas Sector Fund(3)	JNL/MCM VIP Fund(3)
JNL/MCM Global 15 Fund(3)	JNL/MCM S&P®10 Fund(3)

Jackson National Asset Management, LLC serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC, Curian Capital, LLC serves as investment adviser for the Funds comprising the Curian Variable Series Trust, both are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

During the year ended December 31, 2012, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/UBS Large Cap Select Growth Fund(4)	April 30, 2012
JNL/Eagle Core Equity Fund	JNL/DFA U.S. Core Equity Fund(4)	April 30, 2012
JNL/PAM Asia ex-Japan Fund	JNL/Eastspring Investments Asia ex-Japan Fund(5)	April 30, 2012
JNL/PAM China-India Fund	JNL/Eastspring Investments China-India Fund(5)	April 30, 2012

(1) These Funds are sub-advised by affiliates of Jackson.

(2) JNL Institutional Alt 65 Fund is closed to new investors.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 – Organization (continued)

(3) MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

(4) These name changes are due to changes in sub-adviser.

(5) These name changes are due to company rebranding.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

The Separate Account’s Portfolios’ investments in the corresponding Funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Portfolios of the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Portfolios of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments in the Funds under ASC 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Separate Account’s Portfolios’ own assumptions in determining the fair value of the investments in the respective Funds. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2012, all of the Separate Account’s Portfolios’ investments in each of the corresponding Funds

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

are valued as a practical expedient at their daily reported NAVs. Therefore, all investments in Funds have been categorized as Level 1. The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of the Separate Account’s Portfolios’ investments in the corresponding Funds.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2012, there were no transfers between Level 1 and Level 2 securities.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2012 and 2011, contract maintenance charges were assessed in the amount of $3,018,530 and $2,870,556, respectively.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the Portfolios in excess of 15 transfers in a contract year. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Portfolio. For the years ended December 31, 2012 and 2011, transfer charges were assessed in the amount of $29,545 and $21,848, respectively.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2012 and 2011, surrender charges were assessed in the amount of $40,792,400 and $37,748,144, respectively.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02% of the Guaranteed Value (GV). The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB). The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.60% - 1.80%, depending on product, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redeeming units.

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the Portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner’s allocations to the Portfolios.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% - 0.80% on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $109,631,295 and $122,719,601 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners.
Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2012, cost of purchases and proceeds from sales of the Portfolios’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
Curian Dynamic Risk Advantage – Aggressive Fund	$21,858,528	$2,412,893	Curian Tactical Advantage 60 Fund	$24,227,556	$1,543,688
Curian Dynamic Risk Advantage – Diversified Fund	105,986,605	7,181,659	Curian Tactical Advantage 75 Fund	24,007,432	3,097,615
Curian Dynamic Risk Advantage – Income Fund	77,973,171	6,113,609	Curian/American Funds Growth Fund	10,236,977	667,026
Curian Guidance – Balanced Income Fund	50,308,794	3,865,314	Curian/DFA U.S. Micro Cap Fund	511,442	19,288
Curian Guidance – Equity 100 Fund	3,451,469	78,576	Curian/Epoch Global Shareholder Yield Fund	1,781,180	166,474
Curian Guidance – Fixed Income 100 Fund	6,297,378	282,840	Curian/FAMCO Flex Core Covered Call Fund	15,782,469	826,840
Curian Guidance – Institutional Alt 65 Fund	47,306,751	2,413,714	Curian/Franklin Templeton Frontier Markets Fund	482,858	441
Curian Guidance – Institutional Alt 100 Fund	137,341,547	4,634,852	Curian/Franklin Templeton Natural Resources Fund	6,954,713	522,078
Curian Guidance – Maximize Income Fund	27,012,380	3,210,041	Curian/Neuberger Berman Currency Fund	3,895,400	117,482
Curian Guidance – Maximum Growth Fund	20,710,827	972,174	Curian/Nicholas Convertible Arbitrage Fund	12,654,093	755,195
Curian Guidance – Moderate Growth Fund	69,615,518	6,020,760	Curian/PIMCO Credit Income Fund	17,281,209	4,491,428
Curian Guidance – Rising Income Fund	17,367,759	1,474,664	Curian/PineBridge Merger Arbitrage Fund	29,095,122	2,266,102
Curian Guidance – Tactical Maximum Growth Fund	21,885,017	2,760,023	Curian/TBC Equity Income Fund*	3,091,022	174,544
Curian Guidance – Tactical Moderate Growth Fund	73,300,035	5,291,442	Curian/TBC Multi-Alpha Market Neutral Equity Fund*	10,547,106	556,739
Curian Tactical Advantage 35 Fund	17,495,681	1,275,853	Curian/Van Eck International Gold Fund	5,674,375	211,023

* TBC denotes the sub-adviser The Boston Company throughout footnote 5.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$156,318,255	$45,401,799	JNL/Goldman Sachs U.S. Equity Flex Fund	$49,700,890	$37,891,343
JNL Disciplined Moderate Fund	342,382,945	96,920,948	JNL/Invesco Global Real Estate Fund	343,933,940	159,361,652
JNL Disciplined Moderate Growth Fund	336,532,643	93,524,467	JNL/Invesco International Growth Fund	134,266,447	90,373,142
JNL Institutional Alt 20 Fund	553,845,740	145,454,487	JNL/Invesco Large Cap Growth Fund	189,543,881	189,199,461
JNL Institutional Alt 35 Fund	740,834,848	227,355,394	JNL/Invesco Small Cap Growth Fund	156,890,877	127,109,336
JNL Institutional Alt 50 Fund	1,274,948,937	439,503,416	JNL/Ivy Asset Strategy Fund	712,243,228	334,676,643
JNL Institutional Alt 65 Fund	109,166,789	209,219,028	JNL/JPMorgan International Value Fund	104,058,988	86,716,940
JNL/American Funds Balanced Allocation Fund	156,194,586	19,091,508	JNL/JPMorgan MidCap Growth Fund	178,007,994	132,107,799
JNL/American Funds Blue Chip Income and Growth Fund	354,343,740	128,704,446	JNL/JPMorgan U.S. Government & Quality Bond Fund	577,998,412	476,705,483
JNL/American Funds Global Bond Fund	246,712,722	133,972,831	JNL/Lazard Emerging Markets Fund	72,170,751	214,433,959
JNL/American Funds Global Small Capitalization Fund	94,598,627	45,536,863	JNL/Lazard Mid Cap Equity Fund	79,904,019	99,173,016
JNL/American Funds Growth Allocation Fund	109,226,558	13,401,566	JNL/M&G Global Basics Fund	34,672,383	24,163,318
JNL/American Funds Growth-Income Fund	412,358,927	111,277,666	JNL/M&G Global Leaders Fund	17,758,489	11,763,725
JNL/American Funds International Fund	149,754,790	48,763,134	JNL/MCM 10 x 10 Fund	59,742,275	56,027,554
JNL/American Funds New World Fund	213,178,804	82,563,491	JNL/MCM Bond Index Fund	246,976,319	255,970,088
JNL/AQR Managed Futures Strategy Fund	20,695,851	1,065,789	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund	9,963,805	3,331,098
JNL/BlackRock Commodity Securities Fund	313,124,982	223,299,337	JNL/MCM Emerging Markets Index Fund	278,679,903	84,732,360
JNL/BlackRock Global Allocation Fund	1,131,955,161	183,000,919	JNL/MCM European 30 Fund	20,555,000	12,772,898
JNL/Brookfield Global Infrastructure Fund	106,785,086	13,715,842	JNL/MCM Global Alpha Fund	12,232,584	14,930,288
JNL/Capital Guardian Global Balanced Fund	87,166,582	82,353,061	JNL/PIMCO Total Return Bond Fund	2,097,862,826	935,369,867
JNL/Capital Guardian Global Diversified Research Fund	63,709,489	64,998,632	JNL/PPM America Floating Rate Income Fund	327,125,732	185,421,645
JNL/DFA U.S. Core Equity Fund	75,918,309	49,004,625	JNL/PPM America High Yield Bond Fund	1,032,306,741	640,487,254
JNL/Eagle SmallCap Equity Fund	326,148,395	314,753,330	JNL/PPM America Mid Cap Value Fund	144,490,537	124,970,868
JNL/Eastspring Investments Asia ex-Japan Fund	108,036,878	84,742,664	JNL/PPM America Small Cap Value Fund	108,175,071	90,388,196
JNL/Eastspring Investments China-India Fund	133,863,835	119,924,327	JNL/PPM America Value Equity Fund	61,512,321	60,581,186
JNL/Franklin Templeton Founding Strategy Fund	225,200,983	209,824,838	JNL/Red Rocks Listed Private Equity Fund	34,889,031	80,000,207
JNL/Franklin Templeton Global Growth Fund	93,205,188	47,453,709	JNL/S&P 4 Fund	461,063,817	293,403,689
JNL/Franklin Templeton Global Multisector Bond Fund	358,166,539	84,500,484	JNL/S&P Competitive Advantage Fund	243,153,623	129,665,090
JNL/Franklin Templeton Income Fund	462,463,104	227,929,462	JNL/S&P Dividend Income & Growth Fund	512,755,834	251,294,520
JNL/Franklin Templeton International Small Cap Growth Fund	97,510,305	59,077,647	JNL/S&P Intrinsic Value Fund	155,633,050	143,006,626
JNL/Franklin Templeton Mutual Shares Fund	107,388,843	65,082,075	JNL/S&P Managed Aggressive Growth Fund	326,806,579	204,554,854
JNL/Franklin Templeton Small Cap Value Fund	151,510,846	132,248,643	JNL/S&P Managed Conservative Fund	819,866,246	377,262,157
JNL/Goldman Sachs Core Plus Bond Fund	375,402,225	227,557,529	JNL/S&P Managed Growth Fund	981,510,907	487,305,850
JNL/Goldman Sachs Emerging Markets Debt Fund	30,398,395	90,490,158	JNL/S&P Managed Moderate Fund	1,033,821,629	418,976,885
JNL/Goldman Sachs Mid Cap Value Fund	145,462,254	102,725,321	JNL/S&P Managed Moderate Growth Fund	1,541,686,974	612,923,585

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MCM Index 5 Fund	$143,585,357	$67,295,283	JNL/S&P Total Yield Fund	$81,838,397	$64,833,367
JNL/MCM International Index Fund	167,768,530	119,689,889	JNL/T. Rowe Price Established Growth Fund	610,172,097	360,607,786
JNL/MCM Pacific Rim 30 Fund	30,758,532	21,534,063	JNL/T. Rowe Price Mid-Cap Growth Fund	545,155,328	346,524,110
JNL/MCM S&P 400 MidCap Index Fund	262,022,625	179,913,754	JNL/T. Rowe Price Short-Term Bond Fund	403,737,322	257,092,033
JNL/MCM S&P 500 Index Fund	701,077,495	423,834,026	JNL/T. Rowe Price Value Fund	242,434,231	184,070,564
JNL/MCM Small Cap Index Fund	298,006,151	194,350,020	JNL/UBS Large Cap Select Growth Fund	131,481,803	117,644,157
JNL/Morgan Stanley Mid Cap Growth Fund	14,448,470	3,182,416	JNL/WMC Balanced Fund	804,845,105	364,310,596
JNL/Neuberger Berman Strategic Income Fund	78,176,297	13,511,019	JNL/WMC Money Market Fund	1,569,650,197	1,385,335,622
JNL/Oppenheimer Global Growth Fund	117,981,373	84,686,867	JNL/WMC Value Fund	157,431,604	125,576,384
JNL/PIMCO Real Return Fund	1,244,429,566	578,465,666

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$223,915,771	$198,261,321	JNL/MCM Healthcare Sector Fund	$250,953,397	$146,392,646
JNL/MCM Communications Sector Fund	86,487,465	57,383,496	JNL/MCM JNL 5 Fund	351,802,721	673,642,777
JNL/MCM Consumer Brands Sector Fund	187,511,677	101,925,610	JNL/MCM JNL Optimized 5 Fund	53,756,635	73,996,651
JNL/MCM Dow SM Dividend Fund	144,023,194	109,079,857	JNL/MCM Nasdaq® 25 Fund	175,812,295	110,259,455
JNL/MCM Financial Sector Fund	146,462,231	119,809,083	JNL/MCM NYSE® International 25 Fund	37,239,077	36,642,186
JNL/MCM Oil & Gas Sector Fund	346,219,867	320,772,643	JNL/MCM Select Small-Cap Fund	78,787,602	102,379,396
JNL/MCM S&P® 10 Fund	148,968,682	130,277,372	JNL/MCM Technology Sector Fund	280,917,749	206,846,929
JNL/MCM S&P® 24 Fund	41,286,153	33,091,524	JNL/MCM Value Line® 30 Fund	69,728,584	110,868,675
JNL/MCM S&P® SMid 60 Fund	99,546,281	84,667,659	JNL/MCM VIP Fund	40,769,250	77,403,187
JNL/MCM Global 15 Fund	77,364,086	142,979,529

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements were available to be issued, and concluded there were no events that would require additional financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2012, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Portfolio data. Unit values for Portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Portfolio of the Separate Account.

	Curian Dynamic Risk Advantage- Aggressive Portfolio(a)	Curian Dynamic Risk Advantage- Diversified Portfolio(a)	Curian Dynamic Risk Advantage- Income Portfolio(a)	Curian Guidance- Balanced Income Portfolio(a)	Curian Guidance- Equity 100 Portfolio(b)	Curian Guidance- Fixed 100 Portfolio(b)	Curian Guidance - Institutional Alt 100 Portfolio(a)	Curian Guidance- Institutional Alt 65 Portfolio(a)	Curian Guidance- Maximize Income Portfolio(a)	Curian Guidance- Maximum Growth Portfolio(a)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.433605	$9.989160	$10.254370	$10.412286	$10.280954	$10.041477	$10.115887	$10.323314	$10.501283	$10.261285
Total Return *	-6.27%***	0.11%***	1.96%***	3.07%***	1.76%***	0.64%***	1.38%***	2.67%***	5.20%***	1.55%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance- Balanced Income Portfolio(a)	Curian Guidance - Equity 100 Portfolio(b)	Curian Guidance- Fixed 100 Portfolio(b)	Curian Guidance - Institutional Alt 100 Portfolio(a)	Curian Guidance- Institutional Alt 65 Portfolio(a)	Curian Guidance- Maximize Income Portfolio(a)	Curian Guidance - Maximum Growth Portfolio(a)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.467308	$10.025057	$10.291284	$10.449759	$10.293138	$10.049198	$10.152050	$10.360450	$10.539085	$10.300908
Total Return *	-2.40%***	2.20%***	4.56%***	5.03%***	2.62%***	0.52%***	5.94%***	7.36%***	6.22%***	6.31%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
 Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance - Balanced Income Portfolio(a)	Curian Guidance - Equity 100 Portfolio(b)	Curian Guidance - Fixed 100 Portfolio(b)	Curian Guidance - Institutional Alt 100 Portfolio(a)	Curian Guidance - Institutional Alt 65 Portfolio(a)	Curian Guidance - Maximize Income Portfolio(a)	Curian Guidance - Maximum Growth Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$19,136	$98,448	$72,577	$47,535	$3,443	$6,020	$135,531	$46,331	$24,477	$20,322
Units Outstanding (in thousands)	2,025	9,840	7,067	4,559	335	599	13,376	4,480	2,328	1,976
Investment Income Ratio *	0.00%	0.00%	2.78%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)

Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.412310	$10.372755	$10.145630	$10.224428	$10.323527	$10.413978	$10.508906	$10.560434	$10.071414	$10.595041
Total Return *	2.82%***	2.32%***	1.01%***	1.76%***	2.59%***	2.53%***	3.28%***	4.07%***	0.79%***	2.34%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.449811	$10.396103	$10.181703	$10.261265	$10.360690	$10.451438	$10.546713	$10.598506	$10.079232	$10.633015
Total Return *	2.98%***	2.47%***	0.56%***	2.33%***	5.48%***	7.21%***	7.02%***	1.54%***	3.60%***	9.59%***
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$65,697	$16,286	$19,798	$69,877	$16,474	$23,236	$21,517	$9,870	$508	$1,648
Units Outstanding (in thousands)	6,299	1,568	1,948	6,823	1,593	2,228	2,044	933	50	155
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	2.03%	2.11%	2.12%	0.00%	0.00%	3.09%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ FAMCO Flex Core Covered Call Portfolio(a)	Curian/ Franklin Templeton Frontier Markets Portfolio(b)	Curian/ Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/ Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/ The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)

Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.169345	$10.400205	$8.760391	$10.061519	$10.145496	$10.549088	$9.967386	$10.730038	$10.056710	$8.985564
Total Return *	0.51%***	4.52%***	-10.04%***	0.62%***	1.68%***	6.40%***	-0.41%***	7.21%***	-1.21%***	-10.14%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/ Franklin Templeton Frontier Markets Portfolio(b)	Curian/ Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/ Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/ The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/Van Eck International Gold Portfolio(b)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.205813	$10.412815	$8.791627	$10.073701	$10.181738	$10.587055	$10.003149	$10.765905	$10.092424	$8.996557
Total Return *	-2.44%***	2.52%***	14.55%***	-0.13%***	0.43%***	5.12%***	-0.01%***	14.37%***	-1.42%***	-12.37%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ FAMCO Flex Core Covered Call Portfolio(a)	Curian/ Franklin Templeton Frontier Markets Portfolio(b)	Curian/ Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/ Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$14,885	$497	$6,510	$3,768	$12,035	$12,982	$26,942	$3,063	$9,911	$5,078
Units Outstanding (in thousands)	1,461	48	742	374	1,184	1,229	2,699	285	984	565
Investment Income Ratio *	2.32%	0.00%	1.24%	0.00%	0.00%	2.20%	0.00%	2.66%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/ American Funds Balanced Allocation Portfolio(c)	JNL/ American Funds Blue Chip Income and Growth Portfolio(b)	JNL/ American Funds Global Bond Portfolio(b)

Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.421673	$9.482585	$9.089241	$13.901659	$14.467107	$14.406968	$14.838820	$10.232479	$10.641810	$10.600572
Total Return *	11.03%	9.18%	10.67%	7.79%	7.97%	6.93%	7.01%	4.92%***	9.67%	2.48%
Ratio of Expenses **	3.145%	3.695%	3.145%	3.06%	3.05%	3.61%	3.61%	2.71%	3.36%	3.16%

Period ended December 31, 2011

Unit Value	$7.585200	$8.685114	$8.213126	$12.897292	$13.398793	$13.472850	$13.866809	n/a	$9.703216	$10.344191
Total Return *	-8.17%***	-2.93%	-3.93%	-5.49%	-6.69%	-8.00%	-8.78%	n/a	-4.51%	0.25%***
Ratio of Expenses **	3.145%	3.695%	3.145%	3.06%	3.05%	3.61%	3.61%	n/a	3.36%	3.16%

Period ended December 31, 2010

Unit Value	$8.123943	$8.947058	$8.548681	$13.647188	$14.360051	$14.644693	$15.200878	n/a	$10.161091	$10.254727
Total Return *	9.39%	7.07%	9.78%	9.65%	9.17%***	10.51%***	11.74%	n/a	9.13%***	3.64%***
Ratio of Expenses **	3.01%	3.695%	3.145%	3.06%	3.05%	3.61%	3.61%	n/a	3.36%	2.845%

Period ended December 31, 2009

Unit Value	$7.426450	$8.356204	$7.787034	$12.446093	$12.965341	$13.272261	$13.603273	n/a	n/a	n/a
Total Return *	21.67%	14.37%	18.97%	0.62%***	0.69%***	-0.06%***	-0.93%***	n/a	n/a	n/a
Ratio of Expenses **	3.01%	3.695%	3.145%	3.06%	2.845%	3.01%	3.61%	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	$6.103657	$7.306311	$6.545258	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-0.30%***	-27.88%***	-36.78%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.01%	3.695%	3.145%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April, 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/American Funds Balanced Allocation Portfolio(c)	JNL/American Funds Blue Chip Income and Growth Portfolio(b)	JNL/American Funds Global Bond Portfolio(b)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.859384	$11.470238	$10.640048	$15.014170	$15.619143	$15.882983	$16.298169	$10.343515	$11.332119	$11.226519
Total Return *	14.01%	12.74%	13.64%	10.04%	10.22%	9.77%	9.74%	8.83%***	12.30%	4.71%
Ratio of Expenses **	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	1.10%	1.10%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$8.647683	$10.174362	$9.362785	$13.644637	$14.171169	$14.469467	$14.851990	n/a	$10.090978	$10.721765
Total Return *	-3.62%	0.22%	-1.36%	-4.59%***	-8.52%***	-9.64%***	-6.46%	n/a	-6.39%***	3.28%
Ratio of Expenses **	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$8.972673	$10.152509	$9.491603	$14.119848	$14.854626	$15.297268	$15.878350	n/a	$10.314502	$10.380934
Total Return *	12.17%	10.55%	12.72%	11.82%	13.11%	13.65%	14.59%	n/a	10.72%***	0.95%***
Ratio of Expenses **	0.50%	0.50%	0.50%	1.10%	1.10%	1.10%	1.10%	n/a	1.10%	1.00%

Period ended December 31, 2009

Unit Value	$7.998913	$9.183868	$8.420262	$12.627216	$13.133099	$13.460423	$13.857205	n/a	n/a	n/a
Total Return *	34.29%***	22.52%***	29.75%***	1.87%***	32.53%***	18.12%***	22.71%***	n/a	n/a	n/a
Ratio of Expenses **	0.50%	0.50%	0.50%	1.10%	1.10%	1.10%	1.10%	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	$6.336449	$7.679321	$6.805842	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-34.40%***	-27.44%	-35.51%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.10%	1.15%	1.15%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April, 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/ American Funds Balanced Allocation Portfolio(c)	JNL/ American Funds Blue Chip Income and Growth Portfolio(b)	JNL/ American Funds Global Bond Portfolio(b)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$299,069	$710,906	$766,027	$1,348,029	$1,954,019	$2,705,104	$868,140	$142,838	$658,754	$445,074
Units Outstanding (in thousands)	32,169	65,742	76,258	91,277	127,331	173,523	54,075	13,849	58,871	40,202
Investment Income Ratio *	1.28%	1.64%	1.48%	1.63%	1.78%	1.88%	2.38%	0.00%	1.02%	2.05%

Period ended December 31, 2011

Net Assets (in thousands)	$168,700	$427,042	$473,993	$871,892	$1,349,313	$1,759,138	$942,913	n/a	$379,981	$322,987
Units Outstanding (in thousands)	20,490	44,150	53,139	64,683	96,468	123,288	64,231	n/a	37,953	30,387
Investment Income Ratio *	1.09%	1.34%	1.12%	1.00%	0.88%	0.86%	0.73%	n/a	0.67%	1.01%

Period ended December 31, 2010

Net Assets (in thousands)	$128,516	$322,588	$350,989	$591,940	$866,696	$1,045,302	$686,359	n/a	$139,612	$99,514
Units Outstanding (in thousands)	14,919	33,094	38,463	42,185	58,741	68,822	43,558	n/a	13,568	9,619
Investment Income Ratio *	1.41%	1.11%	1.20%	0.70%	0.76%	0.77%	0.67%	n/a	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$74,918	$158,926	$194,086	$194,779	$303,777	$351,060	$225,707	n/a	n/a	n/a
Units Outstanding (in thousands)	9,671	17,855	23,763	15,469	23,203	26,163	16,344	n/a	n/a	n/a
Investment Income Ratio *	3.46%	2.80%	3.23%	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	$25,007	$55,788	$71,319	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	3,996	7,341	10,574	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.75%	1.30%	1.40%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April, 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth Allocation Portfolio(e)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)	JNL/AQR Managed Futures Strategy Portfolio(c)	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(b)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.762384	$10.242546	$10.973233	$9.973414	$10.504839	$9.824353	$8.944331	$10.067701	$11.899161	$9.058602
Total Return *	14.34%	0.92%***	13.28%	13.52%	13.72%	4.11%***	-2.88%	5.69%	1.43%***	8.75%
Ratio of Expenses **	3.06%	2.845%	3.16%	3.36%	3.16%	1.25%	3.695%	3.61%	3.095%	3.86%

Period ended December 31, 2011

Unit Value	$8.538274	n/a	$9.687223	$8.785597	$9.237794	n/a	$9.209368	$9.525680	$10.347709	$8.329723
Total Return *	-21.85%	n/a	-5.34%	-17.20%	-16.96%	n/a	-10.72%	-7.22%	3.30%***	-8.35%
Ratio of Expenses **	3.06%	n/a	3.16%	3.36%	3.16%	n/a	3.695%	3.61%	2.395%	3.86%

Period ended December 31, 2010

Unit Value	$10.926025	n/a	$10.233282	$10.610960	$11.124419	n/a	$10.315078	$10.267439	n/a	$9.088924
Total Return *	15.68%***	n/a	7.04%***	7.01%***	2.97%***	n/a	13.18%	2.04%***	n/a	4.89%
Ratio of Expenses **	3.06%	n/a	3.16%	3.36%	3.16%	n/a	3.695%	3.61%	n/a	3.86%

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$9.113705	n/a	n/a	$8.665546
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	44.49%	n/a	n/a	17.84%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	3.695%	n/a	n/a	3.86%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$6.307417	n/a	n/a	$7.353527
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-52.24%***	n/a	n/a	-31.00%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	3.695%	n/a	n/a	3.86%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth Allocation Portfolio(e)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)	JNL/AQR Managed Futures Strategy Portfolio(c)	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(b)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.312913	$10.363348	$11.669432	$10.620354	$11.126783	$9.876725	$10.595790	$10.704258	$12.184270	$13.014978
Total Return *	16.72%	1.97%***	2.11%***	16.24%	16.21%	5.06%***	14.31%***	5.99%***	7.91%***	11.91%
Ratio of Expenses **	1.00%	1.10%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$8.835361	n/a	$10.041099	$9.136696	$9.575052	n/a	$10.524754	$9.833592	$9.044877	$11.629393
Total Return *	-22.38%***	n/a	-3.27%	-19.39%***	-17.68%***	n/a	-8.29%	-4.85%***	-9.72%***	-5.70%
Ratio of Expenses **	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%	1.15%	1.00%

Period ended December 31, 2010

Unit Value	$11.068974	n/a	$10.380945	$10.771157	$11.277446	n/a	$11.475773	$10.324763	n/a	$12.332504
Total Return *	20.23%***	n/a	5.26%***	16.37%***	25.58%***	n/a	16.27%	2.89%***	n/a	7.93%
Ratio of Expenses **	1.10%	n/a	1.00%	1.10%	1.10%	n/a	1.00	1.10%	n/a	1.00%

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$9.869603	n/a	n/a	$11.426506
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	48.44%	n/a	n/a	21.26%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	1.00%	n/a	n/a	1.00%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$6.648895	n/a	n/a	$9.423048
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-51.71%	n/a	n/a	-29.00%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	1.00%	n/a	n/a	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth Allocation Portfolio(e)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)	JNL/AQR Managed Futures Strategy Portfolio(c)	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(b)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$192,196	$100,620	$815,499	$340,653	$443,043	$20,520	$891,760	$1,525,570	$100,565	$394,421
Units Outstanding (in thousands)	18,876	9,734	71,037	32,462	40,340	2,083	87,617	144,546	8,305	32,328
Investment Income Ratio *	0.73%	0.00%	0.85%	1.20%	1.08%	0.00%	0.00%	0.00%	0.07%	2.04%

Period ended December 31, 2011

Net Assets (in thousands)	$121,399	n/a	$430,286	$200,814	$261,975	n/a	$797,267	$494,125	$981	$351,568
Units Outstanding (in thousands)	13,853	n/a	43,195	22,150	27,587	n/a	77,839	50,563	95	32,124
Investment Income Ratio *	0.37%	n/a	0.53%	0.72%	0.60%	n/a	0.58%	0.67%	0.00%	1.08%

Period ended December 31, 2010

Net Assets (in thousands)	$74,487	n/a	$164,649	$97,917	$128,284	n/a	$685,623	$172,036	n/a	$339,313
Units Outstanding (in thousands)	6,748	n/a	15,914	9,113	11,407	n/a	61,152	16,678	n/a	29,149
Investment Income Ratio *	0.00%	n/a	0.00%	0.00%	0.00%	n/a	0.36%	0.00%	n/a	1.11%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$499,893	n/a	n/a	$265,058
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	51,594	n/a	n/a	24,522
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.06%	n/a	n/a	2.63%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$175,643	n/a	n/a	$173,339
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	26,783	n/a	n/a	19,423
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.06%	n/a	n/a	1.15%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$18.602188	$13.332700	$20.232227	$7.963310	$6.681762	$8.538913	$7.738394	$11.484302	$10.665178	$7.591647
Total Return *	12.58%	9.89%	9.46%	18.19%	19.09%	11.83%	17.72%	8.62%***	8.27%	22.74%
Ratio of Expenses **	3.86%	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	3.06%	3.56%	3.61%

Period ended December 31, 2011

Unit Value	$16.523644	$12.133220	$18.484335	$6.737610	$5.610913	$7.635375	$6.573777	$10.047064	$9.850961	$6.185254
Total Return *	-8.11%	-4.15%	-6.05%	-23.98%	-30.44%	-4.85%	-9.40%	-0.11%***	-1.04%	-17.41%
Ratio of Expenses **	3.86%	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	2.60%	3.56%	3.61%

Period ended December 31, 2010

Unit Value	$17.982846	$12.658211	$19.673973	$8.863133	$8.066327	$8.024647	$7.256056	n/a	$9.954979	$7.488896
Total Return *	7.54%	8.12%	30.45%	15.17%	12.78%	6.47%	3.27%	n/a	8.63%	16.27%
Ratio of Expenses **	3.86%	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	n/a	3.56%	3.61%

Period ended December 31, 2009

Unit Value	$16.721749	$11.707821	$15.081920	$7.695688	$7.152263	$7.536660	$7.026219	n/a	$9.164130	$6.440753
Total Return *	33.00%	29.36%	30.29%	5.39%***	8.83%***	25.52%	26.20%	n/a	28.27%	47.18%
Ratio of Expenses **	3.86%	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	n/a	3.56%	3.61%

Period ended December 31, 2008

Unit Value	$12.573178	$9.050892	$11.575782	$4.725637	$4.086552	$6.004356	$5.567683	n/a	$7.144350	$4.376090
Total Return *	-44.66%	-41.07%	-40.65%	-49.80%***	-50.99%***	-34.77%***	-42.73%	n/a	-32.19%	-49.35%***
Ratio of Expenses **	3.86%	3.40%	3.91%	3.21%	3.21%	3.61%	3.61%	n/a	3.56%	3.61%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/ DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/ Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$30.805189	$19.713784	$32.510616	$9.161710	$7.687385	$9.975693	$8.986353	$11.754500	$12.650659	$8.733615
Total Return *	15.85%	12.56%	12.70%	1.96%***	2.48%***	14.80%	20.72%	13.28%***	11.08%	26.34%***
Ratio of Expenses **	1.00%	1.00%	1.00%	0.85%	0.85%	1.00%	1.10%	0.85%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	$26.589486	$17.513600	$28.847748	$7.494181	$6.241003	$8.689677	$7.444175	$10.054309	$11.388721	$6.851335
Total Return *	4.60%***	-1.83%	-3.28%	-21.98%	-28.61%	-2.34%	-7.11%	0.75%***	1.51%	-15.31%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.15%	1.00%	1.10%

Period ended December 31, 2010

Unit Value	$27.688199	$17.839236	$29.826055	$9.605093	$8.741630	$8.897977	$8.013670	n/a	$11.218832	$8.090292
Total Return *	10.55%	10.74%	34.30%	18.22%	15.76%	9.29%	5.90%	n/a	11.45%	19.23%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2009

Unit Value	$25.045545	$16.108550	$22.208611	$8.125063	$7.551324	$8.141578	$7.567485	n/a	$10.066533	$6.785510
Total Return *	36.72%	32.50%	34.14%	34.34%***	0.87%***	28.84%	29.40%	n/a	31.60%	50.92%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2008

Unit Value	$18.319213	$12.157618	$16.556491	$4.833989	$4.180148	$6.319163	$5.847939	n/a	$7.649488	$4.496055
Total Return *	-43.11%	-39.64%	-38.90%	-47.99%***	-49.76%***	-36.77%	-41.27%	n/a	-30.44%	-25.74%***
Ratio of Expenses **	1.10%	1.00%	1.00%	1.10%	1.10%	1.00%	1.10%	n/a	1.00%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle Small Cap Equity Portfolio	JNL/ Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$329,409	$181,723	$712,883	$140,464	$347,087	$1,153,798	$230,044	$297,966	$1,127,679	$241,752
Units Outstanding (in thousands)	12,054	9,997	23,891	15,874	46,690	119,513	26,253	25,535	92,341	28,647
Investment Income Ratio *	1.22%	0.93%	0.00%	0.64%	0.75%	2.20%	1.65%	0.34%	4.85%	1.60%

Period ended December 31, 2011

Net Assets (in thousands)	$286,172	$136,793	$624,638	$100,655	$272,734	$1,002,736	$150,197	$3,209	$830,111	$159,531
Units Outstanding (in thousands)	12,111	8,442	23,617	13,732	44,632	118,697	20,586	319	75,202	23,703
Investment Income Ratio *	0.94%	0.56%	0.00%	0.41%	0.34%	1.46%	0.95%	0.00%	4.30%	1.52%

Period ended December 31, 2010

Net Assets (in thousands)	$289,989	$109,852	$414,824	$141,098	$362,908	$980,170	$120,991	n/a	$647,703	$147,477
Units Outstanding (in thousands)	11,595	6,677	15,142	14,944	42,196	112,773	15,358	n/a	59,311	18,484
Investment Income Ratio *	0.73%	0.29%	0.20%	0.13%	0.00%	2.99%	1.46%	n/a	4.19%	1.30%

Period ended December 31, 2009

Net Assets (in thousands)	$239,991	$76,609	$179,792	$96,476	$216,740	$795,638	$82,733	n/a	$406,535	$92,048
Units Outstanding (in thousands)	10,688	5,158	8,801	12,009	29,002	99,557	11,092	n/a	41,299	13,701
Investment Income Ratio *	1.91%	1.42%	0.00%	0.01%	0.00%	0.07%	2.38%	n/a	7.51%	2.32%

Period ended December 31, 2008

Net Assets (in thousands)	$120,056	$37,396	$107,791	$3,934	$24,871	$552,970	$34,780	n/a	$214,040	$15,040
Units Outstanding (in thousands)	7,531	3,315	7,090	819	5,964	88,674	6,013	n/a	28,474	3,365
Investment Income Ratio *	0.00%	2.61%	0.00%	1.34%	0.00%	1.40%	0.02%	n/a	0.09%	0.25%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Franklin Templeton Mutual Shares Portfolio	JNL/ Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/ Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/ Goldman Sachs U.S. Equity Flex Portfolio	JNL/ Invesco Global Real Estate Portfolio	JNL/ Invesco International Growth Portfolio	JNL/ Invesco Large Cap Growth Portfolio	JNL/ Invesco Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.229251	$11.707585	$16.403977	$13.564714	$11.678392	$8.173614	$12.251585	$11.293065	$9.831170	$13.862312
Total Return *	10.14%	13.10%	3.62%	15.78%	13.48%	15.98%	23.63%	11.31%	8.34%	13.61%
Ratio of Expenses **	3.145%	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

Period ended December 31, 2011

Unit Value	$7.471934	$10.351574	$15.830973	$11.716134	$10.291465	$7.047439	$9.910099	$10.145789	$9.074299	$12.202050
Total Return *	-3.73%	-6.45%	2.19%	-8.04%	-10.11%	-13.32%	-9.67%	-10.45%	-10.11%	-4.75%
Ratio of Expenses **	3.145%	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

Period ended December 31, 2010

Unit Value	$7.761267	$11.065011	$15.491362	$12.740806	$11.449489	$8.130127	$10.970794	$11.329284	$10.094858	$12.811152
Total Return *	8.00%	21.97%	3.50%	11.95%	19.63%	5.42%	12.88%	8.00%	13.09%	21.86%
Ratio of Expenses **	3.145%	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

Period ended December 31, 2009

Unit Value	$7.186112	$9.071610	$14.967299	$11.380544	$9.571077	$7.712029	$9.719054	$10.490005	$8.926762	$10.513159
Total Return *	22.82%	28.47%	9.78%	-2.17%***	27.56%	21.10%	27.71%	31.73%	19.72%	30.15%
Ratio of Expenses **	3.145%	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

Period ended December 31, 2008

Unit Value	$5.851107	$7.061138	$13.633944	$9.615461	$7.502931	$6.368322	$7.610482	$7.963090	$7.456591	$8.077700
Total Return *	-39.82%	-35.69%	-8.81%	5.28%***	-38.54%	-34.86%***	-38.05%	-43.20%	-39.96%	-41.81%
Ratio of Expenses **	3.145%	3.91%	3.91%	2.845%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Franklin Templeton Mutual Shares Portfolio	JNL/ Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/ Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/ Goldman Sachs U.S. Equity Flex Portfolio	JNL/ Invesco Global Real Estate Portfolio	JNL/ Invesco International Growth Portfolio	JNL/ Invesco Large Cap Growth Portfolio	JNL/ Invesco Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.350544	$14.802516	$27.408901	$15.246667	$14.597526	$9.240592	$15.254441	$19.374720	$13.368320	$18.660443
Total Return *	12.53%	16.84%***	6.69%	13.70%***	16.84%	18.40%	10.94%***	15.08%***	11.37%	11.09%***
Ratio of Expenses **	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	$8.309360	$12.566719	$25.690746	$12.747546	$12.493934	$7.804539	$11.871410	$16.465808	$12.003511	$15.751828
Total Return *	-1.65%***	-3.69%	5.20%	-5.62%	-7.47%	-11.52%	-7.19%	-7.81%	-7.61%	-2.34%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$8.415078	$13.048587	$24.420522	$13.506371	$13.502182	$8.820425	$12.791583	$17.860560	$12.992248	$16.129274
Total Return *	10.24%	25.58%	6.56%	14.91%	23.16%	7.62%	15.98%	11.19%	16.24%	24.96%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$7.633746	$10.390995	$22.917617	$11.753563	$10.963264	$8.196234	$11.029111	$16.063122	$11.177218	$12.907977
Total Return *	25.35%	32.27%	13.02%	6.16%***	31.33%	23.62%	31.21%	35.63%	23.05%	33.46%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$6.089773	$7.855974	$20.277549	$9.655005	$8.347706	$6.630091	$8.405404	$11.843487	$9.083134	$9.671897
Total Return *	-5.75%***	-33.79%	-6.12%	-3.14%***	-36.73%	-2.64%***	-36.34%	-41.52%	-38.28%	-40.33%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$391,902	$326,695	$732,593	$317,364	$370,054	$122,758	$722,381	$368,673	$328,821	$220,180
Units Outstanding (in thousands)	43,187	23,244	29,456	21,400	26,395	13,715	49,885	21,339	26,085	12,723
Investment Income Ratio *	1.54%	0.25%	2.43%	0.00%	1.12%	0.39%	0.78%	1.76%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$310,557	$261,576	$576,804	$325,784	$282,268	$92,895	$408,952	$283,951	$301,831	$167,008
Units Outstanding (in thousands)	38,323	21,600	24,660	26,008	23,437	12,224	35,711	18,827	26,626	11,220
Investment Income Ratio *	2.60%	0.28%	2.12%	4.64%	0.63%	0.12%	2.76%	0.70%	0.16%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$242,092	$235,996	$471,544	$363,805	$235,722	$109,598	$355,581	$273,458	$266,462	$139,754
Units Outstanding (in thousands)	29,259	18,698	21,206	27,289	18,038	12,702	28,708	16,716	21,671	9,144
Investment Income Ratio *	0.02%	0.48%	2.52%	1.30%	0.60%	0.66%	4.61%	0.82%	0.28%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$146,000	$126,299	$365,183	$126,741	$130,124	$86,765	$214,583	$186,951	$218,614	$86,035
Units Outstanding (in thousands)	19,405	12,508	17,500	10,866	12,215	10,774	20,033	12,731	20,598	7,002
Investment Income Ratio *	4.87%	0.95%	4.93%	0.19%	1.26%	0.93%	2.64%	2.29%	0.31%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$60,998	$57,615	$276,385	$8,743	$64,799	$40,233	$112,539	$108,750	$127,035	$37,620
Units Outstanding (in thousands)	10,133	7,519	14,923	906	7,952	6,154	13,737	10,061	14,671	4,076
Investment Income Ratio *	0.00%	1.19%	3.40%	0.00%	1.02%	0.00%	2.18%	0.42%	0.14%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.023491	$8.963371	$17.824941	$13.968818	$11.969985	$14.195139	$12.463550	$11.578144	$8.714196	$12.482322
Total Return *	13.09%	12.65%	12.11%	-0.18%	17.86%	3.83%	4.13%	11.29%	12.36%	13.07%
Ratio of Expenses **	3.61%	3.91%	3.61%	3.75%	3.61%	3.695%	3.545%	3.06%	3.145%	4.00%

Period ended December 31, 2011

Unit Value	$9.747802	$7.956627	$15.899613	$13.994311	$10.156056	$13.672144	$11.969358	$10.403556	$7.755443	$11.039085
Total Return *	-10.77%	-16.20%	-9.22%	5.80%	-20.66%	-9.08%	-14.95%	-14.33%	-5.11%	4.62%
Ratio of Expenses **	3.61%	3.91%	3.61%	3.75%	3.61%	3.695%	3.545%	3.06%	3.145%	4.00%

Period ended December 31, 2010

Unit Value	$10.923852	$9.494509	$17.514872	$13.226942	$12.800285	$15.037352	$14.073788	$12.143560	$8.173251	$10.552032
Total Return *	1.72%***	3.46%	21.14%	3.39%	17.59%	18.61%	18.80%	9.96%***	12.83%	18.03%
Ratio of Expenses **	3.61%	3.91%	3.61%	3.75%	3.61%	3.695%	3.545%	3.06%	3.145%	4.00%

Period ended December 31, 2009

Unit Value	$10.330943	$9.177295	$14.458073	$12.792920	$10.885966	$12.678476	$11.846888	$11.081543	$7.244035	$8.939833
Total Return *	0.07%***	25.18%	37.89%	-0.12%	65.65%	34.59%	0.00%***	9.79%***	20.73%	46.95%
Ratio of Expenses **	2.96%	3.91%	3.61%	3.75%	3.61%	3.695%	3.545%	2.895%	3.145%	4.00%

Period ended December 31, 2008

Unit Value	n/a	$7.331489	$10.484843	$12.808585	$6.571545	$9.420260	$8.374701	$8.306746	$6.000234	$6.083724
Total Return *	n/a	-46.62%	-46.41%	2.61%	-51.82%	-41.18%	12.01%***	6.85%***	-38.22%	-37.77%
Ratio of Expenses **	n/a	3.91%	3.61%	3.75%	3.61%	3.695%	2.295%	2.56%	3.145%	4.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$12.060489	$13.804428	$29.002075	$22.689155	$14.388358	$21.174982	$13.882337	$12.634031	$9.785758	$18.710849
Total Return *	11.75%***	15.99%	9.41%***	2.61%	18.02%***	6.67%	6.82%	13.61%	14.69%	16.53%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2011

Unit Value	$10.338760	$11.901546	$24.544669	$22.112284	$11.774602	$19.851042	$12.995956	$11.120220	$8.532328	$16.057054
Total Return *	-8.41%	-13.73%	-6.83%	8.74%	-18.57%	-6.60%	-12.77%	-12.55%	-3.16%	7.79%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2010

Unit Value	$11.288377	$13.795686	$26.343380	$20.334353	$14.458958	$21.254205	$14.897910	$12.715963	$8.810460	$14.896187
Total Return *	8.72%	6.51%	24.35%	6.28%	20.70%	21.85%	21.86%	12.09%	15.16%	21.63%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2009

Unit Value	$10.383224	$12.952293	$21.185481	$19.133594	$11.979738	$17.443577	$12.225430	$11.344119	$7.650716	$12.247240
Total Return *	-0.96%***	28.87%	41.54%	2.66%	70.03%	38.26%	45.54%	36.06%	23.22%	51.42%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2008

Unit Value	n/a	$10.050436	$14.968151	$18.637360	$7.045604	$12.616145	$8.400224	$8.337377	$6.208784	$8.088140
Total Return *	n/a	-45.05%	-45.00%	5.47%	-50.55%	-39.57%	-5.59%***	-4.47%***	-35.78%***	-35.87%
Ratio of Expenses **	n/a	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/ JPMorgan MidCap Growth Portfolio	JNL/ JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$1,950,723	$312,525	$277,546	$825,483	$714,704	$202,356	$65,953	$38,757	$278,794	$601,581
Units Outstanding (in thousands)	165,395	24,334	11,186	40,223	51,917	10,391	4,867	3,136	29,123	34,602
Investment Income Ratio *	0.11%	4.69%	0.00%	2.32%	1.92%	0.26%	1.11%	1.10%	2.39%	2.21%

Period ended December 31, 2011

Net Assets (in thousands)	$1,322,819	$263,258	$199,952	$715,934	$738,739	$206,248	$54,019	$28,847	$244,930	$501,984
Units Outstanding (in thousands)	129,612	23,696	9,357	35,866	64,678	11,308	4,233	2,639	29,259	33,587
Investment Income Ratio *	0.15%	2.74%	0.00%	2.84%	1.00%	0.67%	0.20%	0.74%	1.49%	2.59%

Period ended December 31, 2010

Net Assets (in thousands)	$843,628	$302,225	$171,540	$491,104	$973,071	$196,396	$42,221	$22,109	$228,626	$487,532
Units Outstanding (in thousands)	75,384	23,388	7,588	26,522	69,140	10,055	2,870	1,761	26,356	35,167
Investment Income Ratio *	0.01%	2.81%	0.00%	2.71%	0.59%	0.52%	0.79%	0.50%	2.09%	2.46%

Period ended December 31, 2009

Net Assets (in thousands)	$157,832	$270,170	$115,417	$389,728	$531,698	$150,303	$23,031	$11,179	$172,516	$383,253
Units Outstanding (in thousands)	15,362	22,142	6,505	22,457	45,414	9,389	1,899	993	22,814	33,485
Investment Income Ratio *	0.00%	4.71%	0.00%	2.38%	2.38%	0.83%	0.74%	1.33%	4.71%	4.57%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$187,536	$64,780	$448,360	$148,734	$110,321	$552	$366	$88,276	$326,726
Units Outstanding (in thousands)	n/a	19,656	5,353	26,520	21,505	9,536	66	44	14,348	42,986
Investment Income Ratio *	n/a	1.94%	0.00%	2.87%	0.66%	1.22%	0.00%	0.17%	1.18%	3.13%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/ MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(c)	JNL/MCM Emerging Markets Index Portfolio(b)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.925875	$4.634014	$10.908085	$7.659550	$6.753516	$10.050283	$10.197331	$10.990367	$6.125976	$11.133770
Total Return *	-0.37%	15.94%	19.08%	6.89%	7.52%	-1.04%***	4.72%***	5.37%	21.64%	18.08%
Ratio of Expenses **	3.91%	3.71%	3.61%	4.00%	3.61%	2.495%	3.41%	3.05%	3.61%	4.00%

Period ended December 31, 2011

Unit Value	$10.966479	$3.996745	$9.160024	$7.166008	$6.280886	n/a	$8.995976	$10.430452	$5.036198	$9.429313
Total Return *	3.05%	-6.70%	2.77%	13.37%	2.03%	n/a	-1.25%***	-10.13%	-15.97%	-11.85%
Ratio of Expenses **	3.91%	3.71%	3.61%	4.00%	3.61%	n/a	2.76%	3.05%	3.61%	4.00%

Period ended December 31, 2010

Unit Value	$10.641541	$4.283972	$8.913488	$6.321014	$6.155755	n/a	n/a	$11.605989	$5.993357	$10.697139
Total Return *	1.81%	18.07%	23.58%***	19.77%	8.07%	n/a	n/a	-3.53%***	9.46%	10.19%
Ratio of Expenses **	3.91%	3.71%	3.61%	4.00%	3.61%	n/a	n/a	3.05%	3.61%	4.00%

Period ended December 31, 2009

Unit Value	$10.452001	$3.628383	$7.568376	$5.277655	$5.695866	n/a	n/a	$11.735781	$5.475175	$9.707498
Total Return *	1.69%	21.02%	28.48%	11.33%	15.99%	n/a	n/a	6.88%***	14.41%	25.92%
Ratio of Expenses **	3.91%	3.71%	3.56%	4.00%	3.61%	n/a	n/a	2.91%	3.61%	4.00%

Period ended December 31, 2008

Unit Value	$10.278779	$2.998232	$5.890476	$4.740586	$4.910643	n/a	n/a	$8.579682	$4.785452	$7.709450
Total Return *	-0.28%	-41.84%	-33.70%	-48.14%	-42.83%***	n/a	n/a	-9.36%***	-52.39%	-50.53%
Ratio of Expenses **	3.91%	3.71%	3.56%	4.00%	3.61%	n/a	n/a	2.295%	3.61%	4.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(c)	JNL/MCM Emerging Markets Index Portfolio(b)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$15.281543	$6.681961	$15.836182	$11.481733	$8.098080	$10.145041	$10.531939	$11.986924	$8.714376	$16.689518
Total Return *	-0.46%***	19.14%	1.63%***	10.15%	10.38%	0.80%***	7.18%***	0.27%***	24.86%	21.68%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$14.655253	$5.608553	$12.695583	$10.423578	$7.336783	n/a	$10.354126	$11.108943	$6.979045	$13.715652
Total Return *	6.09%	-4.15%	5.48%	16.81%	4.72%	n/a	16.86%***	-8.37%	-13.75%	-9.17%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.15%	1.10%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$13.814234	$5.851318	$12.036436	$8.923432	$7.005860	n/a	n/a	$12.123107	$8.092060	$15.101143
Total Return *	4.82%	21.31%	21.54%	23.42%	10.93%	n/a	n/a	1.02%	12.36%	13.55%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.10%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$13.179022	$4.823358	$9.903635	$7.230299	$6.315424	n/a	n/a	$12.001143	$7.202118	$13.299024
Total Return *	4.70%	24.34%	31.82%	14.72%	19.06%	n/a	n/a	7.56%***	17.44%	29.75%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.10%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$12.587951	$3.879092	$7.513185	$6.302564	$5.304558	n/a	n/a	$8.602749	$6.132779	$10.249580
Total Return *	2.66%	-40.24%	-31.98%	-46.57%	-49.87%	n/a	n/a	-7.01%***	-51.14%	-49.03%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.15%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(c)	JNL/MCM Emerging Markets Index Portfolio(b)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$594,553	$92,760	$215,723	$462,836	$357,333	$6,762	$208,650	$28,206	$216,488	$419,858
Units Outstanding (in thousands)	42,018	15,049	15,046	43,454	45,879	669	19,953	2,405	26,845	27,156
Investment Income Ratio *	2.11%	2.54%	0.49%	0.00%	3.01%	0.00%	0.06%	3.88%	1.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$597,160	$53,185	$107,189	$491,868	$296,678	n/a	$3,375	$19,793	$151,291	$400,433
Units Outstanding (in thousands)	43,197	10,225	9,082	50,814	41,857	n/a	374	1,806	23,421	31,453
Investment Income Ratio *	2.94%	2.69%	0.56%	0.00%	3.10%	n/a	0.00%	1.93%	0.79%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$533,405	$59,388	$74,764	$376,875	$253,764	n/a	n/a	$16,887	$172,834	$522,951
Units Outstanding (in thousands)	40,776	10,912	6,641	45,320	37,321	n/a	n/a	1,406	22,949	37,238
Investment Income Ratio *	2.62%	2.66%	0.53%	0.00%	2.92%	n/a	n/a	0.07%	1.25%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$466,312	$39,177	$33,163	$338,274	$231,277	n/a	n/a	$12,296	$139,933	$571,293
Units Outstanding (in thousands)	37,262	8,725	3,576	50,000	37,582	n/a	n/a	1,030	20,881	45,965
Investment Income Ratio *	3.09%	4.96%	0.68%	0.00%	7.43%	n/a	n/a	5.88%	1.78%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$314,498	$27,618	$22,306	$335,675	$187,965	n/a	n/a	$393	$72,120	$523,597
Units Outstanding (in thousands)	26,242	7,623	3,172	56,632	36,151	n/a	n/a	46	12,618	54,392
Investment Income Ratio *	4.39%	4.39%	0.34%	0.00%	0.45%	n/a	n/a	0.76%	1.76%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.635187	$11.182591	$9.239827	$11.856901	$10.396853	$8.366950	$11.180078	$6.088157	$23.788550	$12.992143
Total Return *	-4.65%	14.34%	9.90%	13.50%	13.75%	10.15%	15.40%	7.72%	0.34%	8.64%
Ratio of Expenses **	2.845%	3.61%	3.61%	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%

Period ended December 31, 2011

Unit Value	$10.104784	$9.780146	$8.407176	$10.446888	$9.140074	$7.595955	$9.687756	$5.651868	$23.708642	$11.959022
Total Return *	0.00%	6.96%	-5.55%	-15.61%	-5.61%	-13.10%	-1.62%	-26.55%	-0.68%	-4.82%
Ratio of Expenses **	2.845%	3.61%	3.61%	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%

Period ended December 31, 2010

Unit Value	$10.104302	$9.143940	$8.900767	$12.378630	$9.683474	$8.741516	$9.847499	$7.694809	$23.870558	$12.565053
Total Return *	2.13%***	0.19%***	11.68%	2.73%	12.86%	9.55%	13.04%	-1.36%	14.54%	9.49%
Ratio of Expenses **	2.845%	3.61%	3.61%	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%

Period ended December 31, 2009

Unit Value	$9.811293	$9.126428	$7.970029	$12.049528	$8.580057	$7.979799	$8.711518	$7.801081	$20.840162	$11.475909
Total Return *	-2.51%***	16.12%	2.11%***	24.34%	19.63%	32.73%	29.35%	0.08%***	15.48%	16.00%***
Ratio of Expenses **	2.71%	3.56%	3.61%	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%

Period ended December 31, 2008

Unit Value	n/a	$7.859728	$6.641190	$9.690621	$7.171980	$6.012211	$6.734775	$5.970626	$18.046281	$9.546820
Total Return *	n/a	-25.89%	-29.78%***	-45.10%	-44.62%	-48.04%	-43.59%	-47.72%	-40.25%	12.07%***
Ratio of Expenses **	n/a	3.56%	3.26%	3.895%	3.695%	3.695%	3.61%	3.36%	3.91%	2.36%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.282233	$16.234801	$10.654331	$16.284647	$12.982674	$10.014324	$14.035644	$7.060098	$35.958048	$14.176805
Total Return *	-0.24%***	-3.43%***	12.71%	16.84%	16.87%	13.17%	-1.15%***	10.58%	-2.23%***	10.91%
Ratio of Expenses **	0.85%	0.85%	1.10%	1.00%	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$10.510301	$13.555164	$9.453252	$13.937538	$11.108993	$8.849116	$11.702614	$6.384835	$34.109903	$12.782667
Total Return *	1.76%	9.78%	-3.15%	-13.13%	-3.04%	-10.74%	0.97%	-24.61%	2.25%	-2.85%
Ratio of Expenses **	1.10%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$10.328476	$12.347713	$9.760839	$16.044721	$11.457330	$9.913614	$11.590048	$8.469371	$33.360487	$13.157268
Total Return *	4.84%	2.84%	14.52%	5.75%	15.94%	12.54%	16.03%	1.25%	17.92%	11.77%
Ratio of Expenses **	1.10%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$9.852047	$12.006527	$8.523506	$15.172458	$9.881825	$8.809122	$9.988556	$8.365151	$28.289917	$11.771783
Total Return *	-2.14%***	19.77%	23.79%	27.99%	22.90%	36.35%	32.77%	34.69%	18.89%	29.12%***
Ratio of Expenses **	1.10%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	n/a	$10.024957	$6.885272	$11.853967	$8.040449	$6.460537	$7.523099	$6.210757	$23.795171	$9.573796
Total Return *	n/a	-23.97%	-28.18%***	-43.49%	-43.11%	-46.62%	-26.43%***	-40.36%***	-38.48%	0.87%***
Ratio of Expenses **	n/a	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.15%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$46,259	$405,054	$492,250	$519,993	$2,718,584	$340,858	$239,760	$71,565	$841,333	$53,928
Units Outstanding (in thousands)	4,587	27,468	47,205	33,781	219,540	35,365	18,134	10,481	25,822	3,884
Investment Income Ratio *	0.00%	0.90%	1.58%	2.80%	2.90%	2.84%	0.25%	3.90%	1.10%	1.89%

Period ended December 31, 2011

Net Assets (in thousands)	$50,622	$252,885	$380,323	$407,505	$2,666,784	$325,680	$147,276	$66,407	$796,202	$41,344
Units Outstanding (in thousands)	4,865	20,056	40,956	30,833	250,692	38,068	13,156	10,686	25,205	3,288
Investment Income Ratio *	0.78%	0.93%	1.04%	2.60%	3.14%	1.82%	0.58%	1.97%	0.76%	1.51%

Period ended December 31, 2010

Net Assets (in thousands)	$38,606	$159,186	$302,372	$473,953	$3,150,482	$408,700	$113,840	$95,366	$593,299	$35,549
Units Outstanding (in thousands)	3,759	13,810	31,427	31,092	285,784	42,419	10,220	11,519	19,159	2,735
Investment Income Ratio *	0.00%	1.06%	1.14%	1.94%	2.09%	2.00%	0.21%	2.20%	1.08%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$6,516	$151,086	$181,699	$448,711	$3,112,603	$394,466	$84,029	$79,880	$434,345	$15,722
Units Outstanding (in thousands)	662	13,468	21,566	31,012	325,622	45,827	8,721	9,719	16,524	1,345
Investment Income Ratio *	0.00%	1.37%	1.43%	2.71%	3.69%	2.75%	0.00%	4.80%	0.98%	2.92%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$118,315	$56,123	$296,336	$2,750,040	$288,762	$52,148	$50,700	$303,559	$489
Units Outstanding (in thousands)	n/a	12,595	8,223	26,077	351,715	45,495	7,151	8,265	13,755	51
Investment Income Ratio *	n/a	0.82%	1.35%	2.07%	2.19%	0.01%	0.02%	0.01%	0.56%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$6.452944	$9.719095	$14.362100	$9.479910	$10.408048	$10.570237	$12.475036	$5.553673	$8.584787	$10.029364
Total Return *	14.97%	7.94%	12.75%	10.95%	9.80%	11.35%	11.45%	7.17%	5.19%	8.26%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%	3.895%	3.71%	3.695%	3.51%

Period ended December 31, 2011

Unit Value	$5.612705	$9.004054	$12.737916	$8.544069	$9.479046	$9.493188	$11.193412	$5.182166	$8.160986	$9.264238
Total Return *	-18.75%	1.55%	-5.87%	-2.40%	-10.98%	-2.61%	-7.98%	-3.95%	-25.77%	-6.98%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%	3.895%	3.71%	3.695%	3.51%

Period ended December 31, 2010

Unit Value	$6.908329	$8.866352	$13.532357	$8.753917	$10.648049	$9.747222	$12.164682	$5.395146	$10.994154	$9.958882
Total Return *	7.04%	12.82%	21.03%	10.07%	16.48%	10.71%	21.50%	8.02%	18.01%	11.34%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%	3.895%	3.71%	3.695%	3.51%

Period ended December 31, 2009

Unit Value	$6.454163	$7.858512	$11.181316	$7.953366	$9.141570	$8.803901	$10.012294	$4.994363	$9.316264	$8.944430
Total Return *	15.06%	15.03%	32.76%	21.16%	13.44%***	0.78%	22.51%	57.85%	10.52%	19.68%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%	3.895%	3.71%	3.695%	3.51%

Period ended December 31, 2008

Unit Value	$5.609372	$6.831992	$8.422212	$6.564522	$5.911605	$8.735721	$8.172661	$3.163917	$8.429241	$7.473857
Total Return *	-51.61%	-5.28%***	-39.97%	-40.02%	-32.38%	-42.41%	-37.41%	-45.48%	-49.35%	-44.76%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.145%	4.00%	3.895%	3.71%	3.695%	3.51%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.672941	$11.300460	$20.050957	$13.234863	$12.069629	$15.844829	$17.416440	$8.171569	$10.719987	$12.334237
Total Return *	18.48%	10.42%	2.44%***	1.28%***	12.71%	14.75%	3.62%***	-6.20%***	8.07%	11.02%
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$8.164092	$10.234481	$16.994019	$11.398882	$10.708353	$13.808602	$14.933609	$7.272040	$9.919046	$11.109677
Total Return *	-16.29%	3.87%	-3.11%	0.46%	-8.63%	0.35%	-5.29%	-1.32%	-23.75%	-4.62%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$9.752472	$9.853359	$17.540101	$11.346466	$11.719891	$13.760192	$15.767515	$7.369022	$13.008158	$11.647737
Total Return *	10.30%	15.40%	24.58%	13.30%	19.56%	14.09%	25.07%	10.99%	21.23%	14.17%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$8.842030	$8.538156	$14.079208	$10.014643	$9.802589	$12.061163	$12.607306	$6.639203	$10.729784	$10.202293
Total Return *	18.56%	17.65%	36.66%	24.72%	59.98%	3.85%	26.11%	62.19%	13.54%	22.72%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$7.457573	$7.257030	$10.302385	$8.029980	$6.127313	$11.614036	$9.997206	$4.093468	$9.450010	$8.313699
Total Return *	-50.13%	-22.00%***	-38.21%	-38.26%	-25.70%***	-40.65%	-35.58%	-43.98%	-47.97%	-39.16%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$264,824	$63,317	$607,048	$1,285,269	$181,031	$250,923	$559,727	$393,847	$357,999	$230,850
Units Outstanding (in thousands)	29,602	5,802	32,654	103,714	15,483	17,075	34,612	53,038	35,092	19,597
Investment Income Ratio *	0.00%	0.48%	1.08%	1.74%	0.84%	0.14%	1.82%	0.28%	0.06%	1.98%

Period ended December 31, 2011

Net Assets (in thousands)	$205,874	$53,979	$463,970	$892,032	$158,327	$239,195	$411,164	$313,873	$366,236	$244,474
Units Outstanding (in thousands)	27,137	5,444	28,874	81,632	15,191	18,646	29,011	46,394	38,660	22,972
Investment Income Ratio *	0.00%	0.50%	0.63	1.83%	0.71%	0.99%	0.77%	0.20%	0.00%	1.31%

Period ended December 31, 2010

Net Assets (in thousands)	$289,551	$45,375	$465,805	$811,001	$174,748	$278,923	$444,511	$272,752	$547,478	$285,252
Units Outstanding (in thousands)	31,893	4,730	27,996	74,196	15,266	21,759	29,615	39,671	43,841	25,456
Investment Income Ratio *	0.00%	0.31%	0.70%	1.42%	0.09%	0.49%	0.65%	0.17%	0.60%	2.32%

Period ended December 31, 2009

Net Assets (in thousands)	$320,366	$32,401	$359,664	$662,896	$123,129	$288,802	$363,256	$225,292	$524,476	$282,986
Units Outstanding (in thousands)	38,784	3,884	26,849	68,254	12,792	25,618	30,126	36,401	50,623	28,696
Investment Income Ratio *	0.00%	0.24%	1.26%	1.69%	1.07%	0.93%	0.93%	0.12%	0.13%	1.73%

Period ended December 31, 2008

Net Assets (in thousands)	$319,741	$25,914	$235,462	$352,980	$40,940	$298,383	$193,801	$49,761	$517,873	$228,217
Units Outstanding (in thousands)	45,660	3,643	23,887	45,784	6,769	27,339	20,221	13,023	56,424	28,250
Investment Income Ratio *	0.00%	0.00%	1.06%	1.65%	0.01%	0.28%	1.28%	0.02%	0.30%	1.50%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Morgan Stanley Mid Cap Growth Portfolio(b)	JNL/ Neuberger Berman Strategic Income Portfolio(b)	JNL/ Oppenheimer Global Growth Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/PPM America High Yield Bond Portfolio	JNL/PPM America Mid Cap Value Portfolio(a)	JNL/PPM America Small Cap Value Portfolio(a)	JNL/PPM America Value Equity Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.405834	$10.341022	$11.657821	$13.172528	$13.930277	$10.204321	$13.399916	$9.884915	$10.018823	$13.192250
Total Return *	1.41%***	3.61%***	16.25%	4.58%	3.93%	4.52%	12.60%	12.29%	15.43%	11.55%
Ratio of Expenses **	2.845%	2.845%	3.61%	3.61%	3.91%	3.11%	3.61%	3.61%	3.61%	3.61%

Period ended December 31, 2011

Unit Value	n/a	n/a	$10.027837	$12.596112	$13.403110	$9.763142	$11.900255	$8.802847	$8.679633	$11.826380
Total Return *	n/a	n/a	-11.47%	7.76%	0.82%	3.18%***	0.97%	-10.69%	-11.28%	-8.61%
Ratio of Expenses **	n/a	n/a	3.61%	3.61%	3.91%	3.11%	3.61%	3.61%	3.61%	3.61%

Period ended December 31, 2010

Unit Value	n/a	n/a	$11.326454	$11.688683	$13.294261	n/a	$11.785726	$9.855985	$9.782878	$12.941093
Total Return *	n/a	n/a	11.29%	0.26%***	3.45%	n/a	11.53%	24.98%	23.18%	9.65%***
Ratio of Expenses **	n/a	n/a	3.61%	3.61%	3.91%	n/a	3.61%	3.61%	3.61%	3.61%

Period ended December 31, 2009

Unit Value	n/a	n/a	$10.177547	$11.271641	$12.851486	n/a	$10.567026	$7.885776	$7.941697	$11.592092
Total Return *	n/a	n/a	34.48%	13.16%	11.03%	n/a	41.12%	2.89%***	6.35%***	39.59%
Ratio of Expenses **	n/a	n/a	3.61%	3.545%	3.91%	n/a	3.61%	3.61%	3.61%	3.51%

Period ended December 31, 2008

Unit Value	n/a	n/a	$7.568122	$9.960680	$11.574992	n/a	$7.488176	$5.576767	$6.178402	$8.304331
Total Return *	n/a	n/a	-42.96%	-11.52%***	-3.45%	n/a	-33.21%	-47.15%***	-33.43%***	-49.03%
Ratio of Expenses **	n/a	n/a	3.61%	3.545%	3.91%	n/a	3.61%	2.91%	2.91%	3.51%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Morgan Stanley Mid Cap Growth Portfolio(b)	JNL/Neuberger Berman Strategic Income Portfolio(b)	JNL/ Oppenheimer Global Growth Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/PPM America High Yield Bond Portfolio	JNL/PPM America Mid Cap Value Portfolio(a)	JNL/PPM America Small Cap Value Portfolio(a)	JNL/PPM America Value Equity Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.516360	$10.462631	$15.809947	$15.526658	$21.935375	$10.674570	$20.180869	$11.270586	$11.342241	$20.542233
Total Return *	5.43%***	0.97%***	19.34%	2.48%***	0.51%***	4.60%***	10.59%***	12.87%***	18.49%	14.39%
Ratio of Expenses **	1.10%	1.10%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	1.10%

Period ended December 31, 2011

Unit Value	n/a	n/a	$13.248085	$14.335478	$20.048385	$9.970069	$17.085087	$9.672001	$9.572316	$17.957638
Total Return *	n/a	n/a	-9.13%	10.61%	3.79%	-1.04%***	3.63%	-8.42%	12.25%***	-6.30%
Ratio of Expenses **	n/a	n/a	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%	1.10%

Period ended December 31, 2010

Unit Value	n/a	n/a	$14.579247	$12.960938	$19.316750	n/a	$16.486250	$10.561409	$10.483034	$19.164505
Total Return *	n/a	n/a	14.23%	6.65%	6.50%	n/a	14.48%	28.16%	26.31%	16.17%
Ratio of Expenses **	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.10%	1.10%	1.10%

Period ended December 31, 2009

Unit Value	n/a	n/a	$12.762875	$12.152635	$18.137786	n/a	$14.400860	$8.240756	$8.299179	$16.496448
Total Return *	n/a	n/a	38.04%	16.08%	14.31%	n/a	44.85%	45.77%	32.51%	43.00%
Ratio of Expenses **	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.10%	1.10%	1.10%

Period ended December 31, 2008

Unit Value	n/a	n/a	$9.246087	$10.469333	$15.867781	n/a	$9.942050	$5.653172	$6.263202	$11.536294
Total Return *	n/a	n/a	-41.45%	-8.88%***	-0.60%	n/a	-31.44%	-47.05%***	-40.61%***	-47.79%
Ratio of Expenses **	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.10%	1.10%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Morgan Stanley Mid Cap Growth Portfolio(b)	JNL/Neuberger Berman Strategic Income Portfolio(b)	JNL/ Oppenheimer Global Growth Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/PPM America High Yield Bond Portfolio	JNL/PPM America Mid Cap Value Portfolio(a)	JNL/PPM America Small Cap Value Portfolio(a)	JNL/PPM America Value Equity Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$11,508	$66,681	$375,828	$2,175,079	$4,251,064	$278,372	$1,362,796	$115,388	$94,059	$112,314
Units Outstanding (in thousands)	1,212	6,393	25,292	146,138	215,752	26,438	75,591	10,587	8,512	6,164
Investment Income Ratio *	0.67%	0.00%	1.07%	2.08%	2.19%	3.34%	6.26%	0.37%	1.01%	1.33%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	$284,666	$1,526,239	$2,980,927	$129,210	$870,828	$87,886	$65,195	$97,154
Units Outstanding (in thousands)	n/a	n/a	22,760	109,600	161,304	13,038	55,802	9,255	6,964	6,104
Investment Income Ratio *	n/a	n/a	0.62%	0.99%	3.19%	0.00%	6.97%	0.10%	0.19%	1.12%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	$247,329	$972,580	$2,500,105	n/a	$721,610	$83,276	$58,322	$106,819
Units Outstanding (in thousands)	n/a	n/a	17,907	76,831	140,076	n/a	47,902	8,009	5,650	6,283
Investment Income Ratio *	n/a	n/a	0.85%	1.48%	2.29%	n/a	7.60%	0.00%	0.21%	1.21%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	$173,881	$694,975	$1,673,846	n/a	$491,310	$19,225	$14,748	$88,889
Units Outstanding (in thousands)	n/a	n/a	14,359	58,299	99,987	n/a	37,428	2,359	1,795	6,119
Investment Income Ratio *	n/a	n/a	1.69%	2.99%	3.12%	n/a	8.55%	0.71%	0.61%	5.72%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	$104,997	$423,346	$871,072	n/a	$172,415	$3,373	$4,763	$55,567
Units Outstanding (in thousands)	n/a	n/a	11,924	41,005	59,558	n/a	19,370	599	764	5,526
Investment Income Ratio *	n/a	n/a	1.34%	1.51%	4.36%	n/a	8.88%	0.72%	0.90%	2.47%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Red Rocks Listed Private Equity Portfolio(a)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Managed Aggressive Growth Portfolio	JNL/S&P Managed Conservative Portfolio	JNL/S&P Managed Growth Portfolio	JNL/S&P Managed Moderate Portfolio	JNL/S&P Managed Moderate Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.703725	$11.228262	$12.213561	$11.216816	$11.566954	$11.296479	$10.835956	$11.601845	$11.289240	$11.318630
Total Return *	25.76%	12.10%	12.48%	8.90%	10.05%	11.57%	4.82%	11.03%	6.89%	9.26%
Ratio of Expenses **	3.51%	3.61%	3.61%	3.51%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%

Period ended December 31, 2011

Unit Value	$7.716122	$10.016290	$10.858481	$10.299783	$10.510325	$10.125196	$10.337958	$10.449663	$10.561571	$10.359662
Total Return *	-20.79%	2.12%	6.62%	8.56%	2.75%	-8.29%	-0.61%	-6.74%	-2.81%	-5.14%
Ratio of Expenses **	3.51%	3.61%	3.61%	3.51%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%

Period ended December 31, 2010

Unit Value	$9.741513	$9.807963	$10.184414	$9.488017	$10.229163	$11.040307	$10.401392	$11.205082	$10.867131	$10.920968
Total Return *	8.76%***	9.76%	8.63%	14.16%	10.33%	12.78%	4.76%	11.79%	7.27%	8.73%
Ratio of Expenses **	3.51%	3.61%	3.61%	3.51%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%

Period ended December 31, 2009

Unit Value	$8.002272	$8.935882	$9.375145	$8.310996	$9.271159	$9.789636	$9.929091	$10.023459	$10.131046	$10.043857
Total Return *	8.22%***	36.82%	9.43%***	39.26%***	13.04%***	26.22%	9.41%	23.29%	14.32%	18.60%
Ratio of Expenses **	3.36%	3.61%	3.61%	3.51%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%

Period ended December 31, 2008

Unit Value	$5.901213	$6.531198	$6.765550	$6.991175	$6.144531	$7.755799	$9.075254	$8.130179	$8.861798	$8.468455
Total Return *	-24.84%***	-31.69%***	-28.46%***	-23.25%***	-33.54%***	-41.40%	-16.88%	-37.77%	-24.10%	-30.35%
Ratio of Expenses **	3.095%	3.61%	3.26%	3.26%	3.26%	3.75%	3.695%	3.80%	3.695%	4.01%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Red Rocks Listed Private Equity Portfolio(a)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Managed Aggressive Growth Portfolio	JNL/S&P Managed Conservative Portfolio	JNL/S&P Managed Growth Portfolio	JNL/S&P Managed Moderate Portfolio	JNL/S&P Managed Moderate Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.861040	$12.917126	$13.944943	$12.742209	$13.207260	$16.943113	$13.530606	$17.526999	$14.096669	$17.636234
Total Return *	20.39%***	1.46%***	15.46%	11.68%	12.97%	14.69%	7.69%	14.19%	9.82%	12.60%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$8.368520	$11.140221	$12.077498	$11.409605	$11.690770	$14.773287	$12.564577	$15.349276	$12.836407	$15.662054
Total Return *	-18.78%	12.09%***	9.43%	11.31%	5.46%	-5.74%	2.10%	-4.10%	-0.16%***	-2.25%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$10.303812	$10.595861	$11.036703	$10.250525	$11.085669	$15.672705	$12.306413	$16.005626	$12.777857	$15.820096
Total Return *	25.06%	12.55%	11.50%	17.06%	13.25%	15.92%	7.62%	14.96%	10.09%	11.94%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%

Period ended December 31, 2009

Unit Value	$8.239112	$9.414414	$9.897945	$8.756332	$9.788398	$13.520264	$11.435228	$13.922400	$11.607218	$14.132179
Total Return *	38.93%	40.30%	48.51%***	38.48%***	74.12%***	29.74%	16.10%***	26.79%	17.33%	22.11%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%

Period ended December 31, 2008

Unit Value	$5.930376	$6.710374	$6.924855	$7.155794	$6.289289	$10.420786	$10.131175	$10.980959	$9.892894	$11.573735
Total Return *	-31.82%***	-28.15%***	-24.77%***	-22.85%***	-31.17%***	-39.76%	-14.69%	-36.00%	-22.10%	-28.30%
Ratio of Expenses **	1.00%	1.10%	1.10%	1.10%	1.10%	1.00%	1.10%	1.00%	1.10%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Red Rocks Listed Private Equity Portfolio(a)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Managed Aggressive Growth Portfolio	JNL/S&P Managed Conservative Portfolio	JNL/S&P Managed Growth Portfolio	JNL/S&P Managed Moderate Portfolio	JNL/S&P Managed Moderate Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$346,531	$1,217,212	$293,492	$822,731	$230,392	$988,005	$1,688,160	$3,014,831	$2,671,615	$4,454,811
Units Outstanding (in thousands)	32,794	97,619	21,654	66,373	17,949	62,719	130,695	184,990	197,840	272,199
Investment Income Ratio *	0.00%	1.89%	0.65%	1.67%	0.91%	0.94%	2.59%	1.27%	1.88%	1.55%

Period ended December 31, 2011

Net Assets (in thousands)	$308,657	$956,114	$153,398	$529,069	$197,440	$748,866	$1,187,614	$2,273,056	$1,942,414	$3,240,548
Units Outstanding (in thousands)	37,524	87,824	12,987	47,429	17,293	54,285	98,525	158,754	157,318	222,293
Investment Income Ratio *	8.66%	4.94%	1.01%	1.84%	0.97%	0.66%	2.39%	0.73%	1.97%	1.64%

Period ended December 31, 2010

Net Assets (in thousands)	$279,890	$797,263	$83,408	$216,196	$105,541	$694,558	$886,035	$1,946,317	$1,514,845	$2,629,579
Units Outstanding (in thousands)	27,501	76,365	7,689	21,452	9,700	47,392	74,750	130,135	122,023	176,006
Investment Income Ratio *	0.25%	0.00%	0.75%	1.79%	0.75%	0.76%	2.60%	1.05%	2.16%	1.39%

Period ended December 31, 2009

Net Assets (in thousands)	$111,569	$592,013	$88,880	$79,218	$86,341	$508,673	$572,713	$1,329,575	$930,311	$1,625,059
Units Outstanding (in thousands)	13,636	63,553	9,096	9,158	8,941	40,161	51,869	102,211	82,390	122,140
Investment Income Ratio *	5.63%	1.22%	0.02%	0.04%	0.03%	2.48%	2.03%	2.25%	1.53%	0.85%

Period ended December 31, 2008

Net Assets (in thousands)	$12,102	$255,729	$26,645	$33,656	$29,551	$334,779	$374,871	$721,594	$511,031	$902,365
Units Outstanding (in thousands)	2,044	38,346	3,872	4,731	4,725	34,273	38,038	70,370	53,018	83,111
Investment Income Ratio *	0.97%	0.01%	1.47%	4.82%	1.24%	0.37%	4.19%	0.55%	4.00%	2.28%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.780077	$22.116964	$34.241931	$9.189697	$12.209024	$19.008526	$20.737850	$8.315507	$17.537698
Total Return *	17.50%	14.27%	9.22%	-1.20%	14.74%	6.68%	5.98%	-3.69%	12.11%
Ratio of Expenses **	3.61%	3.91%	3.91%	3.61%	3.91%	3.61%	3.80%	3.75%	3.70%

Period ended December 31, 2011

Unit Value	$8.323496	$19.355494	$31.351508	$9.301062	$10.640263	$17.818001	$19.567657	$8.634066	$15.643046
Total Return *	-8.75%	-4.96%	-5.23%	-2.21%	-5.82%	-2.81%	-0.57%	-3.67%	-5.61%
Ratio of Expenses **	3.61%	3.91%	3.91%	3.61%	3.91%	3.61%	3.80%	3.75%	3.70%

Period ended December 31, 2010

Unit Value	$9.121174	$20.365095	$33.080837	$9.510825	$11.297764	$18.334060	$19.680014	$8.962684	$16.572366
Total Return *	6.18%	12.29%	22.96%	-0.72%	11.45%	4.02%***	6.70%	-3.68%	9.57%
Ratio of Expenses **	3.61%	3.91%	3.91%	3.61%	3.91%	3.61%	3.80%	3.75%	3.70%

Period ended December 31, 2009

Unit Value	$8.590651	$18.136812	$26.903923	$9.579367	$10.137378	$17.374529	$18.445088	$9.305184	$15.125413
Total Return *	2.27%***	37.99%	41.21%	-0.28%***	31.83%	30.30%	15.23%	-3.54%	19.48%
Ratio of Expenses **	3.61%	3.91%	3.91%	3.61%	3.91%	3.41%	3.80%	3.75%	3.70%

Period ended December 31, 2008

Unit Value	$6.240794	$13.143650	$19.052733	$9.327447	$7.689738	$13.334545	$16.007656	$9.646545	$12.659714
Total Return *	-35.57%***	-45.04%	-42.92%	-8.94%	-42.75%	-42.86%	-23.68%	-1.57%	-35.77%
Ratio of Expenses **	3.51%	3.91%	3.91%	3.21%	3.91%	3.41%	3.80%	3.75%	3.70%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$11.166615	$37.943892	$57.215482	$11.048330	$17.991908	$30.126232	$34.890392	$13.867935	$23.132132
Total Return *	20.62%	6.85%***	12.45%	-0.12%***	15.29%***	9.51%	-0.97%***	-0.30%***	15.19%
Ratio of Expenses **	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$9.258036	$31.410950	$50.879218	$10.785135	$14.943349	$27.509862	$31.176294	$13.642602	$20.081933
Total Return *	-6.34%	-2.16%	-2.44%	0.37%	-3.05%	-0.25%	2.24%	-0.99%	-3.03%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$9.884599	$32.104002	$52.149990	$10.745000	$15.412882	$27.579329	$30.491815	$13.778726	$20.709679
Total Return *	8.98%	15.60%	26.59%	1.91%	14.74%	11.55%	9.73%	-1.00%	12.57%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$9.069807	$27.771231	$41.195958	$10.543119	$13.433157	$24.723078	$27.789280	$13.917211	$18.397952
Total Return *	62.22%***	42.07%	45.38%	6.57%	35.72%	33.47%	18.50%	-0.85%	22.75%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$6.404924	$19.548020	$28.337674	$9.893602	$9.897450	$18.523053	$23.451105	$14.036344	$14.988548
Total Return *	-29.41%***	-43.41%	-41.24%	-1.77%***	-41.06%	-41.46%	-21.51%	1.17%	-34.01%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$112,891	$1,325,286	$1,472,007	$647,091	$570,473	$444,455	$2,294,283	$1,195,108	$430,498
Units Outstanding (in thousands)	10,415	39,723	28,527	61,301	34,539	16,379	73,604	97,907	19,603
Investment Income Ratio *	0.96%	0.00%	0.21%	1.03%	1.32%	0.15%	1.33%	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$80,015	$901,594	$1,176,491	$493,477	$431,971	$424,724	$1,709,811	$1,010,793	$362,133
Units Outstanding (in thousands)	8,851	31,868	25,681	47,268	30,832	17,111	59,618	82,015	18,923
Investment Income Ratio *	1.22%	0.00%	0.02%	1.27%	1.37%	0.34%	1.18%	0.00%	1.03%

Period ended December 31, 2010

Net Assets (in thousands)	$64,956	$782,772	$981,793	$334,098	$411,509	$395,677	$1,228,148	$676,914	$353,077
Units Outstanding (in thousands)	6,691	27,158	21,009	31,935	28,398	15,939	43,834	54,428	17,861
Investment Income Ratio *	0.74%	0.04%	0.20%	1.38%	1.03%	0.27%	1.44%	0.00%	1.02%

Period ended December 31, 2009

Net Assets (in thousands)	$53,501	$548,364	$590,369	$182,385	$318,777	$284,325	$698,799	$813,943	$245,685
Units Outstanding (in thousands)	5,976	22,175	16,143	17,700	25,158	12,891	27,589	64,606	13,947
Investment Income Ratio *	0.02%	0.33%	0.00%	3.80%	1.73%	0.19%	2.87%	0.18%	1.78%

Period ended December 31, 2008

Net Assets (in thousands)	$28,399	$301,125	$309,196	$87,244	$204,240	$123,760	$432,806	$1,200,692	$153,537
Units Outstanding (in thousands)	4,462	17,567	12,488	8,978	21,770	7,729	20,425	94,661	10,667
Investment Income Ratio *	1.84%	0.08%	0.00%	4.21%	1.90%	0.00%	2.44%	2.06%	0.04%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

KPMG LLP
Aon Center
Suite 5500
200 East Randolph Drive
Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agent of the underlying mutual fund and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2012, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 6, 2013

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

APPENDIX B

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2012 and 2011

KPMG LLP
Aon Center
Suite 5500
200 East Randolph Drive
Chicago, IL 60601-6436

Independent Auditors’ Report

The Board of Directors and Stockholder
Jackson National Life Insurance Company:

Report on the Financial Statements

We have audited the accompanying consolidated financial statements of Jackson National Life Insurance Company and Subsidiaries (the Company), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated income statements, consolidated statements of comprehensive income, equity, and cash flows for the years then ended, and the related notes to the consolidated financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for the years then ended in accordance with U.S. generally accepted accounting principles.

Emphasis of Matter

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company has changed its method of accounting for the costs associated with acquiring or renewing insurance contracts due to the retrospective adoption of Accounting Standards Update (ASU) 2010-26: Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.  Our opinion is not modified with respect to this matter.

Chicago, Illinois
March 12, 2013

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2012	2011
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2012, $48,858,082; 2011, $38,688,488, including $319,258 and $126,657 at fair value under the fair value option at December 31, 2012 and 2011, respectively)	$53,164,638	$41,546,295
Trading securities, at fair value	412,813	315,607
Commercial mortgage loans, net of allowance	5,758,997	5,530,370
Policy loans (includes $2,994,756 and $0 at fair value under the fair value option at December 31, 2012 and 2011, respectively)	4,374,211	855,099
Derivative instruments	2,512,658	2,605,468
Other invested assets	1,368,710	1,255,455
Total investments	67,592,027	52,108,294
Cash and cash equivalents	1,150,420	656,253
Accrued investment income	678,442	576,185
Deferred acquisition costs	4,822,587	4,395,174
Reinsurance recoverable	9,876,908	1,409,688
Income taxes receivable	226,465	181,774
Other assets	919,229	875,292
Separate account assets	80,134,446	58,796,937
Total assets	$165,400,524	$118,999,597

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$17,978,248	$5,078,788
Other contract holder funds	52,827,628	44,944,096
Funds held under reinsurance treaties, at fair value under fair value option	3,285,118	-
Debt	292,274	297,695
Securities lending payable	153,747	53,285
Deferred income taxes, net	491,570	704,601
Derivative instruments	1,048,459	1,378,907
Other liabilities	1,862,837	1,654,939
Separate account liabilities	80,134,446	58,796,937
Total liabilities	158,074,327	112,909,248

Equity
Common stock, $1.15 par value; authorized 50,000 shares; issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,766,912	3,730,901
Shares held in trust	(25,065)	(16,779)
Equity compensation reserve	12,943	7,967
Accumulated other comprehensive income, net of tax of $737,463 in 2012 and $387,111 in 2011	2,107,631	1,456,978
Retained earnings	1,409,244	869,753
Total stockholder’s equity	7,285,465	6,062,620
Noncontrolling interests	40,732	27,729
Total equity	7,326,197	6,090,349
Total liabilities and equity	$165,400,524	$118,999,597

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Revenues
Fee income	$2,787,122	$2,108,159	$1,565,992
Premium	176,270	139,810	142,721
Net investment income	2,780,562	2,644,586	2,704,453
Net realized losses on investments:
Total other-than-temporary impairments	(172,730)	(305,805)	(319,977)
Portion of other-than-temporary impairments included in other comprehensive income	85,876	218,710	176,719
Net other-than-temporary impairments	(86,854)	(87,095)	(143,258)
Other net investment losses	(630,252)	(673,010)	(1,021,706)
Total net realized losses on investments	(717,106)	(760,105)	(1,164,964)
Other income	80,056	52,350	61,233
Total revenues	5,106,904	4,184,800	3,309,435
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	614,214	585,296	536,725
Interest credited on other contract holder funds, net of deferrals	1,460,021	1,384,909	1,445,319
Interest expense	44,561	42,881	34,825
Operating costs and other expenses, net of deferrals	1,251,244	1,005,947	863,639
Amortization of deferred acquisition and sales inducement costs	443,676	375,963	18,890
Total benefits and expenses	3,813,716	3,394,996	2,899,398
Pretax income before taxes and noncontrolling interests	1,293,188	789,804	410,037
Income tax expense	355,433	212,072	81,392
Net income	937,755	577,732	328,645
Less: Net (loss) income attributable to noncontrolling interests	(1,736)	4,446	7,288
Net income attributable to Jackson	$939,491	$573,286	$321,357

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Net income	$937,755	$577,732	$328,645

Other comprehensive income, net of tax:
Net unrealized gains on securities not other-than-temporarily impaired (net of tax expense of: 2012 $403,751; 2011 $393,574; 2010 $465,603)	764,562	701,875	834,357

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2012 $25,563; 2011 $67,448; 2010 $55,702)	(47,474)	(125,261)	(103,446)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2012 $(27,836); 2011 $(32,447); 2010 $18,711)	(51,696)	(60,260)	34,747

Total other comprehensive income	665,392	516,354	765,658
Comprehensive income	1,603,147	1,094,086	1,094,303
Less: Comprehensive income (loss) attributable to noncontrolling interests	13,003	(24,603)	(23,048)
Comprehensive income attributable to Jackson	$1,590,144	$1,118,689	$1,117,351

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder’s	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2009	$13,800	$3,561,395	$(1,066)	$2,973	$63,480	$822,931	$4,463,513	$75,380	$4,538,893
Net income	-	-	-	-	-	321,357	321,357	7,288	328,645
Change in unrealized investment gains and losses, net of tax	-	-	-	-	795,994	-	795,994	(30,336)	765,658
Cumulative effect of change in accounting, net	-	-	-	-	52,101	(42,821)	9,280	-	9,280
Capital contribution	-	150,105	-	-	-	-	150,105	-	150,105
Dividends to stockholder	-	-	-	-	-	(275,000)	(275,000)	-	(275,000)
Shares acquired at cost	-	-	(8,465)	-	-	-	(8,465)	-	(8,465)
Shares distributed at cost	-	-	1,343	-	-	-	1,343	-	1,343
Reserve for equity compensation plans	-	-	-	1,532	-	-	1,532	-	1,532
Fair value of shares issued under equity compensation plans	-	-	-	(1,667)	-	-	(1,667)	-	(1,667)
Balances as of December 31, 2010	13,800	3,711,500	(8,188)	2,838	911,575	826,467	5,457,992	52,332	5,510,324

Net income	-	-	-	-	-	573,286	573,286	4,446	577,732
Change in unrealized investment gains and losses, net of tax	-	-	-	-	545,403	-	545,403	(29,049)	516,354
Capital contribution	-	19,401	-	-	-	-	19,401	-	19,401
Dividends to stockholder	-	-	-	-	-	(530,000)	(530,000)	-	(530,000)
Shares acquired at cost	-	-	(17,948)	-	-	-	(17,948)	-	(17,948)
Shares distributed at cost	-	-	9,357	-	-	-	9,357	-	9,357
Reserve for equity compensation plans	-	-	-	7,515	-	-	7,515	-	7,515
Fair value of shares issued under equity compensation plans	-	-	-	(2,386)	-	-	(2,386)	-	(2,386)
Balances as of December 31, 2011	13,800	3,730,901	(16,779)	7,967	1,456,978	869,753	6,062,620	27,729	6,090,349

Net income	-	-	-	-	-	939,491	939,491	(1,736)	937,755
Change in unrealized investment gains and losses, net of tax	-	-	-	-	650,653	-	650,653	14,739	665,392
Capital contribution	-	36,011	-	-	-	-	36,011	-	36,011
Dividends to stockholder	-	-	-	-	-	(400,000)	(400,000)	-	(400,000)
Shares acquired at cost	-	-	(25,220)	-	-	-	(25,220)	-	(25,220)
Shares distributed at cost	-	-	16,934	-	-	-	16,934	-	16,934
Reserve for equity compensation plans	-	-	-	17,107	-	-	17,107	-	17,107
Fair value of shares issued under equity compensation plans	-	-	-	(12,131)	-	-	(12,131)	-	(12,131)
Balances as of December 31, 2012	$13,800	$3,766,912	$(25,065)	$12,943	$2,107,631	$1,409,244	$7,285,465	$40,732	$7,326,197

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statement of Cash Flows
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$937,755	$577,732	$328,645
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments	(28,487)	(113,933)	55,495
Net losses on derivatives	585,288	809,328	1,069,971
Interest credited on other contract holder funds, gross	1,473,482	1,396,036	1,464,020
Mortality, expense and surrender charges	(462,531)	(343,983)	(354,070)
Amortization of discount and premium on investments	39,699	5,428	(3,243)
Deferred income tax expense	53,323	153,591	260,445
Share-based compensation	17,107	11,802	12,213
Change in:
Accrued investment income	(10,276)	(22,423)	(103,629)
Deferred sales inducements and acquisition costs	(832,841)	(810,412)	(1,063,279)
Trading portfolio activity, net	(88,260)	151,494	90,570
Income taxes receivable (payable)	25,030	(130,920)	318,624
Other assets and liabilities, net	261,561	(495,938)	239,074
Net cash provided by operating activities	1,970,850	1,187,802	2,314,836

Cash flows from investing activities:
Sales, maturities and repayments of:
Fixed maturities	6,507,615	8,981,098	10,623,808
Commercial mortgage loans	918,780	1,323,959	1,375,297
Purchases of:
Fixed maturities	(5,294,561)	(8,202,646)	(13,190,087)
Commercial mortgage loans	(1,137,725)	(1,185,257)	(1,045,450)
Policy loans, net	(35,921)	743	(2,901)
Purchase of REALIC, net of cash acquired	(354,172)	-	-
Other investing activities	(1,377,454)	(514,754)	(714,004)
Net cash (used in) provided by investing activities	(773,438)	403,143	(2,953,337)

Cash flows from financing activities:
Policyholders’ account balances:
Deposits	23,226,461	20,374,771	17,868,878
Withdrawals	(9,101,692)	(8,846,295)	(7,182,166)
Net transfers to separate accounts	(14,164,019)	(12,256,282)	(10,767,308)
(Payments on) proceeds from repurchase agreements	(100,709)	(451,678)	552,458
(Payments on) proceeds from Federal Home Loan Bank notes	(150,000)	150,000	-
Payments on debt	(5,000)	(40,870)	(50,711)
Shares held in trust at cost, net	(8,286)	(8,591)	(7,122)
Payment of cash dividends to Parent	(400,000)	(530,000)	(275,000)
Capital contribution from Parent	-	-	130,000
Net cash (used in) provided by financing activities	(703,245)	(1,608,945)	269,029

Net increase (decrease) in cash and cash equivalents	494,167	(18,000)	(369,472)

Cash and cash equivalents, beginning of year	656,253	674,253	1,043,725
Total cash and cash equivalents, end of year	$1,150,420	$656,253	$674,253

Supplemental Cash Flow Information
Income tax paid (received)	$241,201	$170,022	$(517,756)
Interest paid	$22,011	$22,356	$33,864

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:
●	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
●
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

●	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
●	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain mortgage loans and real estate;
●	Other insignificant wholly owned subsidiaries; and
●	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

Acquisition

On September 4, 2012, the Company acquired 100% of the equity of SRLC America Holding Corp. (“SRLC”) from Swiss Re Life Capital Ltd (“Swiss Re”) for a preliminary purchase price of $663.3 million, which was reduced by an estimated $73.9 million current net operating loss carryback income tax recoverable, resulting in a cash payment of $589.4 million at the time of sale.  Subsequent adjustments reduced the preliminary purchase price to $587.3 million, which remains subject to final agreement with Swiss Re.  See Note 3 for additional information regarding the acquisition.

SRLC’s primary subsidiary was Reassure America Life Insurance Company (“REALIC”), which was merged into Jackson as of December 31, 2012.  REALIC’s primary business activity involved the acquisition of blocks of life insurance, including corporate owned life insurance, disability income and/or annuity contracts in force.  In addition to REALIC, SRLC had other insignificant subsidiaries.  Subsequent to the purchase, SRLC was dissolved and its subsidiaries became direct subsidiaries of Jackson.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  Intercompany accounts and transactions have been eliminated upon consolidation.  In accordance with updated accounting guidance related to deferred acquisition costs, further described below, the Company’s 2011 and 2010 consolidated financial statements have been adjusted to reflect the retrospective adoption of this updated guidance.  In 2011, Jackson adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform to the current year presentation with no impact on stockholder’s equity or net income.  In conjunction with this change, the Company reclassified its previously reported risk management activity into other investment losses and net investment income, which is further detailed in Note 5.  In addition, certain amounts in the 2011 and 2010 financial statements and notes to the consolidated financial statements have been reclassified to conform to the 2012 presentation.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) the value of guarantee obligations; and 9) value of business acquired and its amortization.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles – Adopted in Current Year

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”).  This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The Company adopted this guidance effective January 1, 2012 and chose to present two separate but consecutive statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions.  The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements.  The Company adopted this guidance effective January 1, 2012, with no impact on the Company’s consolidated financial statements, and has included the required disclosures.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.”  This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.  Jackson adopted this accounting guidance effective January 1, 2012, on a retrospective basis for all years presented.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following table summarizes the prior period changes reflected in the Consolidated Balance Sheets and Consolidated Statements of Equity related to the retrospective adoption (in millions):

	As of December 31, 2011			As of December 31, 2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted

Deferred acquisition costs	$5,635	$(1,240)	$4,395	$5,306	$(1,135)	$4,171
Deferred income taxes, net	$1,142	$(437)	$705	$657	$(400)	$256
Other comprehensive income	$1,329	$128	$1,457	$837	$75	$912
Retained earnings	$1,800	$(931)	$870	$1,636	$(809)	$826

The following table summarizes the prior period changes reflected in the Consolidated Income Statements and Consolidated Statements of Comprehensive Income related to the retrospective adoption (in millions):

	Years ended December 31,
	2011			2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted
Operating costs	$758	$248	$1,006	$621	$243	$864
Amortization of deferred acquisition costs	$437	$(61)	$376	$(12)	$31	$19
Income tax expense	$277	$(65)	$212	$177	$(96)	$81
Net income attributable to Jackson	$695	$(122)	$573	$498	$(178)	$321

The Company has also adjusted prior year amounts in cash flows from operations in the statement of cash flows. These adjustments had no impact on the total net cash provided by operating activities.

Changes in Accounting Principles – Not Yet Adopted

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements.  This guidance is effective for fiscal years beginning on or after January 1, 2013.  The new disclosures are required to be applied retrospectively for all comparative periods presented.  The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

Comprehensive Income

Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments

Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities.  Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $878.0 million and $840.7 million as of December 31, 2012 and 2011, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Fixed maturities are generally classified as available for sale and are carried at fair value.  For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 4.

At December 31, 2012 and 2011, all equity holdings were classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and impairments or an allowance for loan losses.

On a periodic basis, Jackson assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses.  In determining its allowance for losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.  The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process, and a portfolio reserve for probable incurred but not specifically identified losses for loans which do not carry loan specific reserves.  The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest.  This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions.  In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates.  Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations.  The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors.  Changes in the allowance for loan losses are recorded in investment income.

Separately, Jackson also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above.  Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses.  As deemed necessary based on cash flow expectations and other factors, Jackson may also place loans on non-accrual status.  In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.  In connection with the acquisition of REALIC, the Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below.  At December 31, 2012, $3.0 billion of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income.  At December 31, 2012, the Company had $1.4 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate.  Carrying values for limited partnership investments are determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  Real estate is carried at the lower of depreciated cost or fair value.

The Company holds interests in VIEs that represent primary beneficial interests. These consolidated VIEs include entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

In connection with the acquisition of REALIC, the Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below.  Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option.  The value of the funds held liability is equal to the fair value of the assets held as collateral.  The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statement.

The changes in unrealized gains and losses on certain investments which are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.  The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives

The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  There were no charges due to nonperformance by derivative counterparties in 2012, 2011, or 2010.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in Note 5.  The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 5.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”).

Fair Value Measurement

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk).  Embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values.  Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy.  In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.  As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available.  The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 6 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs

Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs.  These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting.  All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products.  Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale fixed maturities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income.  Deferred acquisition costs decreased by $1,244.9 million and $866.1 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns.  Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees.  The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years.  Projected returns after the next five years are set at 8.4%.  At December 31, 2012 and 2011, projected returns under mean reversion were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization.  No such write-offs were required for 2012, 2011, and 2010.

Deferred Sales Inducements

Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs.  Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements and included in other assets.  Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements.  Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income.  Deferred sales inducements decreased by $216.5 million and $147.6 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization.  No such write-offs were required for 2012, 2011, and 2010.

Actuarial Assumption Changes (Unlocking)

Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Reinsurance and Funds Held Under Reinsurance Treaties

The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

In connection with and prior to the previously mentioned acquisition, REALIC entered into three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”).  Pursuant to these retro treaties, REALIC ceded on a 100% coinsurance basis to SRZ and SRZ assumed certain blocks of business written or reinsured by REALIC.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable.  Investment income and capital gains (losses) earned on assets held as collateral are paid by the Company to SRZ pursuant to the terms of the treaties.  Investment income and capital gains and losses are reported net of investment income and capital gains and losses on funds held under reinsurance treaties, with no impact on the Company’s consolidated income statement.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap).  However, at acquisition, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income.  Accordingly, the embedded derivative is not bifurcated or separately valued.

Value of Business Acquired

As a result of the acquisition of SRLC in 2012, which is further described in Note 3, the Company has recorded an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets.  In connection with the acquisition of insurance policies and investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts.  This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies.  The Company has established a VOBA intangible asset for the acquired traditional life insurance products and deferred annuity contracts, as a result of the acquisition of SRLC.  This intangible asset will be amortized over the life of the business, which approximates 20 years.  The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York.  Subsequent to the liquidation of SRLC on September 5, 2012, REALIC also joined the consolidated tax return through the date of its merger into the Company on December 31, 2012. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  All other subsidiaries are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson.  Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

At the time of the acquisition of SRLC, REALIC had available approximately $153.7 million in net operating loss (“NOL”) carryforwards, which will be subject to limitations under Internal Revenue Code Section 382. Section 382 imposes limitations on the utilization of net operating loss carryforwards in the event of an acquisition of a company with such loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition NOLs that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation, subject to potential purchase price adjustments, is approximately $20.0 million.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  These assumptions are not unlocked unless determined to be deficient.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 2.75% to 6.0%.  Lapse and expense assumptions are based on Company experience.  The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 10.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business.  For deferred annuities, the liability is the account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business.  For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract and 2) the fair value of the embedded option component of the contract.

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate.  This adjustment was recorded in reserves for future policy benefits and claims payable.  This component of the acquired reserves will be reassessed at the end of each period, taking into account changes in the inforce block and the relationship between guaranteed rates and market crediting rates.  Any resulting change in the reserve will be recorded as a change in reserve through the consolidated income statement.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited by the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in other investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Members are required to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s stable value business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities

The Company is a party to legal actions and, at times, regulatory investigations.  Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position.  A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable.  It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position.  However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse effect on the Company’s financial condition.

Separate Account Assets and Liabilities

The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2012 and 2011, the assets and liabilities associated with variable life and annuity contracts, aggregated $80.1 billion and $58.8 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 10 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account – II, which had a balance of $217.8 million and $185.7 million at December 31, 2012 and 2011, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt

Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 11 for further information regarding the Company’s debt.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Share-Based Compensation

As more fully described in Note 16, the Company has certain share award plans that are either equity settled or liability settled.  For equity settled share award plans, the Company recognizes compensation expense based on a grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model, ratably over the requisite service period of each individual grant, which generally equals the vesting period.  For the liability settled share award plans, the associated compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to cash settlement alternatives.

Revenue and Expense Recognition

Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses.  Fee income also includes revenues related to asset management fees and certain service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 12, 2013, which is the date the consolidated financial statements were available to be issued.

3.	Acquisition

On September 4, 2012, the Company acquired 100% of the equity in SRLC from Swiss Re for a preliminary purchase price of $663.3 million, which was reduced by an estimated $73.9 million current net operating loss carryback income tax recoverable, resulting in an initial cash payment of $589.4 million at the time of sale. Subsequent adjustments reduced the preliminary purchase price to $587.3 million, which remains subject to final agreement with Swiss Re.

SRLC’s primary subsidiary was REALIC, which was merged into Jackson as of December 31, 2012.  REALIC’s primary business activity involved the acquisition of blocks of life insurance, including corporate owned life insurance, disability income and/or annuity contracts in force.  In addition to REALIC, SRLC had several other insignificant subsidiaries.  Subsequent to the purchase, SRLC was dissolved and its subsidiaries became direct subsidiaries of Jackson.  The acquisition expanded Jackson’s life insurance base, further diversifying risk, while taking advantage of Jackson’s low cost structure.  The results of the above mentioned subsidiaries have been included in these consolidated financial statements since the date of acquisition.

In conjunction with the acquisition, which was accounted for under the purchase method of accounting, the Company recorded a VOBA intangible asset of $8.0 million, which is included in other assets.  This intangible asset represents the actuarially estimated present value of future cash flows from the acquired policies.  The Company has established this VOBA intangible asset for the acquired traditional life insurance products and deferred annuity contracts, as a result of the acquisition.  This intangible asset will be amortized over the life of the business, which approximates 20 years.  The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Earnings subsequent to the date of acquisition of the acquired entities are included in the consolidated financial statements of the Company for the year ended December 31, 2012.

The following table summarizes the fair value of SRLC’s assets acquired and liabilities assumed, as of the acquisition date of September 4, 2012 (in thousands):

Assets:
Fixed maturities	$11,401,180
Trading securities, at fair value	8,946
Commercial mortgage loans	18,326
Policy loans (includes $2,951,560 at fair value under the fair value option)	3,483,191
Cash and cash equivalents	233,176
Accrued investment income	91,981
Reinsurance recoverable	8,647,203
Value of business acquired	8,000
Deferred income taxes, net	618,500
Other assets	131,090
Separate account assets	100,870
Total assets	$24,742,463
Liabilities:
Reserves for future policy benefits and claims payable and other contract holder funds	$20,409,694
Funds held under reinsurance treaties, at fair value under fair value option	3,295,994
Other liabilities	348,557
Separate account liabilities	100,870
Total liabilities	$24,155,115
Net assets acquired, or purchase price	$587,348

In accordance with accounting guidance for business combinations, the Company will continue to review the balance sheet and record required adjustments, for up to a twelve month period following the acquisition close date, in order to reflect updated information on certain accruals, related expenses, or other potential valuation adjustments, if further refined information becomes available.

The Company obtained third-party valuations of certain of its reserves on the acquired blocks of business.  All estimates, key assumptions, or other valuation methodologies were either provided by or reviewed by the Company.  While the Company chose to utilize a third-party valuation firm, the fair value analyses and valuation methodologies related to its reserves represent the conclusions of the Company’s management and not the conclusions or statements of any third-party.  The Company is continuing to further analyze and refine the valuation methodologies and calculations related to its reserves and any fair value adjustments to the reserves, including any associated reinsurance recoverable.  Further refinement of the reserves may also result in a corresponding adjustment to deferred taxes.  Any measurement period adjustments determined to be material will be applied retrospectively to the acquisition date in the Company’s consolidated financial statements and, depending on the nature of the adjustments, the Company’s operating results subsequent to the respective acquisition period could be affected. In addition, certain purchase price adjustments presented to the seller are still subject to finalization and could result in additional adjustments to the purchase price.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following table presents selected financial information reflecting results since September 4, 2012 of the acquired entities that are included in the Company’s consolidated income statements for the year ended December 31, 2012 (in thousands):

Total revenues	$355,164
Pretax income	96,480

The following table reflects the unaudited pro forma results for the Company, giving effect to the acquisition as if it had occurred as of the beginning of each of the periods presented and includes the result of certain non-recurring restructuring transactions effected by SRLC prior to the acquisition (in thousands).

	For the Years Ended December 31,
	2012	2011
Total revenues	$5,896,740	$5,371,487
Total expenses	(4,505,032)	(4,523,526)
Pretax income	1,391,708	847,961
Income tax expense	389,909	205,328
Net income	$1,001,799	$642,633

While the unaudited pro forma results reflect the combined operations of Jackson and the REALIC acquired business, they are not necessarily indicative, nor are they intended to be indicative, of the financial position and future operating results of the merged companies.

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest.  The Company’s strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Fixed Maturities

The following table sets forth the composition of the fair value of fixed maturities at December 31, 2012, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2012, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $338.0 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2012
AAA	24.2%
AA	4.9%
A	29.5%
BBB	36.1%
Investment grade	94.7%
BB	2.2%
B and below	3.1%
Below investment grade	5.3%
Total fixed maturities	100.0%

At December 31, 2012, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 86% were investment grade, 9% were below investment grade and 5% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 38% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries.  As of December 31, 2012, the industries accounting for the larger percentage of unrealized losses included computers and electronics (1.45% of fixed maturities gross unrealized losses) and retail (1.11%).  The largest unrealized loss related to a single corporate obligor was $3.4 million at December 31, 2012.

At December 31, 2012 and 2011, the amortized cost, gross unrealized gains and losses, fair value and non-credit other than temporary impairment (“OTTI”) of available for sale fixed maturities, including $319.3 million and $126.7 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2012	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$5,184,095	$408,142	$104,555	$5,487,682	$-
Other government securities	1,227,727	2,864	11,848	1,218,743	-
Public utilities	4,152,032	559,519	6,732	4,704,819	-
Corporate securities	29,690,303	3,039,115	40,707	32,688,711	-
Residential mortgage-backed	3,812,349	141,072	78,898	3,874,523	(19,544)
Commercial mortgage-backed	3,800,532	492,460	50,463	4,242,529	(2,859)
Other asset-backed securities	991,044	24,005	67,418	947,631	(12,768)
Total fixed maturities	$48,858,082	$4,667,177	$360,621	$53,164,638	$(35,171)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2011	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
Government securities	$2,932,197	$429,309	$-	$3,361,506	$-
Public utilities	2,346,651	324,466	881	2,670,236	-
Corporate securities	25,129,745	2,217,024	97,648	27,249,121	6,755
Residential mortgage-backed	4,127,911	146,430	285,434	3,988,907	(177,444)
Commercial mortgage-backed	3,064,184	324,360	59,110	3,329,434	(6,933)
Other asset-backed securities	1,087,800	15,564	156,273	947,091	(59,520)
Total fixed maturities	$38,688,488	$3,457,153	$599,346	$41,546,295	$(237,142)

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2012, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized (1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,438,984	$20,947	$282	$1,459,649
Due after 1 year through 5 years	7,515,905	711,182	2,166	8,224,921
Due after 5 years through 10 years	21,877,669	2,544,565	14,761	24,407,473
Due after 10 years through 20 years	3,637,342	323,702	17,981	3,943,063
Due after 20 years	5,784,257	409,244	128,652	6,064,849
Residential mortgage-backed	3,812,349	141,072	78,898	3,874,523
Commercial mortgage-backed	3,800,532	492,460	50,463	4,242,529
Other asset-backed securities	991,044	24,005	67,418	947,631
Total	$48,858,082	$4,667,177	$360,621	$53,164,638

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

U.S. Treasury securities with a carrying value of $119.0 million and $4.6 million at December 31, 2012 and 2011, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2012, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $30 thousand and $7.4 million, respectively.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2012 were $30 thousand and $7.4 million, respectively.

At December 31, 2011, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $2.3 million and $7.0 million, respectively.  The amortized cost and carrying value of fixed maturities that were non-income producing for the 12 months preceding December 31, 2011 were $2.3 million and $7.0 million, respectively.

At December 31, 2012, fixed maturities include $273.8 million held in trust pursuant to the retro treaties with SRZ.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”).  The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2012	Cost (1)	Gains	Losses	Value
Prime	$723,602	$24,411	$13,878	$734,135
Alt-A	516,043	12,646	7,702	520,987
Subprime	473,891	3,292	54,439	422,744
Total non-agency RMBS	$1,713,536	$40,349	$76,019	$1,677,866

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost (1)	Gains	Losses	Value
Prime	$865,197	$5,522	$79,340	$791,379
Alt-A	560,471	2,076	85,280	477,267
Subprime	441,311	61	120,814	320,558
Total non-agency RMBS	$1,866,979	$7,659	$285,434	$1,589,204

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  Of the Company’s investments in Alt-A related mortgage-backed securities, 13% are rated investment grade by at least one NRSRO.  Of the Company’s investments in subprime related mortgage-backed securities, 29% are rated investment grade by at least one NRSRO.  In 2012, the Company recorded other-than-temporary impairment charges of $4.5 million, $11.3 million, and $9.5 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2011, the Company recorded other-than-temporary impairment charges of $14.1 million, $20.2 million, and $4.5 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2010, the Company recorded other-than-temporary impairment charges of $23.0 million, $50.5 million, and $11.4 million on securities backed by prime, Alt-A and subprime loans, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  At December 31, 2012, the amortized cost and fair value of the Company’s investment in CMBS was $3.8 billion and $4.2 billion, respectively, of which 99% were rated investment grade by at least one NRSRO.  In 2012, 2011 and 2010, the Company recorded other-than-temporary impairment charges on CMBS of $3.4 million, $1.0 million and $11.1 million, respectively.

Corporate securities include direct investments in below investment grade syndicated bank loans.  Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers.  As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds.  At December 31, 2012, the amortized cost and fair value of the Company’s direct investments in bank loans were $87.1 million and $87.7 million, respectively.  At December 31, 2011, the amortized cost and fair value of the Company’s direct investments in bank loans were $64.9 million and $63.8 million, respectively.  The Company did not have any impairments on these securities in 2012, 2011 and 2010.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following tables summarize the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2012			December 31, 2011

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$104,555	$2,276,880	22	$-	$-	-
Other government securities	11,848	718,324	28	-	-	-
Public utilities	6,640	264,513	52	373	23,422	2
Corporate securities	38,948	2,317,590	273	57,525	1,615,252	149
Residential mortgage-backed	3,962	541,659	110	66,509	326,993	36
Commercial mortgage-backed	2,835	222,950	32	3,162	82,921	14
Other asset-backed securities	48	75,326	15	56,129	180,432	42
Total temporarily impaired securities	$168,836	$6,417,242	532	$183,698	$2,229,020	243

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$-	$-	-	$-	$-	-
Other government securities	-	-	-	-	-	-
Public utilities	92	2,682	1	508	6,965	1
Corporate securities	1,759	94,279	16	40,123	259,037	44
Residential mortgage-backed	74,936	568,627	109	218,925	1,013,025	158
Commercial mortgage-backed	47,628	58,608	17	55,948	82,829	21
Other asset-backed securities	67,370	227,255	44	100,144	251,998	58
Total temporarily impaired securities	$191,785	$951,451	187	$415,648	$1,613,854	282

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$104,555	$2,276,880	22	$-	$-	-
Other government securities	11,848	718,324	28	-	-	-
Public utilities	6,732	267,195	53	881	30,387	3
Corporate securities	40,707	2,411,869	289	97,648	1,874,289	193
Residential mortgage-backed	78,898	1,110,286	219	285,434	1,340,018	194
Commercial mortgage-backed	50,463	281,558	49	59,110	165,750	35
Other asset-backed securities	67,418	302,581	59	156,273	432,430	100
Total temporarily impaired securities	$360,621	$7,368,693	719	$599,346	$3,842,874	525

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Other-Than-Temporary Impairments on Available For Sale Securities

The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review.  To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list.  Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired.  Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exists:

●	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
●	The Company intends to sell a security; or,
●	It is more likely than not that the Company will be required to sell a security prior to recovery.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans.  As of December 31, 2012 and 2011, default rates for delinquent loans ranged from 15% to 100%.  At December 31, 2012 and 2011, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 70% and 30% to 65%, respectively.

These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against other third-party sources.  In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value.  For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	Years Ended December 31,
	2012	2011	2010
Available-for-sale securities
Realized gains on sale	$173,337	$287,507	$440,843
Realized losses on sale	(65,495)	(85,037)	(356,080)
Impairments:
Total other-than-temporary impairments	(172,730)	(305,805)	(319,977)
Portion of other-than-temporary impairments included in other comprehensive income	85,876	218,710	176,719
Net other-than-temporary impairments	(86,854)	(87,095)	(143,258)
Other	7,499	(1,442)	3,000
Net realized gains (losses) on non-derivative investments	28,487	113,933	(55,495)
Net losses on derivative instruments	(745,593)	(874,038)	(1,109,469)
Total net realized losses on investments	$(717,106)	$(760,105)	$(1,164,964)

Included in net realized losses on investments are impairment charges on commercial mortgage loans and other invested assets of $0, $19.3 million and $5.0 million in 2012, 2011 and 2010, respectively.  The net losses on derivative instruments included in the above table are further detailed in Note 5.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2012, 2011, and 2010 was $649.0 million, $1,053.2 million, and $1,926.7 million, respectively, which was approximately 91%, 93%, and 84% of book value, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2012	2011
Cumulative credit loss beginning balance	$404,756	$698,370
Additions:
New credit losses	26,073	35,724
Incremental credit losses	60,781	32,073
Reductions:
Securities sold, paid down or disposed of	(124,172)	(361,411)
Securities where there is intent to sell	(3,252)	-
Cumulative credit loss ending balance	$364,186	$404,756

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary.  The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows.  These assessments are based on the best available information at the time.  Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility.  If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans

Commercial mortgage loans of $5.8 billion and $5.5 billion at December 31, 2012 and 2011, respectively, are reported net of an allowance for loan losses of $20.4 million and $20.1 million at each date, respectively.  At December 31, 2012, commercial mortgage loans were collateralized by properties located in 42 states.  Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.  Jackson periodically reviews these loans for impairment and, during 2012, 2011, and 2010, recognized impairment charges against the allowance for loan losses of $8.4 million, $34.5 million, and $17.7 million, respectively.  In addition, Jackson recorded an impairment as a realized loss of $9.7 million during 2011.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2012 and 2011 (in thousands):

	Years Ended December 31,
Allowance for loan losses:	2012	2011
Balance at beginning of year	$20,106	$33,190
Charge-offs	(8,394)	(34,474)
Recoveries	-	-
Net charge-offs	(8,394)	(34,474)
Provision for loan losses	8,683	21,390
Balance at end of year	$20,395	$20,106

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	Allowance for Loan Losses	Recorded Investment
December 31, 2012:
Individually evaluated for impairment	$9,216	$204,546
Collectively evaluated for impairment	11,179	5,554,451
Total	$20,395	$5,758,997

December 31, 2011:
Individually evaluated for impairment	$3,481	$214,335
Collectively evaluated for impairment	16,625	5,316,035
Total	$20,106	$5,530,370

The table below illustrates the delinquency status and accrual status of the carrying value of Jackson’s commercial mortgage loan holdings as of December 31, 2012 and 2011 (in thousands).  Delinquency status is determined from the date of the first missed contractual payment.

	2012	2011
Accruing
Current	$5,757,487	$5,518,802
Less than 60 days delinquent	-	-
60 days to 90 days delinquent	-	-
91 days or more delinquent	904	3,000
Total accruing	5,758,391	5,521,802
Non-accrual	606	8,568
Total	$5,758,997	$5,530,370

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Under Jackson’s policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans continue to be closely evaluated subsequent to impairment.  The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans during 2012 and 2011 (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2012:
Impaired Loans with a Valuation Allowance
Apartment	$85,750	$113,107	$6,500	$91,708	$4,601
Hotel	41,823	44,502	2,678	39,291	1,655
Office	11,314	11,351	38	11,338	828
Total	138,887	168,960	9,216	142,337	7,084
Impaired Loans without a Valuation Allowance
Hotel	26,509	30,036	-	30,683	1,742
Office	28,474	31,811	-	42,519	1,582
Retail	-	-	-	750	-
Warehouse	10,676	10,676	-	9,682	633
Total	65,659	72,523	-	83,634	3,957
Total Impaired Loans
Apartment	85,750	113,107	6,500	91,708	4,601
Hotel	68,332	74,538	2,678	69,974	3,397
Office	39,788	43,162	38	53,857	2,410
Retail	-	-	-	750	-
Warehouse	10,676	10,676	-	9,682	633
Total	$204,546	$241,483	$9,216	$225,971	$11,041
December 31, 2011:
Impaired Loans with a Valuation Allowance
Hotel	$41,592	$44,920	$3,328	$41,116	$1,658
Office	11,319	11,472	153	11,038	688
Total	52,911	56,392	3,481	52,154	2,346
Impaired Loans without a Valuation Allowance
Apartment	92,250	113,107	-	105,143	4,601
Hotel	27,109	34,581	-	29,583	1,252
Office	30,084	31,893	-	30,515	594
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	161,424	199,180	-	179,485	7,703
Total Impaired Loans
Apartment	92,250	113,107	-	105,143	4,601
Hotel	68,701	79,501	3,328	70,699	2,910
Office	41,403	43,365	153	41,553	1,282
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	$214,335	$255,572	$3,481	$231,639	$10,049

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

December 31, 2012
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,375,303	$30,281	$904	$-	$1,406,488
Hotel	536,377	53,224	-	-	589,601
Office	889,084	37,032	-	606	926,722
Retail	1,063,642	-	-	-	1,063,642
Warehouse	1,765,268	7,276	-	-	1,772,544
Total	$5,629,674	$127,813	$904	$606	$5,758,997

December 31, 2011
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,213,009	$32,710	$-	$-	$1,245,719
Hotel	583,824	53,592	-	6,000	643,416
Office	940,026	41,403	-	-	981,429
Retail	1,071,383	-	3,000	-	1,074,383
Warehouse	1,578,147	7,276	-	-	1,585,423
Total	$5,386,389	$134,981	$3,000	$6,000	$5,530,370

The $3.0 million balance of commercial mortgage loans at December 31, 2011 that were greater than 90 days delinquent were also restructured.

During 2012 and 2011, there were no commercial mortgage loans involved in a troubled debt restructuring.

Securitizations

In 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Prior to 2010, Piedmont, a qualified special purpose entity, was not consolidated by Jackson.

Revised accounting guidance on certain investment funds eliminated the qualifying special purpose entity exemption for consolidation.  Since Jackson was deemed to be the primary beneficiary of Piedmont, consolidation of Piedmont was required in 2010.

As a result of this change, the Company recorded a decrease in retained earnings of $48.2 million upon consolidation of Piedmont.  At December 31, 2010, Piedmont’s assets of $463.9 million and liabilities to external parties of $26.2 million were included in Jackson’s financial statements.  At the date of adoption, Jackson also elected to carry the assets and liabilities in the Piedmont trust at fair value, with changes in fair value reflected in the consolidated income statement.

During 2011, Jackson purchased the remaining outstanding external interest and, as a result, Piedmont was terminated.

In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction.  Jackson contributed commercial mortgages with a total principal amount of $623.6 million to MSDW and retained beneficial interest.  Prior to 2010, MSDW, a qualified special purpose entity, was not consolidated by Jackson.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW.  In March 2011, the external debt of MSDW was paid off entirely.  As such, Jackson’s consolidated financial statements include MSDW assets of $36.5 million and $48.1 million at December 31, 2012 and 2011, respectively.

Other Invested Assets

Other invested assets primarily include investments in limited partnerships, real estate, and other loans.  Investments in limited partnerships have carrying values of $1,219.5 million and $1,086.5 million at December 31, 2012 and 2011, respectively.  Real estate totaling $149.2 million and $168.9 million at December 31, 2012 and 2011, respectively, includes foreclosed properties with a book value of $0.7 million and $19.2 million, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)

In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  Based on the Company’s initial analysis, it concluded that SERVES 3 was a VIE and that the Company was not the primary beneficiary.  Thus, the Company’s investment was initially reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 3 entity in exchange for the counterparty forbearing its right to initiate forced liquidation of the entity under certain market value triggers.  During 2009, Jackson entered into revised forbearance agreements with this counterparty.  The support provided by the agreement at December 31, 2012 could potentially expose Jackson to maximum losses of $51.1 million, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreement is remote.

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  The accompanying consolidated financial statements include the underlying assets of $19.6 million and $49.5 million and net liabilities of $6.3 million and $2.7 million in 2012 and 2011, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.  At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a VIE and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment is reported at the fair value of this debt instrument.  SERVES 4 notes were sold at par in May 2011.

Securities Lending

The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2012 and 2011, the estimated fair value of loaned securities was $149.5 million and $51.6 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2012 and 2011, cash collateral received in the amount of $153.7 million and $53.3 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Repurchase Agreements

The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  During 2012 and 2011, short-term borrowings under such agreements averaged $176.7 million and $316.4 million, respectively, with weighted average interest rates of 0.2% for both years.  At December 31, 2012 and 2011, the outstanding balance was $0 and $100.7 million, respectively, which was included within other liabilities in the consolidated balance sheets.  Interest expense totaled $0.3 million, $0.5 million, and $0.6 million in 2012, 2011, and 2010, respectively.  The highest level of short-term borrowings at any month end was $544.7 million in 2012 and $683.2 million in 2011.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Fixed maturities	$2,134,759	$2,164,833	$2,258,099
Commercial mortgage loans	294,581	283,881	285,123
Limited partnerships	136,649	85,949	69,250
Derivative instruments	160,305	64,710	39,498
Policy loans	172,212	66,860	65,930
Other investment income	30,442	30,458	58,700
Total investment income	2,928,948	2,696,691	2,776,600
Less income on funds held under reinsurance treaties	(93,021)	-	-
Less investment expenses	(55,365)	(52,105)	(72,147)
Net investment income	$2,780,562	$2,644,586	$2,704,453

Investment income of $25.0 million, $17.0 million, and $65.5 million of was recognized on trading securities held at December 31, 2012, 2011, and 2010, respectively.  During 2012 and 2011, $0.8 million and $11.2 million, respectively, of investment income was recognized on securities carried at fair value with changes in value recorded through the income statement.  During 2012, investment income was reduced $93.0 million for income earned on funds held under reinsurance treaties, including $94.3 million on policy loans, fixed maturity income of $2.8 million and a $3.9 million loss on fixed maturities with fair value recorded through the income statement.  The net investment income on derivative instruments included in the above table are further detailed in Note 5.

5.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments.  As a result, freestanding derivatives are carried at fair value with changes recorded in other investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.  Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other investment losses.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  Put-swaptions hedge against significant upward movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions.  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options and put spreads), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These insurance products contain embedded options whose fair value is reported in other contract holder funds.

Total return swaps, for which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount.  Interest rate swaps are carried at fair value.  During 2012, 2011 and 2010, the Company entered into various interest rate swap transactions to more closely match the overall asset and liability duration.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments were as follows (in thousands):

	December 31, 2012
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$-	$-	$170,000	$(7,155)	$(7,155)
Cross-currency swaps	527,332	140,792	-	-	140,792
Equity index call
options	5,557,900	143,780	1,000,000	(238,652)	(94,872)
Equity index futures	-	-	6,212,938	(10,773)	(10,773)
Equity index put
options	37,850,000	144,590	-	-	144,590
Interest rate swaps	15,400,000	1,685,430	13,150,000	(788,114)	897,316
Put-swaptions	12,500,000	398,066	-	-	398,066
Total return swaps	-	-	300,000	(3,765)	(3,765)
Total	$71,835,232	$2,512,658	$20,832,938	$(1,048,459)	$1,464,199

	December 31, 2011
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$45,000	$2,207	$165,000	$(11,738)	$(9,531)
Cross-currency swaps	529,987	142,364	73,200	(11,017)	131,347
Equity index call
options	2,817,800	173,605	4,756,897	(492,171)	(318,566)
Equity index futures	-	-	5,636,700	(114,369)	(114,369)
Equity index put
options	38,350,000	330,554	1,250,000	(8,725)	321,829
Interest rate swaps	13,800,000	1,476,006	14,350,000	(740,578)	735,428
Put-swaptions	15,500,000	478,798	2,000,000	(309)	478,489
Total return swaps	300,000	1,934	-	-	1,934
Total	$71,342,787	$2,605,468	$28,231,797	$(1,378,907)	$1,226,561

(1) With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments.  With respect to futures and options, the contractual amount represents the market exposure of open positions.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2012
	Other	Net
	Investment	Investment	Net
	Gains (Losses)	Income	Gain (Loss)
Credit default swaps	$2,376	$(10,046)	$(7,670)
Equity index call options	(48,567)	-	(48,567)
Equity index futures	(855,912)	-	(855,912)
Equity index put options	(783,303)	-	(783,303)
Index-linked annuity embedded derivatives	(156,489)	-	(156,489)
Interest rate swaps	167,075	171,600	338,675
Put-swaptions	106,914	(727)	106,187
Total return swaps	-	(522)	(522)
Variable annuity embedded derivatives	822,313	-	822,313
Total	$(745,593)	$160,305	$(585,288)

	Year Ended December 31, 2011
	Other	Net
	Investment	Investment	Net
	Gains (Losses)	Income	Gain (Loss)
Credit default swaps	$9,420	$(10,452)	$(1,032)
Equity index call options	77,616	-	77,616
Equity index futures	(528,345)	-	(528,345)
Equity index put options	(270,405)	-	(270,405)
Index-linked annuity embedded derivatives	(8,644)	-	(8,644)
Interest rate swaps	816,426	64,535	880,961
Put-swaptions	469,869	(2,779)	467,090
Total return swaps	-	13,406	13,406
Variable annuity embedded derivatives	(1,439,975)	-	(1,439,975)
Total	$(874,038)	$64,710	$(809,328)

	Year Ended December 31, 2010
	Other	Net
	Investment	Investment	Net
	Gains (Losses)	Income	Gain (Loss)
Credit default swaps	$8,617	$(10,900)	$(2,283)
Equity index call options	(63,733)	-	(63,733)
Equity index futures	(537,361)	-	(537,361)
Equity index put options	(524,671)	-	(524,671)
Index-linked annuity embedded derivatives	(211,684)	-	(211,684)
Interest rate swaps	116,276	(15,446)	100,830
Put-swaptions	11,202	3,646	14,848
Spread cap options	(18,089)	31,790	13,701
Total return swaps	-	30,408	30,408
Variable annuity embedded derivatives	109,974	-	109,974
Total	$(1,109,469)	$39,498	$(1,069,971)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the fair value of Jackson’s net derivative assets by counterparty were $1,546.6 million and $1,457.1 million, respectively, and held collateral was $1,760.7 million and $1,505.5 million, respectively, related to these agreements.  At December 31, 2012 and 2011, the fair value of Jackson’s net derivative liabilities by counterparty were $82.4 million and $230.5 million, respectively, and provided collateral was $10.8 million and $172.5 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2012 or 2011, Jackson would have to disburse $285.7 million and $106.5 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

6.	Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	$1,150,420	$1,150,420	$656,253	$656,253
Fixed maturities (1)	53,164,638	53,164,638	41,546,295	41,546,295
Trading securities	412,813	412,813	315,607	315,607
Commercial mortgage loans	5,758,997	6,194,507	5,530,370	5,937,422
Policy loans (1)	4,374,211	4,374,211	855,099	855,099
Limited partnerships	1,219,515	1,219,515	1,086,546	1,086,546
Derivative instruments	2,512,658	2,512,658	2,605,468	2,605,468
GMIB reinsurance recoverable	416,528	416,528	451,274	451,274
Separate account assets	80,134,446	80,134,446	58,796,937	58,796,937

Liabilities
Other contract holder funds
Annuity reserves (2)	$39,422,770	$41,080,276	$36,569,559	$35,556,622
Reserves for guaranteed investment contracts	1,123,971	1,138,699	761,638	771,597
Trust instruments supported by funding agreements	1,341,408	1,372,165	1,663,204	1,709,966
Federal Home Loan Bank funding agreements	1,801,108	1,802,855	1,751,020	1,752,556
Funds held under reinsurance treaties	3,285,118	3,285,118	-	-
Debt	292,274	361,585	297,695	323,341
Derivative instruments	1,048,459	1,048,459	1,378,907	1,378,907
Separate account liabilities	80,134,446	80,134,446	58,796,937	58,796,937

(1) Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk).  Limited partnership interests and those embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values.  Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy.  In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.  As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available.  The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities

The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates.  Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.  Typically inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above.  If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models.  Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities.  Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote.  These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2012 and 2011, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs.  Based on the results of this evaluation, each price is classified into Level 1, 2, or 3.  Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans

Fair values are determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans.  Certain loan characteristics considered significant in determining the spread may be based on internally developed estimates.  As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans

The Company believes the carrying value of policy loans approximates fair value.  Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Freestanding Derivative Instruments

Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other investment losses.  Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges.  Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, total return swaps, put swaptions and equity index call and put options.  These derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Limited Partnerships

Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2012 or 2011.

The Company’s limited partnership investments are not redeemable and distributions received are the result of liquidation of the underlying assets of the partnerships.  The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable.  The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner.  It is not probable and there is no instance where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and fixed maturities.

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits.  Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities

Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets.

Reserves for Future Policy Benefits and Claims Payable

Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including index linked annuities, are determined using projected future cash flows discounted at current market interest rates.

Other Contract Holder Funds
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Debt

Carrying value of the Company’s short-term debt is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of long-term debt are based on the present value of future cash flows discounted at current market interest rates.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Certain Guaranteed Benefits

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits.  Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other investment losses.  The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations.  Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract.  In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions.  The difference between each of the two components represents the fair value of the embedded derivative.  Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative.  Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other investment losses.  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior.  Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.  Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin.  Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance.  However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than this fair value.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2012	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,487,682	$5,487,682	$-	$-
Other government securities	1,218,743	-	1,218,743	-
Corporate securities	37,393,530	-	37,350,791	42,739
Residential mortgage-backed	3,874,523	-	3,874,492	31
Commercial mortgage-backed	4,242,529	-	4,242,529	-
Other asset-backed securities	947,631	-	941,008	6,623
Trading securities	412,813	342,990	-	69,823
Policy loans	2,994,756	-	-	2,994,756
Limited partnerships	1,219,515	-	-	1,219,515
Derivative instruments	2,512,658	-	2,512,658	-
GMIB reinsurance recoverable	416,528	-	-	416,528
Separate account assets (1)	80,134,446	80,134,446	-	-
Total	$140,855,354	$85,965,118	$50,140,221	$4,750,015

Liabilities
Embedded derivative liabilities (2)	$2,185,380	$-	$964,387	$1,220,993
Derivative instruments	1,048,459	10,773	1,033,921	3,765
Funds held under reinsurance treaties	3,285,118	-	-	3,285,118
Separate account liabilities	80,134,446	80,134,446	-	-
Total	$86,653,403	$80,145,219	$1,998,308	$4,509,876

December 31, 2011	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,361,506	$3,360,159	$1,347	$-
Corporate securities	29,919,357	-	29,887,062	32,295
Residential mortgage-backed	3,988,907	-	3,988,907	-
Commercial mortgage-backed	3,329,434	-	3,329,434	-
Other asset-backed securities	947,091	11,249	925,782	10,060
Trading securities	315,607	255,716	-	59,891
Limited partnerships	1,086,546	-	-	1,086,546
Derivative instruments	2,605,468	-	2,603,534	1,934
GMIB reinsurance recoverable	451,274	-	-	451,274
Separate account assets (1)	58,796,937	58,796,937	-	-
Total	$104,802,127	$62,424,061	$40,736,066	$1,642,000

Liabilities
Embedded derivative liabilities (2)	$2,949,878	$-	$871,827	$2,078,051
Derivative instruments	1,378,907	114,368	1,264,539	-
Separate account liabilities	58,796,937	58,796,937	-	-
Total	$63,125,722	$58,911,305	$2,136,366	$2,078,051

(1)	The value of the separate account liabilities is set equal to the value of the separate account assets.

(2)	Includes the embedded derivative liabilities related to GMWB reserves and equity indexed annuities.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

December 31, 2012
Assets	Total	Internal	External
Fixed Maturities
Corporate securities	$42,739	$35,537	$7,202
Residential mortgage-backed	31	31	-
Other asset-backed securities	6,623	6,623	-
Trading securities	69,823	140	69,683
Policy loans	2,994,756	2,994,756	-
Limited partnerships	1,219,515	-	1,219,515
GMIB reinsurance recoverable	416,528	416,528	-
Total	$4,750,015	$3,453,615	$1,296,400

Liabilities
Embedded derivative liabilities (1)	$1,220,993	$1,220,993	$-
Derivative instruments	3,765	3,765	-
Funds held under reinsurance treaties	3,285,118	3,285,118
Total	$4,509,876	$4,509,876	$-

(1)	Includes the embedded derivative liabilities related to GMWB.

External pricing sources represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	As of December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Fixed maturities
Corporate securities	$35,537	Discounted cash flow	Discount rate	100-519 (408)	Decrease
Other asset-backed securities	6,623	Discounted cash flow	Discount rate	283-610 (513)	Decrease
Policy loans	2,994,756	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	416,528	Discounted cash flow	Policyholder behavior	See below	See below
Total	$3,453,444

Liabilities
Embedded derivative liabilities	$1,220,993	Discounted cash flow	Policyholder behavior	See below	See below
Derivative instruments	3,765	Adjusted broker bid	Financing cost spread	1.05%-4.41% (1.25%)	Increase
Funds held under reinsurance treaties	3,285,118	Carrying value of asset	N/A	N/A	N/A
Total	$4,509,876

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

Internally-priced corporate securities classified in Level 3 include private debt securities for which no price comparatives or spread levels can be observed.  For these securities, a discounted cash flow model was used and the primary unobservable input is an internally-developed discount rate.  Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

Other asset-backed securities classified in Level 3 are fair valued using a discounted cash flow model.  Unobservable inputs include an internally developed discount rate.  Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

Residential mortgage-backed securities of $31 thousand and trading securities of $140 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy.  For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts.  Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior.  The more significant actuarial assumptions include benefit utilization, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior.  The more significant actuarial assumptions include benefit utilization, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities.

Derivative instruments consist of a total return swap based on a reference pool of syndicated bank loan investments.  Inputs to fair value include broker quotes for the underlying assets, earnings on the reference pool, and an estimate for the embedded financing cost, which is a significant and unobservable input.  Significant increases (decreases) in estimated comparable financing costs would result in a higher (lower) fair value measurement.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The tables below provide rollforwards for 2012 and 2011 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement.  Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.  The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities.  However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities.  Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments.  Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2012	Income	Income	Settlements	Level 3	2012
Assets
Fixed maturities
Corporate securities	$32,295	$1,655	$2,991	$31,100	$(25,302)	$42,739
Residential mortgage-backed	-	-	-	31	-	31
Other asset-backed securities	10,060	225	533	(4,195)	-	6,623
Trading securities	59,891	12,094	-	(2,162)	-	69,823
Policy loans (1)	2,951,560	(72,683)	-	115,879	-	2,994,756
Limited partnerships	1,086,546	135,528	-	(2,559)	-	1,219,515
Derivative instruments	1,934	(1,934)	-	-	-	-
GMIB reinsurance recoverable	451,274	(34,746)	-	-	-	416,528

Liabilities
Embedded derivative liabilities	$(2,078,051)	$857,058	$-	$-	$-	$(1,220,993)
Derivative instruments	-	(3,765)	-	-	-	(3,765)
Funds held under reinsurance treaties (1)	(3,295,994)	64,879	-	(54,003)	-	(3,285,118)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2011	Income	Income	Settlements	Level 3	2011
Assets
Fixed maturities
Corporate securities	$32,806	$1,275	$1,676	$(3,462)	$-	$32,295
Other asset-backed securities	74,813	(3,002)	3,920	(73,868)	8,197	10,060
Trading securities	211,935	15,934	-	(167,978)	-	59,891
Limited partnerships	865,761	84,328	-	136,457	-	1,086,546
Derivative instruments	-	1,934	-	-	-	1,934
GMIB reinsurance recoverable	127,534	323,740	-	-	-	451,274

Liabilities
Embedded derivative liabilities	$(313,534)	$(1,764,517)	$-	$-	$-	$(2,078,051)
Derivative instruments	(5,831)	5,831	-	-	-	-

(1)	Represents fair value at acquisition date for beginning balance.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The components of the amounts included in purchases, sales, issuances and settlements for years ended December 31, 2012 and 2011 shown above are as follows (in thousands):

December 31, 2012	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$35,745	$(4,645)	$-	$-	$31,100
Residential mortgage-backed	31	-	-	-	31
Other asset-backed securities	-	(4,195)	-	-	(4,195)
Trading securities	166	(2,328)	-	-	(2,162)
Limited partnerships	234,440	(236,999)	-	-	(2,559)
Policy loans	-	-	136,027	(20,148)	115,879
Total	$270,382	$(248,167)	$136,027	$(20,148)	$138,094

Liabilities
Funds held under reinsurance treaties	$-	$-	$(172,025)	$118,022	$(54,003)

December 31, 2011	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$-	$(3,462)	$-	$-	$(3,462)
Other asset-backed securities	-	(73,868)	-	-	(73,868)
Trading securities	2,629	(170,607)	-	-	(167,978)
Limited partnerships	254,880	(118,423)	-	-	136,457
Total	$257,509	$(366,360)	$-	$-	$(108,851)

For the year ended December 31, 2012, Jackson transferred securities with an amortized cost and fair value of $25.3 million from Level 3 to Level 2 as a result of the Company being able to obtain pricing from an independent, third-party pricing service utilizing significant observable inputs.

For the year ended December 31, 2011, Jackson transferred securities with an amortized cost and fair value of $9.3 million and $8.2 million, respectively, into Level 3 from Level 2 as a result of third party pricing not being available.  There were no transfers between Level 1 and 2 of the fair value hierarchy in 2012 or 2011.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2012 and 2011 was as follows (in thousands):

	2012	2011
Assets
Fixed maturities
Corporate securities	$4,646	$2,937
Other asset-backed securities	758	(3,865)
Trading securities	12,094	15,915
Limited partnerships	135,946	84,478
Derivative instruments	(1,934)	1,934
GMIB reinsurance recoverable	(34,746)	323,740

Liabilities
Embedded derivative liabilities	$857,058	$(1,764,517)
Derivative instruments	(3,765)	5,831
Funds held under reinsurance treaties	6,342	-

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	Level 1	$1,150,420	$1,150,420	$656,253	$656,253
Commercial mortgage loans	Level 3	5,758,997	6,194,507	5,530,370	5,937,422
Policy loans	Level 3	1,379,455	1,379,455	855,099	855,099

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$37,237,390	$38,894,896	$33,619,681	$32,606,744
Reserves for guaranteed investment contracts	Level 3	1,123,971	1,138,699	761,638	771,597
Trust instruments supported by funding	Level 3	1,341,408	1,372,165	1,663,204	1,709,966
Federal Home Loan Bank funding agreements	Level 3	1,801,108	1,802,855	1,751,020	1,752,556
Debt	Level 3	292,274	361,585	297,695	323,341

(1)	Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Fair Value Option

As described in Note 2, in connection with the acquisition of REALIC, the Company elected the fair value option for certain assets, which are held as collateral for reinsurance.  Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option.  The value of the funds held liability is equal to the fair value of the assets held as collateral.  The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statement. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

7.	Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31 were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$4,395,174	$4,170,644	$3,746,711
Deferrals of acquisition costs	1,105,124	1,002,864	938,131
Amortization related to:
Operations	(443,296)	(622,469)	(293,483)
Derivatives	147,992	225,568	345,556
Net realized (gains) losses	(3,594)	(12,304)	4,621
Total amortization	(298,898)	(409,205)	56,694
Unrealized investment gains	(378,813)	(373,792)	(577,924)
Other	-	4,663	7,031
Balance, end of year	$4,822,587	$4,395,174	$4,170,643

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The balances of and changes in deferred sales inducement costs, which are reported in other assets, as of and for the years ended December 31 were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$602,486	$451,096	$476,749
Deferrals of sales inducements	171,393	183,517	144,037
Amortization related to:
Operations	(131,317)	(149,261)	(110,854)
Derivatives	(12,796)	183,744	34,373
Net realized (gains) losses	(665)	(1,241)	897
Total amortization	(144,778)	33,242	(75,584)
Unrealized investment gains	(68,960)	(65,369)	(94,106)
Balance, end of year	$560,141	$602,486	$451,096

8.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance, or modified coinsurance basis.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The Company previously acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative.  Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other investment losses.

As a pre-closing condition to the acquisition described in Note 3, and after receipt of all required regulatory approvals, REALIC entered into three retro treaties with SRZ.  Pursuant to these retro treaties, REALIC ceded to SRZ on a 100% coinsurance basis certain blocks of business written or assumed by REALIC.  These blocks of business include the disability income and accident and health business written or assumed by REALIC, a mix of life and annuity insurance business written or assumed by REALIC, and the corporate owned life insurance business assumed by REALIC.  The effective date of the three retrocession agreements was July 1, 2012.

Pursuant to the retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable.  Accordingly, the Company established a corresponding funds held under reinsurance treaties liability.  At December 31, 2012, this funds held liability was $3.3 billion.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Direct premiums:
Life	$411,112	$257,015	$273,247
Accident and health	28,989	3,020	9,058
Plus reinsurance assumed:
Life	28,233	12,728	13,736
Accident and health	4,765	860	1,122
Less reinsurance ceded:
Life	(243,470)	(109,407)	(123,621)
Accident and health	(33,754)	(3,880)	(10,180)
Annuity guaranteed benefits	(19,605)	(20,526)	(20,641)
Total net premiums	$176,270	$139,810	$142,721

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Direct benefits
Life	$939,727	$668,546	$594,368
Accident and health	55,005	1,598	5,220
Annuity guaranteed benefits	86,651	73,756	92,382
Plus reinsurance assumed:
Life	118,284	27,317	27,934
Accident and health	11,941	468	560
Less reinsurance ceded:
Life	(292,834)	(118,408)	(121,595)
Accident and health	(66,946)	(2,066)	(5,780)
Deferral of contract enhancements	(157,931)	(172,389)	(125,336)
Change in reserves, net of reinsurance	(79,683)	106,474	68,972
Total benefits	$614,214	$585,296	$536,725

Components of the Company’s reinsurance recoverable as of December 31 were as follows (in thousands):

		December 31,
	2012		2011
Reserves:
Life	$7,144,675		$893,963
Accident and health	896,942		5,764
Guaranteed minimum income benefits	416,528		451,274
Other annuity benefits	306,404		23,129
Claims liability	1,078,281		33,411
Other	34,078		2,147
Total	$9,876,908		$1,409,688

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $44.5 million and $46.2 million at December 31, 2012 and 2011, respectively.  The largest amount ceded to any reinsurer at December 31, 2012 totaled $7.0 billion, which was primarily related to the retro treaties.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2012	2011
Direct life insurance in-force	$285,991	$88,014
Amounts assumed from other companies	26,619	1,334
Amounts ceded to other companies	(171,667)	(47,059)
Net life insurance in-force	$140,943	$42,289

9.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2012	2011
Traditional life	$13,299,494	$1,863,584
Guarantee benefits	2,604,567	2,756,329
Claims payable	1,728,784	418,552
Other	345,403	40,323
Total	$17,978,248	$5,078,788

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviation.  The acquisition of REALIC increased the Company’s traditional life reserves at December 31, 2012 by $12.1 billion.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 10.

The following table sets forth the Company’s liabilities for other contract holder funds balances as of December 31 (in thousands):

	2012	2011
Interest-sensitive life	$9,705,271	$5,094,839
Variable annuity fixed option	6,996,151	6,652,194
Fixed annuity	20,352,342	19,141,851
Fixed index annuity	11,507,614	9,879,350
GICs, funding agreements and FHLB advances	4,266,250	4,175,862
Total	$52,827,628	$44,944,096

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business.  The liability for fixed index annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.  For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business.  At December 31, 2012, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.67% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.53% average guaranteed rate.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate.  This adjustment was recorded in reserves for future policy benefits and claims payable.  This component of the acquired reserve will be reassessed at the end of each period, taking into account changes in the inforce block and the relationship between guaranteed rates and market crediting rates.  Any resulting change in the reserve will be recorded as a change in reserve through the consolidated income statement.

The change in the fair value adjustments noted above have been included in the Company’s income statement as a change in reserve.

At December 31, 2012 and 2011, approximately 88% and 83%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates.  The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2012

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1.0%	$904.6	$1,118.1	$2,094.9	$4,117.6
>1.0% - 2.0%	3,113.1	6,926.3	3,522.1	13,561.5
>2.0% - 3.0%	9,758.5	3,463.2	1,379.2	14,600.9
>3.0% - 4.0%	2,008.2	-	-	2,008.2
>4.0% - 5.0%	2,467.6	-	-	2,467.6
>5.0% - 5.5%	340.3	-	-	340.3
Total	$18,592.3	$11,507.6	$6,996.2	$37,096.1

	2011

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1.0%	$302.4	$1,339.0	$1,448.1	$3,089.5
>1.0% - 2.0%	3,424.6	5,664.2	3,794.8	12,883.6
>2.0% - 3.0%	9,942.9	2,876.2	1,409.3	14,228.4
>3.0% - 4.0%	1,307.0	-	-	1,307.0
>4.0% - 5.0%	2,214.1	-	-	2,214.1
>5.0% - 5.5%	260.1	-	-	260.1
Total	$17,451.1	$9,879.4	$6,652.2	$33,982.7

At December 31, 2012 and 2011, approximately 83% and 91%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.  The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

Minimum Guaranteed Interest	Account Value - Interest Sensitive Life
Rate	2012	2011
>2.0% - 3.0%	$298.1	$202.4
>3.0% - 4.0%	3,479.5	1,779.6
>4.0% - 5.0%	3,407.8	1,066.3
>5.0% - 5.5%	2,519.9	2,046.5
Total	$9,705.3	$5,094.8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company has established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited by the Company and secured by the issuance of funding agreements.  Carrying values totaled $0.6 billion and $0.7 billion at December 31, 2012 and 2011, respectively.

The Company has established a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2012 and 2011 totaled $0.8 billion and $1.0 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date.  Foreign currency translation gains and losses are included in other investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.  At December 31, 2012 and 2011, the Company held $115.1 million and $107.0 million, respectively, of FHLBI capital stock, supporting $1.8 billion in funding agreements, short-term and long-term borrowing capacity in both years.

10.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.  Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statement with the exception of changes in embedded derivatives, which are included in other investment losses.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
				Weighted	Period
			Net	Average	until
December 31, 2012	Minimum	Account	Amount	Attained	Expected
	Return	Value	at Risk	Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$66,587.5	$2,988.8	64.4 years
GMWB - Premium only	0%	3,597.7	147.5
GMWB	0-5%*	5,460.9	142.6
GMAB - Premium only	0%	86.2	0.8
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		7,401.8	527.4	64.0 years
GMWB - Highest anniversary only		3,055.3	398.1
GMWB		1,132.8	222.9
Combination net deposits plus minimum return, highestspecified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	4,397.6	565.0	66.4 years
GMIB	0-6%	2,581.6	762.4		3.3 years
GMWB	0-8%*	50,662.2	3,117.2

					Average
				Weighted	Period
			Net	Average	until
December 31, 2011	Minimum	Account	Amount	Attained	Expected
	Return	Value	at Risk	Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$49,063.8	$4,528.9	64.2 years
GMWB - Premium only	0%	3,613.5	303.2
GMWB	0-5%*	4,012.6	904.8
GMAB - Premium only	0%	83.3	3.0

Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		6,218.9	1,053.7	63.7 years
GMWB - Highest anniversary only		2,883.3	657.6
GMWB		1,143.0	336.7
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	3,260.8	744.7	66.1 years
GMIB	0-6%	2,582.0	893.7		4.2 years
GMWB	0-8%*	34,037.8	3,517.2

* Ranges shown based on simple interest.  The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2012	2011
Equity	$61,834.5	$44,916.8
Bond	9,221.0	6,606.6
Balanced	7,478.2	5,976.5
Money market	1,244.6	1,052.8
Total	$79,778.3	$58,552.7

GMDB liabilities reflected in the general account were as follows (in millions):

	2012	2011	2010
Balance at January 1	$466.6	$342.0	$308.7
Incurred guaranteed benefits	100.2	198.4	125.7
Paid guaranteed benefits	(86.7)	(73.8)	(92.4)
Balance at December 31	$480.1	$466.6	$342.0

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2012 and 2011 (except where otherwise noted):
1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 78.0% to 100% of the Annuity 2000 table.
4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.50% to 40.0%, with an average of 4.0% during the surrender charge period and 10.0% thereafter.
5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in net income.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 6.  The fair valued GMWB reserve totaled $1,219.0 million and $2,074.8 million at December 31, 2012 and 2011, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios.  At December 31, 2012 and 2011, these GMWB reserves totaled $21.2 million and $14.7 million, respectively, and were reported in reserves for future policy benefits and claims payable.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

GMAB benefits were offered on some variable annuity plans.  However, the Company no longer offers these benefits. At December 31, 2012 and 2011, the liability was $2.0 million and $3.2 million, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2012 and 2011 are consistent with those used for calculating the GMDB liability.  At December 31, 2012 and 2011, GMIB reserves before reinsurance totaled $16.3 million and $16.0 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits

The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  At December 31, 2012, this includes reserves for similar benefits on REALIC UL business acquired during the year.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations.  A liability is established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the surrender value, plus the annuitization reserve.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2012			December 31, 2011
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$785.6	$31,610.5	58.1 years	$105.1	$6,125.9	55.9 years
Two-tier annuitization	3.5	26.8	65.2 years	6.0	31.9	64.7 years
ISWL account balance adjustment	78.9	n/a	n/a	73.0	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2012 and 2011:

1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5.5% projected.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2012 and 2011:
1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

11.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	2012	2011
Surplus notes	$249,377	$249,354
Mortgage loans	30,397	30,841
VIE related borrowings	2,500	2,500
FHLBI mortgage loan	10,000	15,000
Total	$292,274	$297,695

Due in less than 1 year	$-
Due in more than 1 to 5 years	42,897
Due after 5 years	249,377
Total	$292,274

Surplus notes

On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027.  These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity.

Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the state of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance Law.  Interest is payable semi-annually on March 15th and September 15th of each year.  Interest expense on the notes was $20.4 million in 2012, 2011, and 2010.

Mortgage loans

At December 31, 2012 and 2011, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 4.4%, with maturities through 2016.  Interest expense totaled $1.4 million, $1.4 million, and $2.1 million in 2012, 2011, and 2010, respectively.

VIE related borrowings

Certain of the Company’s VIEs have “equity” classes issued in the form of non-investment grade debt.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest expense in addition to the stated coupon.  At December 31, 2011, there was a single equity class outstanding that matures in 2016.  The outstanding principal amount accrued interest at a weighted average interest rate of 5.3% and 9.4% at December 31, 2012 and 2011, respectively.  Interest expense on the notes in 2012, 2011, and 2010 totaled $0.1 million, $0.2 million, and $8.8 million, respectively.

Additionally, certain of the Company’s consolidated VIEs issued debt to external parties, which was redeemed in 2011.  While outstanding, the principal amount accrued interest at a weighted average interest rate of 0.8% in 2011.  Interest expense on the notes totaled $0.2 million and $2.6 million in 2011 and 2010, respectively, which were the only years these VIEs were consolidated in Jackson’s consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Federal Home Loan Bank Mortgage Loan

In 2010, the Company received a mortgage loan from the FHLBI, under its community investment program.  The loan accrues interest at 1.04% and the outstanding balance was $10.0 million and $15.0 million at December 31, 2012 and 2011, respectively.  Interest expense totaled $0.1 million and $0.2 million during 2012 and 2011, respectively.  At December 31, 2012, the mortgage loan was collateralized by real estate with a carrying value of $20.2 million.

12.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates.  There were no advances outstanding at December 31, 2012.  Advances of $150.0 million at an interest rate of 0.14% were outstanding at December 31, 2011.  The Company paid interest of $0.3 million in 2012.  The Company did not pay interest during 2011 since advances were only drawn in December.  Advances were collateralized by CMBS and other structured securities with a carrying value of $165.7 million at December 31, 2011.

13.	Income Taxes

The components of the provision for federal, state and local income taxes were as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Current tax expense (benefit)	$302,110	$58,481	$(179,053)
Deferred tax expense	53,323	153,591	260,445
Federal income tax expense	$355,433	$212,072	$81,392

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 35% for 2012, 2011 and 2010 as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Income taxes at statutory rate	$452,615	$276,431	$143,513
Dividends received deduction	(107,412)	(59,136)	(56,390)
Other	10,230	(5,223)	(5,731)
Federal income tax expense	$355,433	$212,072	$81,392

Effective tax rate	27.5%	26.9%	19.8%

Federal income taxes paid (recovered) were $241.2 million, $170.0 million, and $(517.8) million in 2012, 2011, and 2010, respectively.  The 2010 tax recovery included $287.7 million due to Internal Revenue Service (“IRS”) guidance issued in March 2010 related to the adoption of new statutory reserving requirements for variable annuities in 2009 issued by the National Association of Insurance Commissioners (“NAIC”).  This new tax guidance required that the tax reserve decrease recognized upon implementation of the transition to the new reserving methodology be amortized over 10 years.  Approximately $822.1 million of the additional tax reserve deduction was available to carryback and offset the prior year’s taxable income.  For GAAP, this guidance resulted in a current tax recoverable, offset by a decrease in a deferred tax asset, with no impact on total tax expense.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$3,120,346	$1,846,024
Other-than-temporary impairments and other investment items	76,647	122,244
Deferred compensation	48,067	42,690
Other, net	127,976	66,473
Total gross deferred tax asset	3,373,036	2,077,431

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,465,119)	(1,511,911)
Other investment items	(315,416)	(246,482)
Other assets	(20,799)	(22,314)
Net unrealized gains on available for sale securities	(2,063,272)	(1,001,325)
Total gross deferred tax liability	(3,864,606)	(2,782,032)

Net deferred tax liability	$(491,570)	$(704,601)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable.  Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.  Although realization is not assured, management believes as of December 31, 2012, it is more likely than not that the deferred tax assets, will be realized.  At December 31 2012 and 2011, the Company did not have a valuation allowance.

At December 31, 2012, the Company had a federal tax ordinary loss carryforward of $153.7 million which expires in 2026, that was attributable to the Company’s acquisition of REALIC.  Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards.  The Section 382 limitation is an annual limitation on the amount of pre-acquisition NOLs that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation, subject to potential purchase price adjustments, is approximately $20.0 million.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

In August 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (“DRD”) on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61.  Revenue Ruling 2007-61 also announced the Treasury Department’s and the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson did not agree with the assessment and filed a protest with the Appellate Division of the IRS.  In February 2013, the IRS fully conceded the separate account DRD issue in favor of the Company after obtaining approval from the Joint Committee on Taxation.

In February 2012, Brooke Life received a Notice of Proposed Adjustment from the IRS, regarding an assessment related to its tax treatment of interest expense on intercompany debt in 2007 and 2008.  Due to the intercompany tax sharing agreement, the effect of an adjustment, if any, would impact Jackson’s total stockholder’s equity.  The total aggregate exposure to the Company’s stockholder’s equity is approximately $160.0 million.  Brooke Life does not agree with the assessment, believes its current position is sustainable and filed a protest with the Appellate Division of the IRS.  In February 2013, the IRS fully conceded the debt/equity issue for years under examination in favor of the Company, subject to approval by the Joint Committee on Taxation.

During 2011, Jackson established a reserve for an unrecognized tax benefit as required for income tax uncertainties.  The following table summarizes the changes in the Company’s unrecognized tax benefits, for the years ended December 31, 2012 and 2011 (in thousands).

	2012	2011
Unrecognized tax benefit, beginning of year	$45,065	$-
Additions for tax positions identified	-	45,065
Reduction of tax positions of closed prior years	-	-
Reduction of reserve (1)	(45,065)	-
Unrecognized tax benefit, end of year	$-	$45,065

(1)	Elimination of reserve due to issuance of new IRS guidance

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions.  The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

Interest totaling $10.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement for 2011.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2012, 2011, or 2010.

Based on information available as of December 31, 2012, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

14.	Commitments, Contingencies and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company’s financial condition.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including a modal premium case and allegations of misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable.  At December 31, 2012 and 2011, Jackson recorded accruals totaling $32.9 million and $19.9 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies.  These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations.  Based on data received, the Company’s reserve for future state guaranty fund assessments was $43.1 million and $26.6 million at the end of 2012 and 2011, respectively.  Related premium tax offsets were $19.7 million and $15.3 million at December 31, 2012 and 2011, respectively.  While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2012, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $528.2 million.  At December 31, 2012, unfunded fixed-rate commercial mortgage loan commitments totaled $140.1 million.

The Company has received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.  Concurrently, some regulators and state legislatures have required and others are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  Additionally, numerous states are contracting with independent firms to perform specific unclaimed property audits or targeted market conduct examinations covering claims settlement practices and procedures for escheating unclaimed property.  One such firm has been contracted by treasury departments of 26 states to perform an examination of the Company’s practices for handling unclaimed property.  Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In 2011, the Company initiated a project to compare its entire policy master file to vendors’ databases of known deaths and accrued a $25.0 million provision for potential claims at December 31, 2011.  In 2012, the Company incurred losses of $28.0 million, net of policy reserves released upon death, as a result of the project.  At December 31, 2012, based on its current analysis, the Company has accrued $28.0 million for estimated remaining claims that have not yet been positively identified.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services.  These agreements, subject to certain termination provisions, have ten-year periods and expire in 2019 and 2020.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2012, Jackson recorded a liability of $12.1 million for future lease payments.  Lease expense was $28.1 million, $25.2 million, and $22.3 million in 2012, 2011, and 2010, respectively.  At December 31, 2012, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2013	$19,779
2014	17,984
2015	14,360
2016	11,939
2017	6,940
Thereafter	13,881
Total	$84,883

15.	Share-Based Compensation

Certain officers participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADR’s”) that are tradable on the New York Stock Exchange and are described below.

The Group Performance Share Plan (“GPSP”) is a Prudential incentive plan in which all executive directors of Prudential and other senior executives can participate.  Awards are granted in the form of a nil cost option with a vesting period of three years.  The performance measure for the awards is that Prudential’s Total Shareholder Return (“TSR”) outperforms an index comprised of peer companies over a three-year period.  Vesting of the awards between each performance period is on a straight line sliding scale basis ranging from 0% (less than the peer index TSR return) to 100% (more than 120% of the peer index TSR return).  Participants are entitled to the value of reinvested dividends that would have accrued on the shares that vest.

The Business Unit Performance Plan (“BUPP”) is a Prudential incentive plan created to provide a common framework under which awards would be made to Chief Executive Officers (“CEO”) of Prudential’s business units.  Awards under this nil cost plan for Jackson’s CEO are based on compound annual growth in Jackson Shareholder Capital Value on a European Embedded Value (“EEV”) basis with performance measured over three years. Awards granted in 2009 and later are settled in ADR’s after vesting.  Participants are entitled to receive the value of reinvested dividends over the performance period for those shares/ADR’s that vest.  The compound annual growth parameters for the awards are based on factors relevant to the U.S. business and vesting between each performance point is on a straight line sliding scale basis ranging from 0% (less than 8% growth) to 100% (more than 12% growth).

In 2011, the Company granted one-off type retention awards to certain key senior executives within Jackson.  These awards were subject to the prior approval of the Jackson Remuneration Committee and are nil cost options with a contingent right to receive Prudential ADR’s.  The awards are contingent upon continued employment of the recipient through the award vesting date.  There are no performance measurements with these awards.

In 2012, the Company classifies all the above plans as equity settled plans and, thereby, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the statement of equity.  Prior periods have been reclassified to conform to this presentation.  At December 31, 2012 and 2011, the Company had $12.9 million and $8.0 million, respectively, reserved for future payments under these plans.

The Company also has a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADR’s, or a conditional allocation of Prudential ADR’s.  These share awards are based on the compound annual EEV imputed growth in shareholder value of the U.S. business, have vesting periods of four years and are at nil cost to the employee.  Share awards vest between 0% (less than 8% growth) and 150% (more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADR’s granted during the performance period.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company classifies this plan as a liability settled plan and, thereby, reflects the accrued compensation expense and the value of the shares distributed under this plan within other liabilities.  At December 31, 2012 and 2011, the Company had $23.9 million and $15.6 million, respectively, accrued for future payments under this plan.

The Company either acquires shares/ADR’s or reimburses Prudential for the costs of any shares/ADR’s that were distributed to participants in the above plans, or are to be distributed in the future. The shares/ADR’s acquired for all the share-award plans are held at cost in a trust account for future distributions.  The Company reflects the costs of shares/ADR’s held within the statement of equity as shares held in trust.  At December 31, 2012 and 2011, the Company had $25.1 million and $16.8 million of shares/ADR’s held at cost in the trust, respectively.

The Company recognizes share-based compensation expense associated with the equity settled plans based on the grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to the plans cash settlement alternatives.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	For the Years Ended December 31,
	2012	2011	2010
Group Performance Share Plan	$8.0	$2.3	$1.5
Business Unit Performance Plan	7.2	3.7	-
Retention Share Plan	2.0	1.5	-
Jackson performance plan	15.8	4.3	10.7
Total compensation expense related to incentive plans	$33.0	$11.8	$12.2

Income tax benefit	$11.5	$4.1	$4.3

The total unrecognized compensation expense related to all share-based plans at December 31, 2012 was $12.9 million with a weighted average remaining period of 1.32 years.

The weighted average share/ADR fair values of share-based awards granted by plan during 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Weighted Average Fair Value:
Group Performance Share Plan	$12.11	$12.84	$8.33
Business Unit Performance Plan	$20.89	$21.89	$15.48
Jackson performance plan	$24.24	$23.27	$15.97

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date.  The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term. The following assumptions were used in 2012, 2011 and 2010 in determining the GPSP fair value:

	2012	2011	2010
Dividend yield	3.63%	3.33%	3.43%

Expected volatility	32.80%	28.80%	43.00%

Risk-free interest rate	0.30%	1.33%	1.78%

Expected life	3 years	3 years	3 years

Weighted average share price	$12.11	$12.84	$8.33

The expected volatility is measured as the standard deviation of expected share price returns based on statistical analysis of daily share prices over a period up to the grant date equal to the expected life of the options. Risk-free interest rates are United Kingdom gilt rates with projections for three-year terms to match corresponding vesting periods.  Dividend yield is determined as the average yield over the year of the grant and expected dividends are not incorporated into the measurement of fair value.  For the GPSP, volatility and correlation between Prudential and an index constructed from a simple average of the Total Shareholder Return growth of ten companies is required. For the grants in 2012, an average index volatility and correlation of 32 percent and 76 percent, respectively, were used. Changes to the subjective input assumptions could materially affect the fair value estimate.

At December 31, 2012 and 2011, there were no outstanding non-vested Prudential shares granted.

Outstanding non-vested Prudential ADR’s granted were as follows:

	GPSP		BUPP		Performance Award Plan
	ADR’s	Weighted Average Grant Date Fair Value	ADR’s	Weighted Average Grant Date Fair Value	ADR’s	Weighted Average Grant Date Fair Value
At December 31, 2010	385,459	$9.40	385,459	$14.80	1,228,400	$17.07
Granted	98,824	12.84	98,824	21.89	166,704	23.27
Exercised	-		-		206,000	26.34
Lapsed/Forfeited	-		-		203,745	15.46
At December 31, 2011	484,283	10.10	484,283	16.25	985,359	16.51

Granted	99,628	12.11	99,628	20.89	162,121	24.24
Exercised	234,238		219,598	14.35	220,710	22.73
Lapsed/Forfeited	-		14,640	14.35	77,753	18.49
At December 31, 2012	349,673	$10.68	349,673	$18.83	849,017	$16.19

At December 31, 2012, there were 333,676 non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $19.45.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

16.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.  Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan Commissioner prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2012, the adjusted earned surplus of the Company was $1,100.7 million.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any realized investment gains, for the twelve month period ended on the preceding December 31.  The Commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2013, is estimated to be $826.9 million, subject to the availability of adjusted earned surplus as of the dividend date.

The Company received capital contributions from its parent of $36.0 million, $19.4 million, and $150.1 million in 2012, 2011, and 2010, respectively.  The capital contributions included $36.0 million, $19.4 million, and $20.1 million in 2012, 2011, and 2010, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities.  Dividend payments from the Company to its parent were $400.0 million, $530.0 million, and $275.0 million in 2012, 2011, and 2010, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.3 billion and $3.6 billion at December 31, 2012 and 2011, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $847.2 million, $(453.2) million, and $769.6 million in 2012, 2011, and 2010, respectively.

The Commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  This permitted practice expires on October 1, 2013.  At December 31, 2012 and 2011, the effect of the permitted practice decreased statutory surplus by $580.5 million and $474.4 million, net of tax, respectively.  The permitted practice had no impact on statutory net income.

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. In relation to the acquisition of REALIC and pursuant to Michigan Insurance Law at December 31, 2012, the Company reported approximately $470.1 million of statutory basis VOBA, which is fully admissible.  Accordingly, the acquisition had no impact on the Company’s statutory basis capital and surplus at the acquisition date.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies.  Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital, calculated in a manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in a manner prescribed by the NAIC (“ACL RBC”).  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2012 and 2011, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies.  A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments.  In 2012 and 2011, there were no significant exceptions with any ratios.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

17.	Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $38.7 million, $36.6 million, and $37.2 million to PPM for investment advisory services during 2012, 2011, and 2010, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2012, 2011, and 2010 totaled $99.6 million, $94.7 million, and $85.7 million, respectively.

Jackson has entered into shared services administrative agreements with both, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $7.3 million, $8.5 million, and $6.2 million of certain management and corporate services costs to these affiliates in 2012, 2011, and 2010, respectively.

Jackson provides a $40.0 million revolving credit facility to Nicole Finance, Inc., an upstream holding company.  The loan, executed in 2011, is unsecured, matures in December 2016, accrues interest at 1.27% per annum and has a commitment fee of 0.10% per annum.  There was $26.0 million and $14.7 million outstanding at December 31, 2012 and 2011, respectively.  The highest outstanding loan balance during 2012 and 2011 was $26.0 million and $14.7 million, respectively.  Interest and commitment fees totaled $0.2 million and $9 thousand during 2012 and 2011, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2012 or 2011.  The highest outstanding loan balance during both 2012 and 2011 was $1.0 million.  During 2012, 2011, and 2010, interest and commitment fees totaled $0.1 million, $0.1 million, and $0.2 million, respectively.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no outstanding balance at December 31, 2012 and 2011.  The highest outstanding loan balance during both 2012 and 2011 was $7.0 million.  Interest and commitment fees totaled $0.1 million, $0.2 million, and $0.1 million during 2012, 2011, and 2010, respectively.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $21.6 million, $21.1 million, and $20.1 million of revenue associated with these services during 2012, 2011, and 2010, respectively.  This revenue is included in other income in the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

18.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company’s annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $20.9 million, $18.0 million, and $17.4 million in 2012, 2011, and 2010, respectively, comprised solely of the Company’s annual contributions to the plan.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2012 and 2011, the liability for such plans totaled $130.9 million and $121.5 million, respectively, and is reported in other liabilities.  Jackson invests in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $25.5 million, $3.6 million, and $22.5 million in 2012, 2011, and 2010, respectively.  Investment income (loss) from the mutual funds totaled $18.9 million, $(3.7) million, and $15.7 million in 2012, 2011, and 2010, respectively.

With the acquisition of SRLC, Jackson acquired liabilities related to certain benefit plans which included the Southwestern Life Holdings, Inc. Retiree Benefit Plan, the American Merchants Life Insurance Co. Retiree Benefit Plan, the PennCorp Financial Group, Inc. Retirement and Savings Plan, and the GMAC/Integon obligation.  The net liability for these acquired benefit plans was $8.7 million at December 31, 2012.

19.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Commission expenses	$1,646,678	$1,422,681	$1,263,012
General and administrative expenses	709,690	586,130	538,758
Deferral of policy acquisition costs	(1,105,124)	(1,002,864)	(938,131)
Total operating costs and other expenses	$1,251,244	$1,005,947	$863,639

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Independent Auditors’ Report
                       Statements of Assets and Liabilities as of December 31, 2012
                       Statements of Operations for the period ended December 31, 2012
                       Statements of Changes in Net Assets for the periods ended December 31, 2012 and 2011
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2012 and 2011
                       Consolidated Income Statements for the years ended December 31, 2012, 2011, and 2010
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2012, 2011, and 2010
                       Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.
Selling Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, LLC (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

e.
Selling Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, LLC (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

4.

a.	Specimen of the Perspective L Series Fixed and Variable Contract, incorporated herein by reference to the Registrant's Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.
Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

j.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

k.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed September 30, 2004 (File Nos. 333-119427 and 811-08664).

o.
Specimen of Combination 4% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

p.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

q.
Specimen of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

r.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

s.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

t.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

u.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

w.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

y.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

z.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ff.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-333-136472 and 811-08664).

gg.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

oo.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

pp.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement,incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.  333-70472 and 811-08664).

uu.
Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

vv.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ww.
Specimen of the Joint For Life GMWB with Bonus, guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

xx.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up    Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

yy.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

zz.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

aaa.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

bbb.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ccc.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ddd.
Specimen of the 6% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

eee.
Specimen of the Combination [6%] Roll-up and Highest Quarterly Anniversary Value guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

fff.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ggg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up  (Freedom) Endorsement  (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

hhh.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement  (7588 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

iii.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance    Adjustment and Annual Step-Up  (DB) Endorsement  (7589 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

jjj.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

kkk.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

lll.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

mmm.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

nnn.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

ooo.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up  (LifeGuard Freedom DB) Endorsement (7602 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

ppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

qqq.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up  (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

rrr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up  (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

sss.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

ttt.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

uuu.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

vvv.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

www.
Specimen of the [3%] Contract Enhancement Endorsement (7568 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

xxx.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

yyy.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

zzz.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

cccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

dddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

eeee.
Specimen of the Perspective L Series Fixed and Variable Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

ffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

gggg.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

hhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

jjjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

kkkk.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

llll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

mmmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

nnnn.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

oooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

pppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

qqqq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

rrrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

ssss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

tttt.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

uuuu.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

vvvv.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

wwww.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

xxxx.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

yyyy.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

zzzz.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

aaaaa.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

bbbbb.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ccccc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ddddd.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

eeeee.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Registration Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 filed on September 2, 2005 (File Nos. 333-119656 and 811-08664).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119656 and 811-08664).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on April 25, 2007 (File Nos. 333-119656 and 811-08664).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 filed on November 28, 2007 (File Nos. 333-119656 and 811-08664).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on March 26, 2008 (File Nos. 333-119656 and 811-08664).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 filed on October 6, 2008 (File Nos. 333-119656 and 811-08664).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

i.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13 filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

k.
Form of the Fixed and Variable Annuity Combination Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

l.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

m.
Form of the Fixed and Variable Annuity Combination Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (VA610 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

o.
Form of the Variable and Fixed Annuity Application (V3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

p.
Form of the Perspective L Series Variable and Fixed Annuity Application (V610 08/11), incorporated herein by reference to the Registrant’s Registration Statement filed on July 22, 2011 (File Nos. 333-175719 and 811-08664).

q.
Form of the Variable and Fixed Annuity Application (V3573 08/11), incorporated herein by reference to the Registrant’s Registration Statement filed on July 22, 2011 (File Nos. 333-175719 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).
7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on March 26, 2008 (File Nos. 333-119656 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on October 6, 2008 (File Nos.333-119656 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD  ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 filed on August 26, 2011 (File Nos. 333-119656 and 811-08664).

k.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on April 24, 2012 (File Nos. 333-119656 and 811-08664).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.                 Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.               Not Applicable.

12.               Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

David A. Collins	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Treasurer & Controller
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Director
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Karen M. Minor	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Vice President
300 Innovation Drive
Franklin, TN 37067

Michael A. Wells	President, Chief Executive Officer & Chairman
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Allied Life Brokerage Agency, Inc.	Iowa	100% Jackson National Life Insurance Company
Ascent Holdings Limited	England	50% Prudential Property Investment Managers Limited
Ascent Insurance Brokers (Corporate) Limited	England	100% Ascent Insurance Brokers Limited
Ascent Insurance Brokers Limited	England	100% Ascent Holdings Limited
Ascent Insurance Management Limited	England	100% Ascent Holdings Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco1) Inc.	Delaware	100% Prudential (US Holdco 1) Limited
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK)	United Kingdom	100% Brooke UK LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
\CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital Solar B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
Eastspring Investments Fund Management Limited Liability Company	Vietnam	100% Prudential Vietnam Assurance Private Ltd
Eastspring Securities Investment Trust Co. Ltd.	Taiwan	99.54% Prudential Corporation Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	England	100% FA II Limited
Falcon Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company PCC Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	England	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	England	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	England	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	England	100% Prudential Securities Limited
Hyde Holdco 1 Limited	England	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	England	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	England	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital Nominees Limited	England	100% M&G Limited
Infracapital SLP Limited	England	100% M&G Limited
Infracapital Solar B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Innisfree M&G PPP LLP	England	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	England	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	England	100% M&G Limited
M&G International Investments Limited	Austria (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	England	100% M&G International Investments Limited
M&G Investment Management Limited	England	100% M&G Limited
M&G Investments (Singapore) Pte. Ltd.	Singapore	100% M&G Limited
M&G Limited	England	100% M&G Group Limited
M&G Management Services Limited	England	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	England	100% Infracapital GP Limited
Mission Plans of America, Inc.	Texas	100% Jackson National Life Insurance Company
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Northstreet IP Services Singapore Pte Ltd.	Singapore	100% Prudential Singapore Holdings Pte Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Group Holdings Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.81% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	England	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	England	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	England	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPMC First Nominees Limited	England	100% M&G Limited
PPS Five Limited	England	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PRUPIM France	France (Branch Only)	100% Prudential Property Investment Managers Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management Indonesia	Indonesia	99% Prudential Asset Management (Hong Kong) Limited
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudence Foundation Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four)	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	England	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Group Holdings Limited
Prudential (US Holdco 1) Limited	England	100% Prudential US Limited
Prudential (US Holdco 2)	Gibraltar	100% Holborn Delaware LLC
Prudential / M&G UKCF GP Limited	England	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	England	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	England	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd.	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	England	100% Prudential plc
Prudential Capital PLC	England	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	England	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	England	Publicly Traded
Prudential Corporation Holdings Limited	England	100% Prudential Holdings Limited
Prudential Corporation Limited	England	100% Prudential Group Holdings Limited
Prudential Distribution Limited	Scotland	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	England	100% Prudential plc
Prudential Five Limited	England	100% Prudential Group Holdings Limited
Prudential Four Limited	England	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	England	100% Prudential plc
Prudential Group Pensions Limited	England	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	England	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	England	25% The Prudential Assurance Company Limited
Prudential Health Limited	England	100% Prudential Health Insurance Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	England	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	England	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	England	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Lalondes Limited	England	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	England	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	England	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% Prudential Property Investment Managers Limited
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	England	100% Prudential Property Services Limited
Prudential Property Services Limited	England	100% Prudential plc
Prudential Protect Limited	England	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	England	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Securities Limited	England	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	England	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	England	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	England	100% M&G Limited
Prudential UK Services Limited	Scotland	100% Prudential Financial Services Limited
Prudential US Limited	England	100% Prudential plc
Prudential Unit Trusts Limited	England	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	England	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Group Holdings Limited
REALIC of Jacksonville Plans, Inc.	Texas	100% Jackson National Life Insurance Company
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
ROP, Inc.	Delaware	100% Jackson National Life Insurance Company
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	England	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
SRLC Management America Corp.	Delaware	100% Jackson National Life Insurance Company
Stableview Limited	England	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	England	100% Prudential Personal Equity Plans Limited
Thames Insurance Brokers Limited	England	100% Ascent Insurance Brokers Limited
The First British Fixed Trust Company Limited	England	100% M&G Limited
The Forum, Solent, Management Company Limited	England	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	England	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
VFL International Life Company SPC, Ltd.	Cayman Islands	100% Jackson National Life Insurance Company
Wharfedale Acquisitions Limited	England	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	England	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	England	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 28, 2013

Qualified – 115,963
Non-Qualified – 60,114

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A and the Jackson SWL Variable Annuity Fund I.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 23rd day of April, 2013.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 23, 2013
Michael A. Wells, President, Chief
Executive Officer, Director and Chairman

*	April 23, 2013
James R. Sopha, Chief Operating Officer
and Director

*	April 23, 2013
Clifford J. Jack, Executive Vice President
and Director

*	April 23, 2013
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 23, 2013
Michael A. Costello, Senior Vice President,
Treasurer and Controller

*	April 23, 2013
Leandra R. Knes, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, and 333-183050), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 8th day of April, 2013.

/s/ MICHAEL A. WELLS	/s/ P. CHAD MYERS
Michael A. Wells, President, Chief Executive Officer, Chairman and Director	P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ JAMES R. SOPHA	/s/ MICHAEL A. COSTELLO
James R. Sopha, Chief Operating Officer	Michael A. Costello, Senior Vice President,
and Director	Controller and Treasurer
/s/ CLIFFORD J. JACK	/s/ LEANDRA R. KNES
Clifford J. Jack, Executive Vice President and Director	Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.                      Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.